1933 Act Registration No. 33-82054
1940 Act Registration No. 811-8660

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 12

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 13

Thrivent Variable Annuity Account A
(Exact name of registrant as specified in charter)

Thrivent Financial for Lutherans
(Name of Depositor)
625 FOURTH AVENUE SOUTH
MINNEAPOLIS, MINNESOTA 55415
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (612) 340-7005

John C. Bjork, ESQ.
Thrivent Financial for Lutherans
625 FOURTH AVENUE SOUTH
MINNEAPOLIS, MINNESOTA 55415
(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective:

[  ] immediately upon filing pursuant to paragraph (b):

[X] on May 1, 2004 pursuant to paragraph (b) of Rule 485

[  ] 60 days after filing pursuant to paragraph (a)(1)

[  ] on (date) pursuant to paragraph (a)(1)

[  ] 75 days after filing pursuant to paragraph (a)(2)

[  ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[  ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED
Interest in a separate account under flexible premium deferred variable annuity contracts.

THRIVENT VARIABLE ANNUITY ACCOUNT A

PROSPECTUS
FOR
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
ISSUED BY THRIVENT FINANCIAL FOR LUTHERANS

                             Service Center:                                      Corporate Office:
                             4321 North Ballard Road                              625 Fourth Avenue South
                             Appleton, WI 54919-0001                              Minneapolis, MN 55415-1665
                             Telephone: 800-THRIVENT                              Telephone: 800-THRIVENT
                             E-mail: mail@thrivent.com                            E-mail: mail@thrivent.com

This Prospectus describes the flexible premium deferred variable annuity Contract (the "Contract") which was issued by Thrivent Financial for Lutherans ("Thrivent Financial," "we," "us" or "our"), a fraternal benefit society organized under Wisconsin law. Even though we no longer issue new Contracts, you may continue to allocate net premiums among investment alternatives with different investment objectives.

We allocate net premiums based on the Annuitant's designation to one or more Subaccounts of Thrivent Variable Annuity Account A (the "Variable Account"), and/or to the Fixed Account (which is the general account of ours, and which pays interest in an amount that is at least as great as the guaranteed fixed rate). The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc., which is an open-end management investment company (commonly known as a "mutual fund"). We provide the overall investment management for each of the Portfolios, although some of the Portfolios are managed by an investment subadviser. The accompanying Prospectus for the Fund describes the investment objectives and attendant risks of the following Portfolios :

Thrivent Technology Portfolio
Thrivent Partner Small Cap Growth Portfolio (subadvised by Franklin Advisers, Inc.)
Thrivent Partner Small Cap Value Portfolio (subadvised by T. Rowe Price Associates, Inc.)
Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Growth Portfolio
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Partner International Stock Portfolio (subadvised by Mercator Asset Management, LP and T. Rowe Price International, Inc.)
Thrivent Partner All Cap Portfolio (subadvised by Fidelity Management & Research Company)
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Growth Portfolio II
Thrivent Partner Growth Stock Portfolio (subadvised by T. Rowe Price Associates, Inc.)
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Real Estate Securities Portfolio
Thrivent Balanced Portfolio
Thrivent High Yield Portfolio
Thrivent Partner High Yield Portfolio (subadvised by Pacific Investment Management Company LLC)
Thrivent Income Portfolio
Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Mortgage Securities Portfolio
Thrivent Money Market Portfolio

Additional information about us, the Contract and the Variable Account is contained in a Statement of Additional Information ("SAI") dated May 1, 2004. That SAI was filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. You may obtain a copy of the SAI without charge by writing to us at our address above. In addition, the Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the SAI. The Table of Contents for the SAI may be found on Page __ of this Prospectus. Appendix A sets forth definitions of special terms used in this Prospectus.

An investment in the Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves investment risk including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing, and should be read and kept for future reference. It is valid only when accompanied or preceded by the current Prospectus of Thrivent Series Fund, Inc.

The date of this Prospectus is May 1, 2004.

Notice Regarding Thrivent Partner Small Cap Growth Portfolio

Franklin Advisers, Inc. ("FAI") has given notice that it will terminate its Investment Subadvisory Agreement to serve as investment subadviser to the Thrivent Partner Small Cap Growth Portfolio, effective May 31, 2004. The Board of Directors of Thrivent Series Fund, Inc. (the "Fund ") has directed the Fund's investment adviser, Thrivent Financial for Lutherans ("Thrivent Financial"), to conduct a search for a new small cap growth investment subadviser to replace FAI. Thrivent Financial anticipates recommending a new investment subadviser to the Board of Directors at the Board's next regularly scheduled meeting on May 18, 2004. If the Board of Directors approves the recommendation, the new investment subadviser will begin serving as investment subadviser to the Portfolio on or before May 31, 2004. In the event a new investment subadviser is not in place by May 31, 2004, the Fund will either seek FAI's agreement to continue managing the portfolio until a new investment subadviser is in place, or Thrivent Financial will assume direct investment management responsibilities for the portfolio until a new subadviser assumes management of the portfolio. Prior to May 31, 2004, the Fund will send notification to shareholders of the Portfolio advising them of who has been selected as new investment subadviser, when the change will take place, and, if the change is expected to occur after May 31, 2004, who will be providing direct investment management to the portfolio until the new subadviser assumes that responsibility.

The Thrivent Partner Small Cap Growth Portfolio operates under a "manager-of-managers" structure. Under this structure, Thrivent Financial has the authority, with approval of the Board of Directors, to hire, fire and change subadvisers and amend subadvisory agreements without shareholder approval. The hiring of a new investment subadviser to replace FAI will be done under this authority.

Page

Fee and Expense Tables

Summary
  The Contract
   Annuity Payments
   Federal Tax Status
   Condensed Financial Information

Thrivent Financial and the Variable Account
   Thrivent Financial
   The Variable Account

Investment Options
   Variable Investment Options and the Subaccounts
   Investment Management
   Addition, Deletion, Combination, or Substitution of Investments
   Fixed Account

The Contract
   Crediting and Allocating Your Premium Payments
   Owners, Payees and Annuitants
   Adult and Juvenile Contracts
   Beneficiaries
   Assignments of Ownership
   Successor Owners
   Contracts Issued in Connection with Qualified Plans

Accumulation Phase
   Contract Valuation
   Fixed Account Valuation
   Variable Account Valuation
   Net Investment Factor
   Dollar Cost Averaging
   Transfers among Subaccounts and/or the Fixed Account
   Asset Rebalancing
   Telephone Transactions
   Surrenders and Withdrawals Before the Annuity Commencement Date
   Automatic Payout Option
   Death of an Owner and/or Annuitant Before the Annuity Commencement Date

Annuity Phase
   Annuity Commencement Date
   Annuity Payments
   Withdrawals and Surrenders during the Annuity Phase
   Death of Owner/Payee after the Annuity Commencement Date

Charges and Deductions
    Surrender Charge (Contingent Deferred Sales Charge)
    Transfer Charge
    10% Free Withdrawal
    Waiver of Withdrawal and Surrender Charges
    Contract Maintenance Charge
    Mortality and Expense Risk Charge
    Fund Expenses

General Information about the Contracts
    The Entire Contract
    Postponement of Payments
    Payment by Check
    Date of Receipt
    Maintenance of Solvency
    Reports to Contract Owners
    State Variations
    Gender Neutral Benefits
    Contract Inquires

Federal Tax Matters
    Introduction
    Variable Account Tax Status
    Taxation of Annuities in General
    Qualified Plans
    1035 Exchanges
    Diversification Requirements
    Withholding
    Other Considerations

Voting Rights

Sales and Other Agreements

Legal Proceedings

Sales and other Agreements

Financial Statements

Statement of Additional Information

    Order Form

Appendix A - Definitions

Appendix B - Condensed Financial Information

Fee and Expense Tables

The following tables describe the fees and expenses that you will pay when owning and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you own or surrender the Contract or transfer cash value between investment options. You pay no sales charge when you make additional investments in the Contract.

  Contract Owner Transaction Expenses
              Sales Load Imposed on Purchase (as a percentage of purchase payments)                                0%
              Maximum Deferred Sales Load (as a percentage of Excess Amount surrendered)                           7%(1)
              Transfer Fee                                                                                       $10 (2)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Annual Contract Fee                                                                                              $25(3)
Annual Subaccount Expenses
              Mortality and Expense Risk Charge                                                                    1.25%
              Total Subaccount Annual Expenses                                                                     1.25%

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you pay periodically during the time that you own the Contract. More detail concerning the fees and expenses of the Portfolios of the Fund is contained in the prospectus for the Fund.

Total Annual Portfolio Operating Expenses (4)

                                                                               Minimum        Maximum
         (expenses that are deducted from the Portfolio assets, including       0.39%            1.72%
          management fees and other expenses)

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender or annuitize your Contract at the end of the applicable time period:

---------------------------- ------------------------- -------------------------- -------------------------
          1 Year                     3 Years                    5 Years                   10 Years
---------------------------- ------------------------- -------------------------- -------------------------
   Minimum        Maximum      Minimum      Maximum      Minimum      Maximum       Minimum      Maximum
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------
$816            $879         $1,009       $1,201       $1,202       $1,531        $1,926       $2,619
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------

If you do not surrender your Contract:

---------------------------- ------------------------- -------------------------- -------------------------
          1 Year                     3 Years                    5 Years                   10 Years
---------------------------- ------------------------- -------------------------- -------------------------
   Minimum        Maximum      Minimum      Maximum      Minimum      Maximum       Minimum      Maximum
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------
$165            $231         $512         $714         $883         $1,222        $1,926       $2,619
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------

(1) In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year; only the amount in excess of that amount (the "Excess Amount") will be subject to a surrender charge. A surrender charge is deducted if a full or partial surrender occurs during the first seven Contract Years. The surrender charge is 7% during the first Contract Year and decreases by 1% each subsequent Contract Year. No surrender charge is deducted for surrenders occurring in Contract Years eight and later. The surrender charge also will be deducted if the annuity payments begin during the first six Contract Years, except under certain circumstances as described in "Waiver of Withdrawal and Surrender Charges."

(2) You are allowed 12 free transfers per Contract Year. Subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a $10 transfer charge.

(3) If your net premiums in the Contract exceed $1,500, we will waive the Contract maintenance charge. Net premiums are the sum of all premiums less withdrawals.

(4) Thrivent Financial has agreed to voluntarily reimburse all expenses other than the advisory fees for certain of the Portfolios. After taking these voluntary arrangements into account, the range (minimum and maximum) of total operating expenses charged by the Portfolios would have been 0.37% to 1.03%. The reimbursements may be discontinued at any time.

Summary

Please refer to Appendix A at the end of this Prospectus for definition of terms which can help you understand details about your Contract. The Summary is an introduction to various topics related to the Contract. For more detailed information on each subject, refer to the appropriate section of this Prospectus.

The Contract

Allocation of Premiums. You may allocate premiums under the Contract to one or more of the Subaccounts of the Variable Account and the Fixed Account. Certain of the investment options may be unavailable in some states.

The Accumulated Value of the Contract in the Subaccounts and the amount of variable annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premium allocations to the Fixed Account will accumulate at an effective annual interest rate of at least 3-1/2%.

Optional Investment Programs. We offer optional Dollar Cost Averaging and Asset Rebalancing Programs. See "The Accumulation Phase - Dollar Cost Averaging" and "The Accumulation Phase - Asset Rebalancing."

Surrenders. If you request a surrender on or before the Annuity Date, we will pay to you all or part of the Accumulated Value of a Contract after deducting any applicable surrender charge or maintenance charge.

Transfers. You may request the transfer of all or a part of your Contract's Accumulated Value to or from other Subaccounts or the Fixed Account. You may request 12 free transfers per Contract Year. Subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a $10 transfer charge. We will not transfer any amount less than $50 into any single Subaccount.

Death Benefits. The Contract offers a Death Benefit if the Annuitant dies before the Annuity Date.

Annuity Payments

We determine the Annuity Commencement Date based on the Annuitant's age at the time we issue the Contract. You may elect to change this date subject to state restrictions. At the time of your Annuity Commencement Date, you must begin receiving annuity payments if the distributions are from a Qualified Plan. We offer five different annuity payment options, four of which provide annuity payments on a fixed basis.

Federal Tax Status

Generally, there should be no federal income tax payable on increases in Accumulated Value until there is a distribution. Distributions and annuity payments may be taxable as ordinary income. The taxable portion of most distributions will be subject to withholding unless the payee elects otherwise. There may be tax penalties if you take a distribution before reaching age 59 1/2. Current tax laws may change at any time.

Death proceeds are taxable and generally are included in the income of the recipient as follows:

  If received under a payment option, they are taxed in the same manner as annuity payments.
  If distributed in a lump sum, they are taxed in the same manner as a full surrender.

Condensed Financial Information

Condensed financial information containing the accumulated unit value history appears at the end of this Prospectus in Appendix B.

THRIVENT FINANCIAL AND THE VARIABLE ACCOUNT

Thrivent Financial

We are a fraternal benefit society owned by and operated for our members. We were organized in 1902 under Wisconsin law, and we are in compliance with Internal Revenue Code Section 501(c)(8). We are currently licensed to transact life insurance business in all 50 states and the District of Columbia.

We are subject to regulation by the Office of the Commissioner of Insurance of the State of Wisconsin as well as by the insurance regulators of all the other states and jurisdictions in which we do business. We submit annual reports on our operations and finances to insurance officials in such states and jurisdictions. The forms of Contracts described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold. We are also subject to certain Federal securities laws and regulations.

The Variable Account

The Variable Account is a separate account of ours, which was established in 1994. The Variable Account meets the definition of a "separate account" under the federal securities laws. We have caused the Variable Account to be registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). This registration does not involve supervision by the SEC of the management or investment policies or practices.

We own the assets of the Variable Account, and we are not a trustee with respect to such assets. However, the Wisconsin laws under which the Variable Account is operated provide that the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct. We may transfer to our general account assets of the Variable Account which exceed the reserves and other liabilities of the Variable Account.

Income and realized and unrealized gains and losses from each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. We may accumulate in the Variable Account the charge for expense and mortality risk, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.

INVESTMENT OPTIONS

Variable Investment Options and the Subaccounts

You may allocate the premiums paid under the Contract and transfer from the Contract's Accumulated Value to one or more of the Subaccounts of the Variable Account. We invest the assets of each Subaccount in corresponding Portfolios of the Fund. The Subaccounts and corresponding Portfolios are:

------------------------------------------------------- -----------------------------------------------------
                      Subaccount                                      Corresponding Portfolio
------------------------------------------------------- -----------------------------------------------------
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Thrivent Technology Subaccount                          Thrivent Technology Portfolio
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Thrivent Partner Small Cap Growth Subaccount            Thrivent Partner Small Cap Growth Portfolio
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Thrivent Partner Small Cap Value Subaccount             Thrivent Partner Small Cap Value Portfolio
------------------------------------------------------- -----------------------------------------------------
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Thrivent Small Cap Stock Subaccount                     Thrivent Small Cap Stock Portfolio
------------------------------------------------------- -----------------------------------------------------
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Thrivent Small Cap Index Subaccount                     Thrivent Small Cap Index Portfolio
------------------------------------------------------- -----------------------------------------------------
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Thrivent Mid Cap Growth Subaccount                      Thrivent Mid Cap Growth Portfolio
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Thrivent Mid Cap Growth II Subaccount                   Thrivent Mid Cap Growth Portfolio II
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Thrivent Mid Cap Stock Subaccount                       Thrivent Mid Cap Stock Portfolio
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Thrivent Mid Cap Index Subaccount                       Thrivent Mid Cap Index Portfolio
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Thrivent Partner International Stock Subaccount         Thrivent Partner International Stock Portfolio
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Thrivent Partner All Cap Subaccount                     Thrivent Partner All Cap Portfolio
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Thrivent Large Cap Growth Subaccount                    Thrivent Large Cap Growth Portfolio
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Thrivent Large Cap Growth II Subaccount                 Thrivent Large Cap Growth Portfolio II
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Thrivent Partner Growth  Stock Subaccount               Thrivent Partner Growth  Stock Portfolio
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Thrivent Large Cap Value Subaccount                     Thrivent Large Cap Value Portfolio
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Thrivent Large Cap Stock Subaccount                     Thrivent Large Cap Stock Portfolio
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Thrivent Large Cap Index Subaccount                     Thrivent Large Cap Index Portfolio
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Thrivent Real Estate Securities Subaccount              Thrivent Real Estate Securities Portfolio
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Thrivent Balanced Subaccount                            Thrivent Balanced Portfolio
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Thrivent High Yield Subaccount                          Thrivent High Yield Portfolio
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Thrivent Partner High Yield Subaccount                  Thrivent Partner High Yield Portfolio
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Thrivent Income Subaccount                              Thrivent Income Portfolio
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Thrivent Bond Index Subaccount                          Thrivent Bond Index Portfolio
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Thrivent Limited Maturity Bond Subaccount               Thrivent Limited Maturity Bond Portfolio
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Thrivent Mortgage Securities Subaccount                 Thrivent Mortgage Securities Portfolio
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Thrivent Money Market Subaccount                        Thrivent Money Market Portfolio
------------------------------------------------------- -----------------------------------------------------

Each of the Portfolios has an investment objective as described below:

Thrivent Technology Portfolio. To seek long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Thrivent Partner Small Cap Growth Portfolio. To achieve long-term capital growth by investing primarily in a diversified portfolio of common stocks of U.S. small capitalization companies.

Thrivent Partner Small Cap Value Portfolio. To seek long-term growth of capital by investing primarily in a professionally-managed diversified portfolio of smaller capitalization common stocks.

Thrivent Small Cap Stock Portfolio. To seek long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

Thrivent Small Cap Index Portfolio. To strive for capital growth that approximates the performance of the S&P SmallCap 600 Index* by investing primarily in common stocks of the index.

Thrivent Mid Cap Growth Portfolio. To achieve long-term growth of capital by investing primarily in a professionally-managed diversified portfolio of common stocks of companies with medium market capitalizations.

Thrivent Mid Cap Growth Portfolio II. To achieve long-term growth of capital by investing primarily in a diversified portfolio of common stocks of companies with medium market capitalizations.

Thrivent Mid Cap Stock Portfolio. To seek long-term capital growth by investing primarily in common stocks and securities convertible into common stocks of mid-sized companies.

Thrivent Mid Cap Index Portfolio. To seek total returns that track the performance of the S&P MidCap 400 Index* by investing primarily in common stocks comprising the Index.

Thrivent Partner International Stock Portfolio. To strive for long-term capital growth by investing primarily in foreign stocks.

Thrivent Partner All Cap Portfolio. To seek long-term growth of capital.

Thrivent Large Cap Growth Portfolio. To achieve long-term growth of capital through investment primarily in common stocks of established corporations that appear to offer attractive prospects of a high total return from dividends and capital appreciation.

Thrivent Large Cap Growth Portfolio II. To achieve long-term growth of capital and future income by investing primarily in a diversified portfolio of common stocks of companies that appear to offer better than average long-term growth potential.

Thrivent Partner Growth Stock Portfolio. To achieve long-term growth of capital and, secondarily, increase dividend income by investing primarily in a diversified portfolio of common stocks of well-established growth companies.

Thrivent Large Cap Stock Portfolio. To seek long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Thrivent Large Cap Value Portfolio. To achieve long-term growth of capital.

Thrivent Large Cap Index Portfolio. To strive for investment results that approximate the performance of the S&P 500(R)* Index by investing primarily in common stocks of the Index.

Thrivent Real Estate Securities Portfolio. To seek to provide long-term capital appreciation and high current income by investing primarily in the equity securities of companies in the real estate industry.

Thrivent Balanced Portfolio. To seek capital growth and income by investing in a mix of common stocks, bonds and money market instruments. Securities are selected consistent with the policies of the Thrivent Large Cap Index and the Thrivent Bond Index Portfolios.

Thrivent High Yield Portfolio. To achieve a higher level of income through investment in a diversified portfolio of high yield securities ("junk bonds") which involve greater risks than higher quality investments, while also considering growth of capital as a secondary objective.

Thrivent Partner High Yield Bond Portfolio. To strive for high current income and secondarily capital growth by investing primarily in high-risk, high yield bonds commonly referred to as "junk bonds."

Thrivent Income Portfolio. To achieve a high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate- and long-term fixed income securities.

Thrivent Bond Index Portfolio. To strive for investment results similar to the total return of the Lehman Aggregate Bond Index by investing primarily in bonds and other debt securities included in the Index.

Thrivent Limited Maturity Bond Portfolio. To seek a high level of current income consistent with stability of principal.

Thrivent Mortgage Securities Portfolio. To seek a combination of current income and long-term capital appreciation by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

Thrivent Money Market Portfolio. To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity through investment in high-quality, short-term debt obligations.

* "Standard & Poor's(R)", "S&P(R)", "Standard & Poor's 500", "500", "Standard & Poor's SmallCap 600 Index", "S&P SmallCap 600 Index", "Standard & Poor's MidCap 400 Index" and "S&P MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product. (Please see the Statement of Additional Information of the Fund, which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.)

We cannot assure that the Portfolios will achieve their respective investment objectives. You should periodically evaluate your allocation among the Subaccounts in light of current market conditions and the investment risks associated with investing in the various Portfolios of the Fund. A full description of the Portfolios and their investment objectives, policies, expenses, and risks and other aspects of the Fund's operations is contained in the accompanying prospectus for the Fund, which should be carefully read in conjunction with this Prospectus.

Shares of the Fund are sold to other insurance company separate accounts of ours and of our wholly owned subsidiary, Thrivent Life Insurance Company ("Thrivent Life"). and to retirement plans that we sponsor. The Fund may, in the future, create new Portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts and for Thrivent Life and us to invest simultaneously in the Fund, although we do not foresee any such disadvantages to either variable annuity or variable life insurance contract owners. The Fund's management intends to monitor events in order to identify any material conflicts between such Contract Owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:

  Changes in state insurance laws; or
  Changes in Federal income tax law; or
  Changes in the investment management of the Fund; or
  Differences in voting instructions between those given by the Contract Owners from the different separate accounts.

If we believe the response of the Fund to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own. Such action could include the sale of the Fund shares by one or more of the separate accounts, which could have adverse consequences.

The Fund is registered with the SEC under the 1940 Act as a diversified, open-end management investment company (commonly called a "mutual fund"). That registration does not involve supervision by the SEC of the management or investment practices or policies of the Fund.

The Variable Account will purchase and redeem shares from the Fund at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Fund will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

Investment Management

We act as investment adviser for the Portfolios of the Fund, and we are a registered investment adviser under the Investment Advisers Act of 1940. We and the Fund have engaged the following investment subadvisers:

  Franklin Advisers, Inc. serves as subadviser for Thrivent Partner Small Cap Growth Portfolio.
  T. Rowe Price Associates, Inc. serves as subadviser for Thrivent Partner Small Cap Value Portfolio and Thrivent Partner Growth Stock Portfolio.
  T. Rowe Price International, Inc., and Mercator Asset Management, LP serve as subadvisers for Thrivent Partner International Stock Portfolio.
  Fidelity Management & Research Company serves as subadviser for Thrivent Partner All Cap Portfolio. FMR Co., Inc. serves as the Portfolio's sub-subadviser.
  Pacific Investment Management Company LLC serves as subadviser for Thrivent Partner High Yield Bond Portfolio.

The Fund pays each of the above Subadvisers an annual fee for subadvisory services. Subadvisory fees are described fully in the Statement of Additional Information for the Fund.

Addition, Deletion, Combination, or Substitution of Investments

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If Portfolio shares of the Fund are no longer available for investment or if in our judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management company. We will not substitute any shares attributable to a Contract interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

We also reserve the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares corresponding to a new Portfolio of the Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, we may, in our sole discretion, establish new Subaccounts, combine two or more Subaccounts, or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contract Owners on a basis to be determined by us.

If we deem it to be in the best interest of Contract Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other separate accounts of ours.

Fixed Account

Prior to the Annuity Commencement Date, you may allocate the premiums paid under the Contract and transfers from the Subaccounts to the Fixed Account. Any amounts allocated to the Fixed Account are invested with our general account assets. Interest will be credited on premiums allocated to the Fixed Account and on amounts transferred to the Fixed Account from the date of allocation or transfer. The initial interest rate for each such allocation or transfer is guaranteed for 12 months, and subsequent interest rates will not change more frequently than every 12 months. Interest will be compounded daily and will never be less than an effective annual interest rate of 3-1/2% per year.

Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 ("1933 Act"), and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly neither the Fixed Account, nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses. We have been advised that the staff of the Securities and Exchange Commission has not reviewed disclosure relating to the Fixed Account.

Contract Owners have no voting rights in the Variable Account with respect to Fixed Account values.

The Contract

Crediting and Allocating Your Premium Payments

You may allocate your premiums to any Subaccount of the Variable Account and/or the Fixed Account. Your allocation must be in whole percentages and total 100% of your premiums. We reserve the right to adjust allocation percentages to eliminate fractional percentages. You may not allocate less than $50 to either the Subaccount(s) or the Fixed Account. We will allocate your premiums according to the instructions you provided in your application for the Contract or subsequently.

You may change your allocation for future premiums at any time by submitting a request to our Service Center.

Owners, Payees and Annuitants

You, as owner, are typically the recipient of any distributions under the Contract while the Annuitant is alive. The owner of the Contract is usually, but not necessarily, the Annuitant. As owner, you can name beneficiaries, assign the Contract, transfer allocations between Subaccounts and the Fixed Account and designate who receives any annuity payments or distributions under the Contract. You will receive all annuity payments during the Annuitant's lifetime, unless you designate another person or entity as the payee. Keep in mind that if you designate another person or entity as payee, you may still be responsible for any income tax payable on the payments.

In the event the Annuitant dies, the death proceeds in the Contract are payable to the named beneficiary. If there is no beneficiary, the death proceeds are payable to you as the owner. We use the Annuitant's life to determine the Annuity Commencement Date of the Contract. In the case of a qualified pension or profit-sharing plan, the Annuitant is the plan participant, and the owner is the retirement plan.

Adult and Juvenile Contracts

We issue adult Contracts to applicants age 16 or older. We issue juvenile Contracts when the proposed Annuitant was younger than age 16 but otherwise eligible for benefit membership.

In the case of the adult Contract, the Annuitant must be 16 years of age or older. While the Annuitant is alive and before the Annuity Commencement Date, the owner of the Contract may exercise every right and enjoy every benefit provided in the Contract. For the juvenile Contract, a juvenile is named as the Annuitant and owner of the Contract. However, because of age, the juvenile cannot exercise the rights of ownership. The adult controller exercises certain rights of ownership on behalf of the juvenile Annuitant. These rights are described in the Contract. The adult controller may transfer control to another eligible person, but cannot transfer ownership of the Contract.

Transfer of control to the juvenile Annuitant will take place at the first Contract Anniversary following the earlier of: the Annuitant's 21st birthday; or the Annuitant's 16th birthday after the adult controller transfers control to the Annuitant in writing (or automatically at age 16 in New York), or the death of the adult controller after the Annuitant's 16th birthday.

If the person who has control of the Contract dies before the Annuitant gains control, control will be vested in an eligible person according to our Bylaws. If we determine that it is best for the Annuitant, we may transfer control of the Contract to some other eligible person according to our Bylaws.

The juvenile Annuitant will become a benefit member on the first Contract Anniversary on or following the juvenile's 16th birthday.

Beneficiaries

You may name one or more beneficiaries to receive the death proceeds payable under the Contract. If no beneficiary has been named or the beneficiary does not survive the Annuitant, the death proceeds will be paid to you, if living, otherwise to your estate. Thrivent Bylaws list persons eligible to be beneficiaries. You may designate beneficiaries as either first, second or third class. Unless otherwise specified, we will distribute death proceeds in the following order to beneficiaries:

  equally to the beneficiaries in the first class. If none are living, then;
  equally to the beneficiaries in the second class. If none are living, then;
  equally to the beneficiaries in the third class.

If a beneficiary dies within 15 days after the death of the Annuitant, we will consider the beneficiary to have died before the Annuitant for purposes of paying the death proceeds.

You may change beneficiaries by sending a written request, in good order, to our Service Center. We will give you a special form to make this request. We must approve any change in beneficiary. Any such change is effective on the date you designate on your written request or the date we receive your written request at our Service Center if no date appears on the request. A change in beneficiary is only effective if the request was mailed or delivered to us while the Annuitant is alive. We are not liable for any payments made or actions taken by us before we receive and approve changes in beneficiary designations.

Assignments of Ownership

You may absolutely assign your Contract by sending a written request, in good order, to our Service Center before the Annuity Commencement Date. You may not absolutely assign a juvenile Contract or a Contract issued in connection with Qualified Plans. You may assign your Contract as collateral for a loan by sending a written request to our Service Center. You may not assign a Contract issued in connection with a Qualified Plan as collateral. You may not assign a Contract after the Annuity Commencement Date. We will give you a special form to make these requests. We must receive and approve any assignment request before it is effective. Once we approve it, the assignment is effective on the date you designated on your written request, in good order, or the date we receive it at our Service Center if no date appears on the request. We are not liable for any payment we make or action we take before we receive and approve an assignment. We are not responsible for the validity or tax consequences of any transfer of ownership.

Before you consider assigning, selling, pledging or transferring your Contract, you should consider the tax implications. Generally speaking, assignments are taxable as a complete distribution (surrender) from a deferred annuity contract. See Federal Tax Matters for more information.

The interest of any beneficiary will be subject to any collateral assignment. Any indebtedness and interest charged against your Contract or any agreement for a reduction in benefits, shall have priority over the interest of any owner, beneficiary or collateral assignee under the Contract.

Successor Owners

If you are not the Annuitant, you may designate a successor owner to receive the Contract in the event of your death. If you do not designate a successor owner, your estate will become the new owner upon your death. You may designate or change a successor owner by submitting a written request to our Service Center. We will give you a special form on which to make this request. We must receive and approve any successor owner request before it is effective. Once we approve it, the successor owner designation is effective on the date you designated on your written request or the date we receive it, in good order, at our Service Center if no date appears on the request. We are not liable for any payment we make or action we take before we receive and approve the designation. We are not responsible for the validity of any designation or change of a successor owner.

Upon any owner's death before the Annuity Commencement Date, we are required to distribute the Cash Surrender Value within five years. However, if the successor owner is a natural person (as opposed to an entity), the successor owner may elect to receive the Cash Surrender Value in periodic payments over the successor owner's life (or over a period not exceeding the successor owner's life expectancy) as long as the payments begin within one year of your death. If your spouse is the successor owner, your spouse will automatically become the owner of the Contract and will not be required to take these distributions.

Contracts Issued in Connection with Qualified Plans

If the Contract was used in a Qualified Plan and the owner is the plan administrator, the plan administrator may transfer ownership to the Annuitant if the Qualified Plan permits. Otherwise, a Contract used in a Qualified Plan may not be sold, assigned, discounted or pledged as collateral for a loan or as surety for performance of an obligation or for any other purpose, to any person other than Thrivent Financial.

Accumulation Phase

There are two phases in the Contract: the accumulation and annuity phases. The accumulation phase is the period prior to the Annuity Commencement Date when you invest premiums in the separate and/or Fixed Account under the Contract. Premiums increase the Accumulated Value. In addition, the performance of the Subaccounts underlying the Variable Account and/or the Fixed Account will affect the Accumulated Value as well. The Contract may increase or decrease in value depending on the performance of the Variable Account. Generally, any increase in the Contract's value grows tax-deferred until you request a distribution. Any distributions you take from the Contract during the accumulation phase are taxable to the extent there is gain in the Contract. Accumulation phase distributions are taxed differently than annuity payments. For annuity payments (periodic payments from an annuity payment option during the annuity phase), any cost basis in the Contract is prorated over the length of the annuity payment option. Therefore, each annuity payment will consist partially of cost basis (if there is any) and partially of taxable gain.

Contract Valuation

During the accumulation phase, we refer to your Contract's value as the Accumulated Value. The Accumulated Value is the total of:

  the Fixed Account value; and
  the Variable Account value (the total of all your subaccounts).

The Accumulated Value of your Contract is determined on each Valuation Date.

Fixed Account Valuation

You may choose to deposit some or none of your money in the Fixed Account portion of the Contract. We will credit interest on the Accumulated Values within the Fixed Account at a declared rate of interest for 12 months from the time of deposit. Interest is compounded daily at an effective annual guaranteed minimum interest rate of 3-1/2%. We may declare higher interest rates at our discretion. You bear the risk that interest credited on the Accumulated Value within the Fixed Account may not exceed 3-1/2% for any 12-month period.

Each month we declare the effective annual interest rate that applies to the Fixed Account. This new rate applies to new premiums or amounts newly transferred from a Subaccount (new money) for the 12-month period beginning at the time of your deposit to the Fixed Account. After that period expires, a new rate will be declared for that deposit and will be effective for another 12 months. This process continues for each block of existing deposits at the end of each 12-month period.

The rate of interest in effect at any time for new money may differ from the rate or rates in effect for any blocks of existing money in the Fixed Account. Interest on existing money may vary depending on when the new money was first deposited in the Fixed Account. For purposes of crediting future interest, we will take any withdrawals or transfers from the oldest deposits and accumulated interest in the Fixed Account.

Variable Account Valuation

We calculate the value of each Subaccount by multiplying the number of accumulation units attributable to that Subaccount by the Accumulation Unit Value for the Subaccount. Any amounts allocated to a Subaccount will be converted into accumulation units of the Subaccount.

We credit accumulation units to your Subaccount when you allocate premiums or transfer amounts to that particular Subaccount. The number of accumulation units we credit is determined by dividing the premium or other amount credited to the Subaccount by the accumulation unit value for that Valuation Date. Conversely, we reduce your accumulation units in a Subaccount when you withdraw or transfer from that Subaccount and by the Contract maintenance charge allocable to your Contract. The investment experience of the portfolio underlying each Subaccount will cause the accumulation unit value to increase or decrease. In addition, we assess a mortality and expense risk charge, which effectively reduces the value of the Subaccount. We make no guarantee as to the value in any Subaccount. You bear all the investment risk on the performance of the portfolios underlying the corresponding Subaccounts you choose. Because of all of the variables effecting a Subaccount's performance, the Subaccount's value cannot be predetermined.

In addition to your investment experience, any premiums you make or any surplus refund we credit will positively affect your Accumulated Value. If you make any withdrawals, your Accumulated Value will decrease by the amount of the withdrawals and any associated withdrawal charges.

At the end of each Valuation Period, the Accumulation Unit Value for a Subaccount is equal to (1) multiplied by (2) where:

(1) Is the Accumulation Unit Value for that Subaccount at the end of the prior Valuation Period.
(2) Is the Net Investment Factor for that Subaccount for that period.

Net Investment Factor

The Net Investment Factor for a Subaccount measures investment performance of that Subaccount. The Net Investment Factor for a Subaccount for a Valuation Period is determined by dividing (1) by (2) and then subtracting (3) where:

     (1)   Is the sum of:
           (a)   The net asset value per share of the corresponding Portfolio of the Subaccount at the end of the
                 Valuation Period; plus
           (b)   The per share amount of any dividend or capital gain distribution made by the Portfolio if the
                 "ex-dividend" date occurs during the Valuation Period; plus or minus
           (c)   A per share charge or credit for any taxes reserved for that we determine to be a result of the investment operation of the Portfolio.
     (2)   Is the net asset value per share of the corresponding Portfolio of the Subaccount at the end of the prior Valuation Period.
     (3)   Is the mortality and expense risk charge we deduct for each day in the Valuation Period and is based upon the total accumulated value in the Subaccount.  The mortality and expense risk charge is currently 1.10% and guaranteed never to exceed 1.25%.

Dollar Cost Averaging

You may make regular transfers of predetermined amounts by establishing a dollar cost averaging plan. Under the plan, you may authorize automatic transfers from your Thrivent Money Market Subaccount to any or all of the other Subaccounts. You may use dollar cost averaging until the amount in the Money Market Subaccount is completely transferred, or the amount remaining is less than the transfer amount you authorized. You may terminate the plan at any time by request. Dollar cost averaging may be suitable for you if you wish to make a substantial deposit in your Contract. This approach allows you to spread investments over time to reduce the risk of investing at the top of the market cycle. You may establish a dollar cost averaging plan by obtaining an application and full information concerning the plan and its restrictions, from our Service Center. Transfers under dollar cost averaging are not subject to the charges applicable to transfers, described below.

Dollar cost averaging does not ensure a profit or protect against a loss during declining markets. Because such a program involves continuous investment regardless of changing share prices, you should consider your ability to continue the program through times when the share prices are high.

Transfers among Subaccounts and/or the Fixed Account

Except for certain restrictions mentioned below, you may transfer your Accumulated Value among the Subaccounts and the Fixed Account. Such transfers must take place during the accumulation phase. We will process requests for transfers that we receive at our Service Center, in good order, before 4:00 p.m. Eastern Time as of the close of business on that Valuation Date. We will process requests we receive after that time as of the close of business on the following Valuation Date.

To accomplish a transfer from a Subaccount, we will redeem the accumulation units in that Subaccount and reinvest that value in accumulation units of the other Subaccounts and/or the Fixed Account as you specify. We will impose the following restrictions on transfers:

  You must transfer out at least $500 or, if less, the total value of the Subaccount or Fixed Account from which you are making the transfer.
  You must transfer in a minimum amount of $50 to any Subaccount or to the Fixed Account.

You may make twelve free transfers from one or more Subaccounts in each Contract year. After that, we will charge you $10 for each subsequent transfer. We deduct the transfer charge from the total value of the Subaccount from which the transfer was made. When you transfer from two or more Subaccounts, we apply the $10 transfer charge among those Subaccounts in proportion to the amounts you transfer.

You may make only one transfer from the Fixed Account in each Contract year. The transfer may not exceed the greater of $500 or 25% of the total value of the Fixed Account at the time of transfer. Transfers from the Fixed Account are not subject to a transfer charge and do not count toward your twelve free transfers. If you want to transfer from the Fixed Account, we redeem the value you wish to transfer from the Fixed Account and reinvest that value in accumulation units of the Subaccount or Subaccounts you have selected.

We did not design the Contract's transfer privilege to give you a way to speculate on short-term market movements. To prevent excessive transfers that could disrupt the management of the Funds and increase transaction costs, we may adopt procedures to limit excessive transfer activity. For example, we may impose conditions and limits on, or refuse to accept, transfer requests that we receive from third parties. Third parties include investment advisers or registered representatives acting under power(s) of attorney from one or more Contract owners. In addition, the Funds may restrict or refuse transactions as a result of certain market timing activities. You should read the Funds' prospectuses for more details.

Asset Rebalancing

You may choose to automatically rebalance your Contract value periodically under the asset rebalancing program. Automatic asset rebalancing may be set up annually or semi-annually to begin on the date you select. Before you begin the program, you should determine your investment goals and risk tolerance. After you determine the appropriate allocations and percentages, we will begin allocating your premiums immediately and rebalance on the date you select.

To elect to participate in the program, we must receive a written request at our Service Center from you. This request will override any previous allocations you may have chosen. Rebalancing continues until you stop or change it. You can change your allocations at any time by telephone request (if you have elected this feature) or by written request. You can also stop or suspend the program by providing a written request to our Service Center.

Periodic rebalancing takes into account increases and decreases in Contract values in each Subaccount due to performance, withdrawals, transfers and premiums.

Automatic asset rebalancing does not count toward the number of free transfers described previously.

The Fixed Account is excluded from this program. We reserve the right to change this program at any time.

Telephone Transactions

You may make partial surrenders, transfers, premium allocation changes, and certain other transactions by telephone if you sign a Telephone Transaction Authorization Form. Telephone transfers are available when you complete the Telephone Transaction Authorization Form. If you elect to complete the Telephone Transaction Authorization Form, you thereby agree that we, our representatives and employees will not be liable for any loss, liability cost or expense when we, our representatives and employees act in accordance with the telephone transfer instructions that have been properly received. If a telephone authorization or instruction, processed after you have completed the Telephone Transaction Authorization Form, is later determined not to have been made by you or was made without your authorization, and a loss results from such unauthorized instruction, you bear the risk of this loss. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event we do not employ such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Surrenders and Withdrawals Before the Annuity Commencement Date

You may surrender or withdraw from your Accumulated Value during the accumulation phase if the Annuitant is alive. To take a withdrawal you make a request to our Service Center. If you make a telephone request for a withdrawal, we are required to withhold for federal income taxes (generally 10%). To completely surrender your Contract and receive your Cash Surrender Value or for partial withdrawals, you must submit a signed Thrivent Financial surrender form to our Service Center. The surrender or withdrawal will not be processed until we receive your surrender request at our Service Center, in good order. You may obtain a form by contacting your Thrivent Financial representative or calling our Service Center at (800) 847-4836. We do not accept telephone requests for full surrenders. We must receive a withdrawal or surrender request by 4:00 p.m. Eastern Time on a Valuation Date in order to process it on the same day.

We will generally pay you the requested withdrawal or surrender amount within seven days of our receipt of your request. You will receive the Accumulated Value less any applicable withdrawal or surrender charge or any applicable Contract maintenance charge. Please see Contract Fees and Charges for more information. In certain cases we may postpone payment of your withdrawal or surrender beyond the seven days. Please see Postponement of Payments for more information.

If the amount you request as a partial surrender would reduce the remaining Accumulated Value to less than $600, we will contact you to determine whether you would like a partial surrender of an amount that would result in remaining Accumulated Value of at least $600 or whether instead you would like to make a full surrender of your Contract. If we are unable to contact you within seven days, we will treat your request as a request for a full surrender.

A surrender reduces your Accumulated Value by the amount surrendered. For amounts surrendered from a Subaccount, this is done by selling Accumulation Units of the Subaccount. For partial surrenders, we allocate the surrender among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage. With our approval, you may specify a different allocation for a partial surrender. If you have requested that a systematic partial surrender should be allocated to a specific Subaccount and the value in that Subaccount is less than the amount of the allocation, we will allocate the partial surrender among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage. You may not withdraw less than $25 at one time.

You must have a Medallion Signature Guarantee if you want to do any of the following:

Surrender a value of more than $100,000; Send proceeds to an address other than the one listed on your account; or Make the check payable to someone other than the current owner(s).

A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You sign the Thrivent Financial surrender form and have the signature (s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion Signature Guarantee Program. A Medallion Signature Guarantee may be obtained at any national bank or brokerage firm.

If on your Contract Anniversary, the Accumulated Value of your Contract is below $600 and you have paid no premium for the past 36 consecutive months, we will terminate your Contract and pay you the Accumulated Value of the Contract less any applicable withdrawal charges.

You should consult your tax adviser regarding the tax consequences of any withdrawal or surrender. A withdrawal or surrender may result in adverse tax consequences, including the imposition of a 10% federal income tax penalty if made before you attain age 59 1/2. See Federal Tax Matters for more details.

Automatic Payout Option

The automatic payout option is a series of partial withdrawals from your Contract based on the payment method you select. You are taxed on each distribution to the extent there is taxable gain in the Contract. This distribution plan is not considered annuitization nor are the payments considered annuity payments. You may only establish the automatic payout option during the accumulation phase. Distributions made as automatic payments under this option will be subject to withdrawal charges. See Contract Fees and Charges. You can set up this distribution plan by contacting your representative. You should consult a tax adviser about the tax consequences of receiving automatic payouts.

Death of an Owner and/or Annuitant Before the Annuity Commencement Date

Upon the Annuitant's death (even if the Annuitant is not an owner), we will pay the death proceeds to your beneficiary. If your spouse is the sole beneficiary and the Contract was not issued in connection with a Qualified Plan, your spouse may elect to continue the Contract as the new owner and Annuitant.

If you are an owner, but not the Annuitant, upon your death we will pay the Cash Surrender Value (not the death proceeds) of the Contract to your successor owner. (However, for Contracts delivered in New York, we will pay the Accumulated Value.) If your spouse is the successor owner, your spouse will automatically continue as the owner upon your death.

Upon the death of the first owner to die, we are required to distribute the death proceeds (or Cash Surrender Value) to either your beneficiary or successor owner (as stated above):

  within five years of your death; or
  if your beneficiary or successor owner is a natural person (as opposed to an entity), he or she may select an annuity payment option. Payments must begin within one year of your death. The annuity payments in the selected annuity payment option must be made over a period that does not extend beyond the life or life expectancy of the beneficiary or successor owner, as applicable.

Your beneficiary's choices of payment options may be limited if you designate a mandatory form of distribution which does not allow your beneficiary to change it.

Before we can process any death proceeds, we must receive at our Service Center:

  proof that the Annuitant or owner died before the Annuity Commencement Date;
  a completed claim form; and
  any other information that we reasonably require to process the claim.

We calculate the death proceeds on the later of the date we receive proof of death or the date on which we receive a written request at our Service Center, in good order, from the beneficiary as to the method of payment they choose. For Contracts delivered in the state of New York, we calculate death proceeds as of the date of death. The beneficiary may elect to receive the death proceeds as a lump sum in order to satisfy the distribution requirements. Other options for death proceeds are available. See the section on Annuity Payments below. If the beneficiary requests payment of the death proceeds in a lump sum, we will generally pay it within seven days after the good order date. Death proceeds are equal to or greater than the minimum value required by law.

If the Annuitant dies before age 80, the amount of the death proceeds as of the good order date is the greater of:

  the Accumulated Value of the Contract;
  the sum of all premiums paid less the sum of any withdrawals; or
  the Minimum Death Proceeds Value which is equal to the highest Accumulated Value of the Contract at issue or on any Contract Anniversary date, plus the sum of all premiums paid, less the sum of any withdrawal since that date.

In the year the Annuitant reaches age 79, the Minimum Death Proceeds Value is set for the last time on the Contract Anniversary date. From that point forward, death proceeds will be the last established minimum death proceeds amount, plus premiums, less withdrawals since that time, or the Accumulated Value of the Contract as of the good order date, which ever is greater.

The Minimum Death Proceeds Value is a guaranteed amount in death proceeds, regardless of the current investment performance of your Contract.

Annuity Phase

The next phase after the accumulation phase of the Contract is the annuity phase. The annuity phase is the period when you begin receiving annuity payments (periodic payments), based on the amounts you accumulated under your Contract. This phase begins on the Annuity Commencement Date. Currently, we offer annuity payment options only on a fixed basis, however, we may choose to make other annuity payment options available in the future. Like the accumulation phase, any amounts remaining in your Contract during the annuity phase are tax-deferred until the payment is received.

Annuity Commencement Date

The Annuity Commencement Date is the date we apply the Cash Surrender Value to an annuity payment option for the benefit of a payee. The Annuity Commencement Date is sometimes referred to as a maturity date or annuity date. We determine the Annuity Commencement Date at the time we issue your Contract. If the Contract is nonqualified, Annuitant's age 80 is the earliest maturity age we assign at issue. If the Contract is a qualified Contract, Annuitant's age 70 is the earliest maturity age we assign at issue. In certain circumstances you can change your Annuity Commencement Date to a date sooner or later than the assigned date in order to begin or defer receiving annuity payments. Some states may have certain restrictions as to the assignment of a maturity age. For either qualified or nonqualified Contracts, if the Annuitant's age is greater than the earliest maturity age we use, the maturity age and Annuity Commencement Date will be dependent upon the Annuitant's age at the time we issue the Contract. You may change your Annuity Commencement Date by submitting a written request to our Service Center. The Annuity Commencement Date must be within the Annuitant's life expectancy and is subject to our approval. If we issue your Contract in connection with a Qualified Plan, your plan document, or Contract endorsement may restrict your choice of an Annuity Commencement Date or the annuity payment option available. Some states require that we assign lower maximum maturity dates or do not allow us to issue Contracts to individuals who exceed a certain age. In any case, we will issue Contracts in accordance with the requirements of your state. The maximum maturity age is 90 on a Contract we deliver in the state of New York. As a result, we will not issue a Contract in New York if you are age 80 or older.

Annuity payments begin on the Annuity Commencement Date. However, we cannot make any annuity payments under an annuity payment option if you previously surrendered your Contract or if we have paid out all of the death proceeds to your beneficiary.

Annuity Payments

If you select an annuity payment option, we will transfer your Cash Surrender Value on your Annuity Commencement Date to our Fixed Account, which supports our insurance and annuity obligations. We call the resulting value your Annuity Proceeds. Your Annuity Proceeds will not vary with the performance of the Variable Account. We will pay the Annuity Proceeds to the payee that you designated on your Contract. You may not change to a different annuity payment option once your initial selection has been established. Generally, you or your beneficiary will be the payee.

We will not assess a surrender charge at the time of annuitization if annuity payments begin more than three years after your Issue Date and you choose an annuity payment option that provides a life income with a guaranteed payment period (such as Option 4 or Option 5 below). Otherwise, we will apply a surrender charge. In such cases we will take into account the 10% free withdrawal provision and the maximum 7 1/2% limitation described under Withdrawal or Surrender Charges.

The following annuity payment options are generally available under the Contract:

Option 1-Interest

You leave the Annuity Proceeds with us to earn interest. You may elect to receive the interest that you earn at regular intervals or you may leave the interest to accumulate. You may withdraw all or part of the Annuity Proceeds and the interest earned by submitting a request to our Service Center. Funds held in this option are not tax-deferred. You will be taxed on any taxable gains that accumulated and any earnings attributable to your Accumulated Value in the year in which this option is effected. Interest payments will be currently taxed in the year in which we credit them. This option may not be available in your state.

Option 2-Specified Amount Income

We make annuity payments at regular intervals of the amount you selected until the entire Annuity Proceeds plus the interest earned have been paid. The payment period may not be less than 13 months or exceed 30 years. Longer payment periods are permitted in certain circumstances. The payee may withdraw the commuted value of any remaining payments by submitting a request to our Service Center. Annuity payments paid under this option are guaranteed as to a minimum dollar amount.

Option 3-Fixed Period Income

We make annuity payments at regular intervals for a fixed number of payments, not to exceed 30 years. We call this payment period the "Guaranteed Payment Period." At the end of the guaranteed payment period, all of the annuity payments will be paid, and the Contract will terminate. Longer payment periods are permitted in certain circumstances. The payee may withdraw the commuted value of any remaining payments by submitting a request to our Service Center. Annuity payments paid under this option are guaranteed as to a minimum dollar amount.

Option 4-Life Income with Guaranteed Payment Period

We make annuity payments at regular intervals for the lifetime of the payee. If the payee dies during the guaranteed payment period, we will continue payments to the payee's named beneficiary to the end of the guaranteed payment period. The payee may choose a guaranteed payment period of 0 to 30 years at the time this option is selected. The amount of the annuity payments depends upon the age and, where permitted, sex of the payee at the time we issue the annuity payment option. Annuity payments paid under this option are guaranteed as to minimum dollar amount during the guaranteed payment period.

Option 5-Joint and Survivor Life Income with Guaranteed Payment Period

We make annuity payments at regular intervals for the lifetime of both payees. Upon the death of one of the payees, we will continue payments for the lifetime of the surviving payee. If both payees die during the guaranteed payment period, we will continue payments to the payees' beneficiary to the end of that period. The payees may choose a guaranteed payment period of 0 to 30 years at the time this option is selected. The payees may also choose to have the annuity payments reduce upon the death of the first payee. The annuity payments may be reduced by a factor of 1/2, 1/3 or 1/4. A higher reduction amount will result in a higher payment while both payees are alive. The amount of the payments depends upon the age and, where permitted, sex of the payees at the time we issue the annuity payment option. Annuity payments paid under this option are guaranteed as to minimum dollar amount during the guaranteed payment period.

We also have other annuity payment options that may be chosen. Information about these options may be obtained from your representative or our Service Center.

If you do not select an annuity payment option before your Annuity Commencement Date, we will select Option 4, the life income with guaranteed payment period, for you.

Before your Annuity Commencement Date, you may elect to receive a single sum rather than payments under the annuity payment option by surrendering the Contract. We will deduct a surrender charge from the Accumulated Value of your Contract, if applicable.

Under the annuity payment options, the payee may select payments on a monthly, quarterly, semiannual or annual basis, provided each payment is at least $25 ($20 for residents of New York.). We will make the first payment under the annuity payment option on the first business day following the end of the payment interval you choose. If the Annuity Proceeds at the Annuity Commencement Date are less than $1,000 or would not result in a payment of at least $25, we may pay the Annuity Proceeds in a single sum and we will cancel your annuity payment option. We determine the amount of your annuity payments by applying the Annuity Proceeds less any fees or charges due, to the annuity table in the Contract for the annuity payment option selected. We show the amount of the minimum annuity payments guaranteed by us for each $1000 in an annuity payment option in the table in your Contract. The values of the annuity payment options are based on the payee's age and sex on the Annuity Commencement Date. If there is an error as to the date of birth or sex of the payee, we will adjust any amount payable to conform to the correct date of birth or sex.

With respect to each annuity payment under an annuity payment option, we may pay more than the amount of the guaranteed payment. However, we also reserve the right to reduce the amount of any current payment that is higher than the guaranteed amount, to an amount not less than the guaranteed amount.

We will also deduct any applicable Contract maintenance charge at the Annuity Commencement Date upon commencement of an annuity payment option or receipt of a lump sum.

We declare interest rates applicable to annuity payment options at least annually. Interest is compounded daily at an effective annual guaranteed minimum interest rate of 3.5%. We may declare higher interest rates at our discretion. We consider numerous factors, including the earnings of the general or special accounts, expenses and mortality charges and experience.

Withdrawals and Surrenders during the Annuity Phase

Upon the Annuity Commencement Date and if the payee chooses a life income payment option, the payee must also elect to characterize the annuity payments as revocable or irrevocable. (However, some states do not allow the characterization of a Contract as revocable.) For all other payment options, your Contract will be revocable. If your Contract is revocable, you can:

  change the duration of the guaranteed payment period (to a shorter period);
  receive withdrawals; and
  surrender the Contract.

If your Contract is revocable and you have chosen a life income payment option, you can later characterize your Contract as irrevocable. However, once you characterize your payments as irrevocable, you cannot later change it to a revocable Contract once we begin making the payments.

In the event you surrender or take a withdrawal, in such cases, the amount you may withdraw or surrender is the commuted value of any unpaid annuity payments remaining in the guaranteed payout period. The commuted value is the current payments discounted at a rate you establish at the time you select your annuity payment option.

Death of Owner/Payee after the Annuity Commencement Date

If an owner/payee dies on or after the Annuity Commencement Date and before all of the Annuity Proceeds have been paid, we must pay any remaining Annuity Proceeds under the annuity payment option at least as rapidly as payments were being paid under that annuity payment option on the date of death.

Charges and Deductions

Surrender Charge (Contingent Deferred Sales Charge)

We do not deduct a charge for sales expenses from premiums at the time premiums are paid. Instead, we deduct a charge at the time you surrender all or part of your Contract. If you make a withdrawal from or surrender the Contract before the Contract has been in force for seven full Contract years, the charges in the table shown below will apply. If you select an annuity payment option before the end of the 7th Contract year, we will assess the applicable surrender charge (unless we waive it as described below).

------------------------------------------------------
                                 Charge as Percentage
                                   of Excess Amount
      Contract                       Withdrawn or
        Year                        Surrendered/1/
------------------------------------------------------
         1                                 7%
         2                                 6%
         3                                 5%
         4                                 4%
         5                                 3%
         6                                 2%
         7                                 1%
         8+                                0%
------------------------------------------------------

/1/ The withdrawal or surrender charge is a percentage of the excess amount. We define the excess amount as the total amount of the withdrawal or surrender less the amount of the 10% free withdrawal, described below. The total amount of withdrawal and surrender charges may not exceed 7 1/2% of total gross premiums you pay under the Contract.

If withdrawal or surrender charges are not sufficient to cover sales expenses, we will bear the loss. But, if the amount of such charges is more than sufficient, we will retain the excess. We do not believe that the withdrawal and surrender charges imposed will cover the expected sales expenses for the Contracts.

Certain withdrawals and surrenders are subject to a 10% federal tax penalty on the amount of taxable income withdrawn, in addition to ordinary income tax on any such taxable income. See Federal Tax Matters for more information.

Transfer Charge

You may make twelve free transfers in each Contract year. We will charge $10 for each subsequent transfer.

10% Free Withdrawal

In each Contract year, you may make free withdrawals of up to 10% of the Accumulated Value existing at the time you made the first withdrawal in that Contract year. A free withdrawal is a withdrawal without a withdrawal charge. To determine the free withdrawal amount, we take 10% of the Accumulated Value of the Contract at the time you made the first withdrawal in that Contract year. Any subsequent free withdrawals are subtracted from this amount. This right is not cumulative from Contract year to Contract year, so each Contract year you are only allowed to take a total of up to 10% from your Accumulated Value without incurring a withdrawal charge.

Waiver of Withdrawal and Surrender Charges

We will waive the withdrawal or surrender charge under the following circumstances:

  If you or your spouse is confined to a nursing home, a licensed hospital or a hospice for at least 30 consecutive days and your withdrawal or surrender occurred during your confinement or within 90 days of your confinement. We must receive satisfactory written proof at our Service Center. This is only allowed under certain state's laws. This waiver is not available for Contracts delivered in New York.
  If you begin annuity payments more than three years after the Issue Date and you choose a life income with a guaranteed period (such as Option 4 or 5 of the annuity payment options).
  Upon the death of the Annuitant (or owner for Contracts delivered in New York).
  If you receive payments made as one of a series of substantially equal periodic payments for your life or your life expectancy or the joint life expectancies of you and your beneficiary made not less frequently than annually.
  Withdrawal charges will also be waived for Contracts delivered in New York if Option 2 or 3 is chosen (if the duration of payments lasts for at least five years).

We may vary the charges and other terms of the Contracts if special circumstances result in reduced sales expenses, administrative expenses, or various risks. Variations may occur in Contracts sold to members of a class of associated individuals, an employer or other entities representing an associated class. These variations in charges will not be unfairly discriminatory to the interests of other Contract owners.

Contract Maintenance Charge

During the accumulation phase, we annually deduct a $25 Contract maintenance charge. The charge is deducted on the last day of each Contract year or upon surrender of the Contract if that is earlier. We deduct the charge from your Accumulated Value in proportion to the amounts in your Subaccounts and the Fixed Account (except if you live in South Carolina). The purpose of this charge is to reimburse us for administrative expenses relating to the Contract.

We do not deduct this charge if your total net premiums are $1,500 or more at the end of your Contract year or at surrender. Net premiums are your premiums less any withdrawals and any associated withdrawal charges. We do not expect to profit from this charge. We will not increase the charge for administrative expenses regardless of actual expenses. We reserve the right to waive this charge.

Mortality and Expense Risk Charge

We assume several mortality risks under the Contracts.

First, we assume a mortality risk by our contractual obligation to pay death proceeds to the beneficiary if the Annuitant under a Contract dies during the accumulation phase. We assume the risk that the Annuitant may die prior to the Annuity Commencement Date at a time when the death proceeds guaranteed by the Contract may be higher than the Accumulated Value of the Contract.

Second, we assume a mortality risk arising from the fact that the Contracts do not impose any surrender charge on the death proceeds. The Cash Surrender Value is lower for Contracts under which a withdrawal or surrender charge remains in effect, while the amount of the death proceeds under such Contracts is unaffected by the withdrawal or surrender charge. Accordingly, our mortality risk is higher under such Contracts than it would be under otherwise comparable Contracts that impose the surrender charge upon payment of death proceeds.

Third, we assume a mortality risk by our contractual obligation to continue to make annuity payments for the entire life of the payee(s) under annuity payment options involving life contingencies. This assures each payee that neither the payee's own longevity nor an improvement in life expectancy generally will have an adverse affect on the annuity payments received under a Contract. This relieves the payee from the risk of outliving the amounts accumulated for retirement.

Fourth, we assume a mortality risk under our annuity purchase rate tables which are guaranteed for the life of a Contract. Options 1, 2 and 3 are based on a guaranteed effective annual interest rate of 3%. Options 4 and 5 are based on a guaranteed effective annual interest rate of 3 1/2% using the Commissioner's 1983 Table a "Annuitant Mortality Table."

In addition to the above mentioned mortality risks, we assume an expense risk under the Contracts. This is because the Contract maintenance charge deducted from the Contracts to cover administrative expenses may not be sufficient to cover the expenses actually incurred. Administrative expenses include such costs as processing premiums, annuity payments, withdrawals, surrenders and transfers; furnishing confirmation notices and periodic reports; calculating the mortality and expense risk charge; preparing voting materials and tax reports; updating the registration statement for the Contracts; and actuarial and other expenses.

To compensate us for assuming these mortality and expense risks, we deduct a daily mortality and expense risk charge from the net assets of each Subaccount in the Variable Account. We impose a mortality and expense risk charge at an annual rate of 1.25% of the average daily net assets of such Subaccount in the Variable Account for the mortality and expense risks assumed under the Contracts.

If the mortality and expense risk charge and other charges under a Contract are insufficient to cover the actual mortality costs and administrative expenses incurred by us, we will bear the loss. Conversely, if the mortality and expense risk charge proves more than sufficient, we will keep the excess for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from this charge.

Fund Expenses

Each portfolio pays charges and expenses out of its assets. The prospectus for the Fund describes the charges and expenses.

General Information About the Contracts

The Entire Contract

The entire contract between you and us consists of:

  the Contract including any attached riders, endorsements or amendments;
  the application attached to the Contract; and
  the Thrivent Financial Articles of Incorporation and Bylaws which are in effect on the Issue Date of your Contract.

Postponement of Payments

We may defer payment of any surrender, death benefit or annuity payment amounts that are in the Variable Account if:

(1)     The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the
        New York Stock Exchange is restricted as determined by the SEC; or
(2)     An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable
        Account's net assets.

Transfers and allocations of Accumulated Value to and from the Subaccounts of the Variable Account may also be postponed under these circumstances.

Payment by Check

If you pay a premium by check, we require a reasonable time for that check to clear your bank before such funds would be available to you. This period of time will not exceed 15 days.

Date of Receipt

Except as otherwise stated herein, the date of our receipt of any Written Notice, premium payment, telephonic instructions or other communication is the actual date it is received at our Service Center, in proper form unless received (1) after the close of the New York Stock Exchange, or (2) on a date which is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.

Maintenance of Solvency

This provision applies only to values in the Fixed Account.

If our reserves for any class of Contracts become impaired, you may be required to make an extra payment. Our Board of Directors will determine the amount of any extra payment based on each member's fair share of the deficiency. If the payment is not made, it will be charged as a loan against the Contract with an interest rate of 5% per year. You may choose an equivalent reduction in benefits instead of or in combination with the loan. Any indebtedness and interest charged against the Contract, or any agreement for a reduction in benefits, shall have priority over the interest of any owner, beneficiary, or collateral assignee under the Contract.

Reports to Contract Owners

At least once each year we will send you a report showing the value of your Contract. The report will include the Accumulated Value and any additional information required by law. Values shown will be for a date no more than two months prior to the date we mail the report.

State Variations

Any state variations in the Contracts are covered in a special policy form for use in that state. This Prospectus provides a general description of the Contracts. Your actual Contract (including the application) and any endorsements, along with our Bylaws, are the controlling documents.

Gender Neutral Benefits

The Contracts described in this Prospectus (except for Contracts issued in the state of Montana) involve settlement option rates that distinguish between men and women. Montana has enacted legislation requiring that optional annuity benefits offered pursuant to Contracts purchased in Montana not vary on the basis of sex. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the settlement option rates applicable to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of sex. Any unisex rates to be provided by us will apply for tax-qualified plans and those plans where an employer believes that the Norris decision applies. Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, and any comparable state laws that may be applicable, on any employment-related insurance or benefit plan for which a Contract may be purchased.

Contract Inquiries

Inquiries regarding a Contract may be made by writing to us at our Service Center.

Federal Tax Status

Introduction

The ultimate effect of Federal income taxes on a Contract's Accumulated Value, on annuity payments and on the economic benefit to the Contract Owner, the Annuitant or the beneficiary depends upon the tax status of such person, Thrivent Financial, and, if the Contract is purchased under a retirement plan, upon the type of retirement plan and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion contained herein is based on our understanding of Federal income tax laws as currently interpreted. No representation is made regarding the likelihood of continuation of these interpretations by the Internal Revenue Service. We do not make any guarantee regarding the tax status of any Contract. Each person concerned should consult a qualified tax adviser.

Variable Account Tax Status

The Internal Revenue Code of 1986, as amended (the "Code") in effect provides that the income and gains and losses from separate account investments are not income to the insurance company issuing the variable contracts so long as the contracts and the separate account meet certain requirements set forth in the Code. Because the contracts and the Variable Account intend to meet such requirements, we anticipate no tax liability resulting from the contracts, and consequently no reserve for income taxes is currently charged against, or maintained by us with respect to, the contracts. We are currently exempt from state and local taxes. If there is a material change in state or local tax laws, charges for such taxes, if any, attributable to the Variable Account may be made.

Taxation of Annuities in General

Section 72 of the Code governs taxation of annuities in general.

Contracts Held by Individuals. An individual Contract Owner is not taxed on increases in the value of a Contract until a distribution occurs, either in the form of a single sum payment or as annuity payments under the settlement option selected.

Upon receipt of a single sum payment or of an annuity payment under the Contract, the recipient is taxed on the portion of such payment that exceeds the investment in the Contract.

For single sum payments, the taxable portion is generally the amount in excess of the premiums paid under the Contract. Such taxable portion is taxed at ordinary income tax rates. The investment in the Contract is not affected by loans or assignments of the Contract but is increased by any amount included in gross income as a result of the loan or assignment. Payments in partial or full surrender of a Contract generally will be taxed as ordinary income to the extent that the Accumulated Value exceeds the taxpayer's investment in the Contract. An assignment of the Contract (other than a gift to the Contract Owner's spouse or incident to a divorce) or the use of the Contract as collateral for a loan will be treated in the same manner as a surrender.

For fixed annuity payments, the taxable portion is generally determined by a formula which establishes the ratio that the investment in the Contract bears to the expected return under the Contract as of the Maturity Date. For variable annuity payments, the taxable portion is generally determined by dividing the proportionate cost basis by the anticipated total number of payments payable under the Contract, multiplying that amount by the number of payments payable that year, and subtracting the result from each year's total payments. Where annuity payments are made under certain Qualified Plans, the portion of each payment that is excluded from gross income will generally be equal to the total amount of any investment in the Contract as of the Maturity Date, divided by the number of anticipated payments, which are determined by reference to the age of the Annuitant. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no investment in the Contract within the meaning of Section 72 of the Code. In such event, the total payments received may be taxable. Contract Owners, Annuitants and Beneficiaries under such Contracts should seek qualified tax and financial advice about the tax consequences of distributions under the retirement plan in connection with which such Contracts are purchased.

Generally, a distribution from a Contract before the taxpayer attains age 59 1/2 will result in an additional tax of 10% of the amount of the distribution which is included in gross income. The penalty tax will not apply if the distribution is made as follows:

(1)     In connection with death or disability as described in Section 72(q)(2) of the Code;
(2)     Under a qualified funding trust (commonly referred to as a structured settlement plan); or
(3)     It is one of a series of substantially equal periodic annual payments for the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and the beneficiary; for this purpose, if there is a significant modification of the payment schedule before the taxpayer is age 59 1/2 or before the expiration of five years from the time the payment starts, the taxpayer's income shall be increased by the amount of tax and deferred interest that otherwise would have been incurred.

Depending on the type of Qualified Plan, distributions may be subject to a 10% penalty tax.

Contracts Held by Other Than Individuals. A Contract held by other than a natural person, such as a corporation, estate or trust, will not be treated as an annuity contract for Federal income tax purposes, and the income on such a Contract will be taxable in the year received or accrued by the Contract Owner. This rule does not apply, however, if the Contract Owner is acting as an agent for an individual, if the Contract Owner is an estate which acquired the Contract as a result of the death of the decedent, if the Contract is held by certain Qualified Plans, if the Contract is held pursuant to a qualified funding trust (commonly referred to as structured settlement plans), if the Contract was purchased by an employer with respect to a terminated Qualified Plan or if the Contract is an immediate annuity.

Multiple Contracts. Section 72(e)(11) of the Code provides that for the purposes of determining the amount included in gross income, all non-qualified annuity contracts entered into on or after October 22, 1988 by the same company with the same contract owner during any calendar year shall be treated as one contract. This section will likely accelerate the recognition of income by a Contract Owner owning multiple contracts and may have the further effect of increasing the portion of income that will be subject to the 10% penalty tax described above.

Qualified Plans

The Contracts are designed for use with several types of Qualified Plans. When used in Qualified Plans, deferred annuities do not offer additional tax-deferral benefits, and taxation rules for Qualified Plans take precedence over annuity taxation rules. However, annuities offer other product benefits to investors in Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan. Participants under such Qualified Plans as well as Contract Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contracts issued in connection therewith.

A participant in a Contract purchased as a tax-sheltered annuity ("TSA") Contract and certain other Qualified Plans under Section 403(b) and 401 of the Code will be subject to certain restrictions regarding a full or partial surrender of the Contract. Distributions from these plans may be paid only when the employee reaches age 59 1/2, separates from service, dies or becomes disabled, or in the case of financial hardship. As a result, a participant will not be entitled to exercise the surrender rights described under the heading "The Contracts--Surrender (Redemption)" unless one of the above-described conditions has been satisfied.

1035 Exchanges

Section 1035(a) of the Code permits the exchange of certain life insurance, endowment and annuity contracts for an annuity contract without a taxable event occurring. Thus, potential purchasers who already own such a contract issued by another insurer are generally able to exchange that contract for a Contract issued by us without a taxable event occurring. There are certain restrictions which apply to such exchanges, including that the contract surrendered must truly be exchanged for the Contract issued by us and not merely surrendered in exchange for cash. Further, the same person or persons must be the obligee or obligees under the Contract received in the exchange as under the original contract surrendered in the exchange. Careful consideration must be given to compliance with the Code provisions and regulations and rulings relating to exchange requirements, and potential purchasers should be sure that they understand any surrender charges or loss of benefits which might arise from terminating a contract they hold. Owners considering such an exchange should consult their tax advisers to insure that the requirements of Section 1035 are met.

Diversification Requirements

The Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not "adequately diversified". The assets of the Fund are expected to meet the diversification requirements. We will monitor the Contracts and the regulations of the Treasury Department to ensure that the Contract will continue to qualify as a variable annuity contract. Disqualification of the Contract as an annuity contract would result in imposition of Federal income tax on the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.

Withholding

The taxable portion of a distribution to an individual is subject to Federal income tax withholding unless the taxpayer elects not to have withholding. We will provide the Contract Owner with the election form and further information as to withholding prior to the first distribution. Generally, however, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. For complete information on withholding, a qualified tax adviser should be consulted.

Other Considerations

Because of the complexity of the law and its application to a specific individual, tax advice may be needed by a person contemplating purchase of a Contract or the exercise of elections under a Contract. The above comments concerning Federal income tax consequences are not exhaustive, and special rules are provided with respect to situations not discussed in this Prospectus.

The preceding description is based upon our understanding of current Federal income tax law. We cannot assess the probability that changes in tax laws, particularly affecting annuities, will be made.

The preceding comments do not take into account state income or other tax considerations which may be involved in the purchase of a Contract or the exercise of elections under the Contract. For complete information on such Federal and state tax considerations, a qualified tax adviser should be consulted.

Voting Rights

To the extent required by law, we will vote the Fund's shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the Fund's shares in our own right, we may elect to do so.

Before the Maturity Date, the Contract Owner shall have the voting interest with respect to shares of the Fund attributable to the Contract. On and after the Maturity Date, the person entitled to receive annuity payments shall have the voting interest with respect to such shares, which voting interest will generally decrease during the annuity period.

The number of votes which a Contract Owner or person entitled to receive annuity payments has the right to instruct will be calculated separately for each Subaccount. The number of votes which each Contract Owner has the right to instruct will be determined by dividing a Contract's Accumulated Value in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. The number of votes which each person entitled to receive annuity payments has the right to instruct will be determined by dividing the Contract's reserves in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Portfolio which the Contract Owner or person entitled to receive annuity payments has the right to instruct will be determined as of the date coincident with the date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Fund.

Any Portfolio shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners. Any Portfolio shares held by us or our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts of ours and our affiliates having a voting interest in that Portfolio in proportion to each such separate account's votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

Sales and Other Agreements

Thrivent Investment Mgt., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of ours, acts as the principal underwriter of the Contracts pursuant to a distribution agreement with us. Commissions and other distribution compensation to be paid to our representatives with respect to the Contracts will be paid by us and will not result in any charge to Contract Owners or to the Variable Account in addition to the charges described in this Prospectus. Our representatives are paid a commission of not more than 4% of the premiums paid on the Contracts. Further, our representatives may be eligible to receive certain benefits based on the amount of earned commissions.

Legal Proceedings

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. We have been named in civil litigation proceedings relating to life insurance pricing and sales practices, which appear to be substantially similar to claims asserted in class actions brought against many other life insurers. We believe we have substantial defenses to these actions. In the opinion of its management, the outcome of this proceeding is not likely to have a material adverse effect upon the Variable Account or upon our ability to meet our obligations under the Contracts.

Financial Statements

The financial statements of Thrivent Financial and the Variable Account are contained in the Statement of Additional Information.

Statement of Additional Information

Below is a copy of the Table of Contents included in the Statement of Additional Information. To obtain a copy of this document, complete and mail the form below.

Introduction
Distribution of the Contracts
Standard and Poor's Disclaimer
Independent Auditors and Financial Statements
Financial Statements of the Variable Account
Financial Statements of Thrivent Financial

How To Obtain the
INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACT
Statement of Additional Information

Send this request form to:
Thrivent Financial for Lutherans
4321 North Ballard Road
Appleton, WI 54919-0001

Please send me a copy of the most recent INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT SAI FOR
THRIVENT VARIABLE ANNUITY ACCOUNT A.

                 ----------------------------------------------------------------------------------------------
                 (Name)                                                                                 (Date)

                 ----------------------------------------------------------------------------------------------
                 (Street Address)

                 ----------------------------------------------------------------------------------------------
                 (City)                                               (State)                        (Zip Code)

Appendix A

Definitions

Accumulated Value: The total of the amounts in a Contract's Subaccounts and Fixed Account at any time prior to the Annuity Commencement Date.

Annuitant: The person on whose life or life expectancy the Contract is based. We cannot change the Annuitant except in instances as described in Death of an Owner/Payee after the Annuity Commencement Date.

Annuity Commencement Date: The date on which the Annuity Proceeds are applied to an annuity payment option for the benefit of the payee. This is also known as the maturity date.

Annuity Proceeds: The Cash Surrender Value on the Annuity Commencement Date.

Cash Surrender Value: Accumulated Value less any applicable charges or deductions.

Contract: The Contract between you and us providing the individual flexible premium deferred variable annuity.

Contract Anniversary: The same date in each year as the Issue Date.

Code: The Internal Revenue Code of 1986, as amended.

Fixed Account: Part of our general account, which includes all of our assets other than those in any separate account of ours.

Fund: Thrivent Series Fund, Inc., which is described in the accompanying Prospectus.

Issue Date: The effective date of the Contract, generally the date on which you sign the application.

Minimum Death Proceeds Value: The highest Accumulated Value of the Contract at issue or on any Contract anniversary date, plus the sum of all premiums paid, less the sum of any withdrawal since that date.

Qualified Plan: A retirement plan that receives favorable tax treatment under Section 401, 403(a), 403(b), 408 or 408A of the Code.

Service Center: Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001, telephone, 1-800-THRIVENT (1-800-847-4836), or such other office as we may specify in a notice to the Contract Owner.

Subaccount: A subdivision of the Variable Account that invests exclusively in shares of a single portfolio of the Fund.

Valuation Date: Any date we are open for business and the New York Stock Exchange is open for regular trading.

Valuation Period: The period of time from the end of one Valuation Date to the end of the next Valuation Date.

Variable Account. Thrivent Variable Annuity Account A, which is a separate account of ours. The Subaccounts are subdivisions of the Variable Account.

Written Notice. A written request or notice signed by the Contract Owner and received in good order at our Service Center.

Appendix B

Condensed Financial Information

The table below shows the historical performance of accumulation unit values and numbers of accumulation units for each of the previous years ending December 31, for which the relevant Subaccount has been in existence. This information is derived from the financial statements of the separate account included in the SAI.

Thrivent Technology Subaccount/3/
--------------------- ---------- ---------- ---------- --------------- ------------ ------------ --------- ------------ ------------
                        2003       2002       2001          2000          1999         1998        1997       1996          1995
--------------------- ---------- ---------- ---------- --------------- ------------ ------------ --------- ------------ ------------
 Accumulation Unit
       Value:
--------------------- ---------- ---------- ---------- ----------- ------------ ------------ --------- ------------ -------------
Beginning of period       $4.70      $8.16     $10.00         N/A          N/A          N/A       N/A          N/A           N/A
--------------------- ---------- ---------- ---------- ----------- ------------ ------------ --------- ------------ -------------
   End of period          $7.02      $4.70      $8.16         N/A          N/A          N/A       N/A          N/A           N/A
--------------------- ------------ -------- ---------- ----------- ------------ ------------ --------- ------------ -------------
     Number of
 Accumulation Units
 Outstanding at end
     of period         1,315,915   982,725   529, 594         N/A          N/A          N/A       N/A          N/A           N/A

--------------------- ------------ -------- ---------- --------------- ------------ ------------ --------- ------------ ------------

Thrivent Partner Small Cap Growth Subaccount/4/
--------------------- --------- ----------- ---------- -------------- ------------ ------------ ---------- ------------ ------------
                        2003       2002       2001         2000          1999         1998        1997        1996          1995
--------------------- --------- ----------- ---------- -------------- ------------ ------------ ---------- ------------ ------------
 Accumulation Unit
       Value:
--------------------- --------- ----------- ---------- ---------- ------------ ------------ ---------- ------------ -------------
Beginning of period      $7.24      $10.00        N/A        N/A          N/A          N/A        N/A          N/A           N/A
--------------------- --------- ----------- ---------- ---------- ------------ ------------ ---------- ------------ -------------
   End of period        $10.29       $7.24        N/A        N/A          N/A          N/A        N/A          N/A           N/A
--------------------- --------- ----------- ---------- ---------- ------------ ------------ ---------- ------------ -------------
     Number of
 Accumulation Units
 Outstanding at end
     of period         206,331      61,878        N/A        N/A          N/A          N/A        N/A          N/A           N/A
--------------------- --------- ----------- ---------- ---------- ------------ ------------ ---------- ------------ -------------

Thrivent Partner Small Cap Value Subaccount/6/
--------------------- --------- ----------- ---------- -------------- ------------ ------------ ---------- ------------ ------------
                        2003       2002       2001         2000          1999         1998        1997        1996          1995
--------------------- --------- ----------- ---------- -------------- ------------ ------------ ---------- ------------ ------------
 Accumulation Unit
       Value:
--------------------- --------- ----------- ---------- ---------- ------------ ------------ ---------- ------------ -------------
Beginning of period     $10.00         N/A        N/A        N/A          N/A          N/A        N/A          N/A           N/A
--------------------- --------- ----------- ---------- ---------- ------------ ------------ ---------- ------------ -------------
   End of period        $14.04         N/A        N/A        N/A          N/A          N/A        N/A          N/A           N/A
--------------------- --------- ----------- ---------- ---------- ------------ ------------ ---------- ------------ -------------
     Number of
 Accumulation Units
 Outstanding at end
     of period         202,567         N/A        N/A        N/A          N/A          N/A        N/A          N/A           N/A
--------------------- --------- ----------- ---------- ---------- ------------ ------------ ---------- ------------ -------------

Thrivent Small Cap Stock Subaccount/3/
--------------------- ------------ ----------- ----------- ----------- ------------- ---------- ------------ ------------- ---------
                         2003         2002        2001        2000         1999        1998        1997          1996         1995
--------------------- ------------ ----------- ----------- ----------- ------------- ---------- ------------ ------------- ---------
 Accumulation Unit
       Value:
--------------------- ------------ ----------- ----------- ------- ------------- ---------- ------------ ------------- ------------
Beginning of period         $8.51      $10.82      $10.00     N/A           N/A        N/A          N/A           N/A          N/A
--------------------- ------------ ----------- ----------- ------- ------------- ---------- ------------ ------------- ------------
   End of period           $11.78       $8.51      $10.82     N/A           N/A        N/A          N/A           N/A          N/A
--------------------- ------------ ----------- ----------- ------- ------------- ---------- ------------ ------------- ------------
     Number of
 Accumulation Units
 Outstanding at end
     of period          3,143,640   2,775,303   1,548,793     N/A           N/A        N/A          N/A           N/A          N/A
--------------------- ------------ ----------- ----------- ------- ------------- ---------- ------------ ------------- ------------

Thrivent Small Cap Index Subaccount/1/
-------------------- ------------- ------------ ------------ ------------ ------------ ------------ ----------- --------- ---------
                         2003         2002         2001         2000         1999         1998         1997       1996         1995
-------------------- ------------- ------------ ------------ ------------ ------------ ------------ ----------- --------- ---------
 Accumulation Unit
      Value:
-------------------- ------------- ----------- ------------ ------------ ------------ ------------ ----------- ---------- ---------
Beginning of period        $16.82      $20.01       $19.04       $17.34       $15.64       $15.82      $12.78     $10.95    $10.00
-------------------- ------------- ----------- ------------ ------------ ------------ ------------ ----------- ---------- ---------
   End of period           $22.95      $16.82       $20.01       $19.04       $17.34       $15.64      $15.82     $12.78    $10.95
-------------------- ------------- ----------- ------------ ------------ ------------ ------------ ----------- ---------- ---------
     Number of
Accumulation Units
Outstanding at end
     of period         13,840,259  14,881,978   15,537,535   15,509,008   12,901,178   12,646,465   9,660,146  5,003,533   928,755
-------------------- ------------- ----------- ------------ ------------ ------------ ------------ ----------- ---------- ---------

Thrivent Mid Cap Growth Subaccount/4/
--------------------- --------- --------------- ------- ------------ ------------- ---------- ------------ ------------ ------------
                        2003         2002        2001      2000          1999        1998        1997         1996           1995
--------------------- --------- --------------- ------- ------------ ------------- ---------- ------------ ------------ ------------
 Accumulation Unit
       Value:
--------------------- --------- ----------- ------- ------------ ------------- ---------- ------------ ------------ -----------
Beginning of period      $7.72      $10.00     N/A          N/A           N/A        N/A          N/A          N/A         N/A
--------------------- --------- ----------- ------- ------------ ------------- ---------- ------------ ------------ -----------
   End of period        $10.36       $7.72     N/A          N/A           N/A        N/A          N/A          N/A         N/A
--------------------- --------- ----------- ------- ------------ ------------- ---------- ------------ ------------ -----------
     Number of
 Accumulation Units
 Outstanding at end
     of period         376,582      59,845     N/A          N/A           N/A        N/A          N/A          N/A         N/A
--------------------- --------- ----------- ------- ------------ ------------- ---------- ------------ ------------ -----------

Thrivent Mid Cap Growth II Subaccount/4/
--------------------- --------- ------------- ------- ------------ ------------ ----------- ------------ ------------ ----------
                        2003        2002       2001      2000         1999         1998        1997         1996        1995
--------------------- --------- ------------- ------- ------------ ------------ ----------- ------------ ------------ ----------
 Accumulation Unit
       Value:
--------------------- --------- ---------- ------- ------------ ------------ ----------- ------------ ------------ ----------
Beginning of period      $6.82     $10.00     N/A          N/A          N/A         N/A          N/A          N/A        N/A
--------------------- --------- ---------- ------- ------------ ------------ ----------- ------------ ------------ ----------
   End of period         $9.26      $6.82     N/A          N/A          N/A         N/A          N/A          N/A        N/A
--------------------- --------- ---------- ------- ------------ ------------ ----------- ------------ ------------ ----------
     Number of
 Accumulation Units
 Outstanding at end
     of period         254,233     72,572     N/A          N/A          N/A         N/A          N/A          N/A        N/A
--------------------- --------- ---------- ------- ------------ ------------ ----------- ------------ ------------ ----------

Thrivent Mid Cap Stock Subaccount/3/
--------------------- ------------ ----------- ------------ ---------- ------------ ----------- ------------ ------------- ---------
                         2003         2002        2001        2000        1999         1998        1997          1996         1995
--------------------- ------------ ----------- ------------ ---------- ------------ ----------- ------------ ------------- ---------
 Accumulation Unit
       Value:
--------------------- ------------ ----------- ------------ ---------- -------- ----------- ------------ ------------- ------------
Beginning of period         $7.45       $8.93       $10.00        N/A      N/A         N/A          N/A           N/A          N/A
--------------------- ------------ ----------- ------------ ---------- -------- ----------- ------------ ------------- ------------
   End of period            $9.74       $7.45        $8.93        N/A      N/A         N/A          N/A           N/A          N/A
--------------------- ------------ ----------- ------------ ---------- -------- ----------- ------------ ------------- ------------
     Number of
 Accumulation Units
 Outstanding at end
     of period          3,342,359   3,055,015    1,764,017        N/A      N/A         N/A          N/A           N/A          N/A
--------------------- ------------ ----------- ------------ ---------- -------- ----------- ------------ ------------- ------------

Thrivent Mid Cap Index Subaccount/3/
--------------------- ------------ ----------- ------------ --------- ------------- ----------- ------------ ------------- ---------
                         2003         2002        2001        2000        1999         1998        1997          1996         1995
--------------------- ------------ ----------- ------------ --------- ------------- ----------- ------------ ------------- ---------
 Accumulation Unit
       Value:
--------------------- ------------ ----------- ------------ --------- ------------- ----------- ------------ -------- ------------
Beginning of period         $8.53      $10.11       $10.00       N/A           N/A         N/A          N/A      N/A          N/A
--------------------- ------------ ----------- ------------ --------- ------------- ----------- ------------ -------- ------------
   End of period           $11.35       $8.53       $10.11       N/A           N/A         N/A          N/A      N/A          N/A
--------------------- ------------ ----------- ------------ --------- ------------- ----------- ------------ -------- ------------
     Number of
 Accumulation Units
 Outstanding at end
     of period          2,050,765   1,561,441      608,225       N/A           N/A         N/A          N/A      N/A          N/A
--------------------- ------------ ----------- ------------ --------- ------------- ----------- ------------ -------- ------------

Thrivent Partner International Stock Subaccount/5/
--------------------- ------------ ----------- ------------ ----------- ------------ ---------- ------------ ------------- ---------
                         2003         2002        2001         2000        1999        1998        1997          1996         1995
--------------------- ------------ ----------- ------------ ----------- ------------ ---------- ------------ ------------- ---------
 Accumulation Unit
       Value:
--------------------- ------------ ----------- ------------ ----------- ------------ ---------- ------------ ---------- ------------
Beginning of period        $10.00         N/A          N/A         N/A          N/A        N/A          N/A        N/A          N/A
--------------------- ------------ ----------- ------------ ----------- ------------ ---------- ------------ ---------- ------------
   End of period           $13.06         N/A          N/A         N/A          N/A        N/A          N/A        N/A          N/A
--------------------- ------------ ----------- ------------ ----------- ------------ ---------- ------------ ---------- ------------
     Number of
 Accumulation Units
 Outstanding at end
     of period            147,688         N/A          N/A         N/A          N/A        N/A          N/A        N/A          N/A
--------------------- ------------ ----------- ------------ ----------- ------------ ---------- ------------ ---------- ------------

Thrivent Partner All Cap Subaccount/4/
--------------------- --------- -------------- ------ ------------ ------------- ------------ ------------ ------------ ------------
                        2003        2002       2001      2000          1999         1998         1997         1996          1995
--------------------- --------- -------------- ------ ------------ ------------- ------------ ------------ ------------ ------------
 Accumulation Unit
       Value:
--------------------- --------- -------------- ------ ------------ ------------- ------------ ------------ ------------ ---------
Beginning of period      $6.54         $10.00    N/A          N/A           N/A          N/A          N/A          N/A       N/A
--------------------- --------- -------------- ------ ------------ ------------- ------------ ------------ ------------ ---------
   End of period         $7.97          $6.54    N/A          N/A           N/A          N/A          N/A          N/A       N/A
--------------------- --------- -------------- ------ ------------ ------------- ------------ ------------ ------------ ---------
     Number of
 Accumulation Units
 Outstanding at end
     of period         253,941        130,412    N/A          N/A           N/A          N/A          N/A          N/A       N/A
--------------------- --------- -------------- ------ ------------ ------------- ------------ ------------ ------------ ---------

Thrivent Large Cap Growth Subaccount/4/
--------------------- --------- -------------- ------ ------------ ------------- ------------ ------------ ------------ ------------
                        2003        2002       2001      2000          1999         1998         1997         1996          1995
--------------------- --------- -------------- ------ ------------ ------------- ------------ ------------ ------------ ------------
 Accumulation Unit
       Value:
--------------------- --------- ----------- ------ ------------ ------------- ------------ ------------ ------------ -------------
Beginning of period      $7.86      $10.00    N/A          N/A           N/A          N/A          N/A          N/A           N/A
--------------------- --------- ----------- ------ ------------ ------------- ------------ ------------ ------------ -------------
   End of period        $10.13       $7.86    N/A          N/A           N/A          N/A          N/A          N/A           N/A
--------------------- --------- ----------- ------ ------------ ------------- ------------ ------------ ------------ -------------
     Number of
 Accumulation Units
 Outstanding at end
     of period         994,131      68,400    N/A          N/A           N/A          N/A          N/A          N/A           N/A
--------------------- --------- ----------- ------ ------------ ------------- ------------ ------------ ------------ -------------

Thrivent Large Cap Growth II Subaccount/4/
--------------------- --------- -------------- ------ ------------ ------------- ------------ ------------ ------------ ------------
                        2003        2002       2001      2000          1999         1998         1997         1996          1995
--------------------- --------- -------------- ------ ------------ ------------- ------------ ------------ ------------ ------------
 Accumulation Unit
       Value:
--------------------- --------- ---------- ------ ------------ ------------- ------------ ------------ ------------ -------------
Beginning of period      $7.94     $10.00    N/A          N/A           N/A          N/A          N/A          N/A           N/A
--------------------- --------- ---------- ------ ------------ ------------- ------------ ------------ ------------ -------------
   End of period         $9.62      $7.94    N/A          N/A           N/A          N/A          N/A          N/A           N/A
--------------------- --------- ---------- ------ ------------ ------------- ------------ ------------ ------------ -------------
     Number of
 Accumulation Units
 Outstanding at end
     of period         136,035     41,917    N/A          N/A           N/A          N/A          N/A          N/A           N/A
--------------------- --------- ---------- ------ ------------ ------------- ------------ ------------ ------------ -------------

Thrivent Partner Growth Stock Subaccount/4/
--------------------- --------- -------------- ------ ------------ ------------- ------------ ------------ ------------ ------------
                        2003        2002       2001      2000          1999         1998         1997         1996          1995
--------------------- --------- -------------- ------ ------------ ------------- ------------ ------------ ------------ ------------
 Accumulation Unit
       Value:
--------------------- --------- -------------- ------ ------------ ------------- ------------ ------------ ------------ ----------
Beginning of period      $8.22         $10.00    N/A          N/A           N/A          N/A          N/A          N/A        N/A
--------------------- --------- -------------- ------ ------------ ------------- ------------ ------------ ------------ ----------
   End of period        $10.64          $8.22    N/A          N/A           N/A          N/A          N/A          N/A        N/A
--------------------- --------- -------------- ------ ------------ ------------- ------------ ------------ ------------ ----------
     Number of
 Accumulation Units
 Outstanding at end
     of period         352,301        114,820    N/A          N/A           N/A          N/A          N/A          N/A        N/A
--------------------- --------- -------------- ------ ------------ ------------- ------------ ------------ ------------ ----------

Thrivent Large Cap Value Subaccount/5/
--------------------- --------- -------------- ------ ------------ ------------- ------------ ------------ ------------ ------------
                        2003        2002       2001      2000          1999         1998         1997         1996          1995
--------------------- --------- -------------- ------ ------------ ------------- ------------ ------------ ------------ ------------
 Accumulation Unit
       Value:
--------------------- --------- ---------- ------ ------------ ------------- ------------ ------------ ------------ -------------
Beginning of period     $10.00        N/A    N/A          N/A           N/A          N/A          N/A          N/A           N/A
--------------------- --------- ---------- ------ ------------ ------------- ------------ ------------ ------------ -------------
   End of period        $12.50        N/A    N/A          N/A           N/A          N/A          N/A          N/A           N/A
--------------------- --------- ---------- ------ ------------ ------------- ------------ ------------ ------------ -------------
     Number of
 Accumulation Units
 Outstanding at end
     of period        1,982,366       N/A    N/A          N/A           N/A          N/A          N/A          N/A           N/A
--------------------- --------- ---------- ------ ------------ ------------- ------------ ------------ ------------ -------------

Thrivent Large Cap Stock Subaccount/3/
--------------------- ------------ ----------- ------------ --------- ------------ ------------ ------------ ------------- ---------
                         2003         2002        2001        2000       1999         1998         1997          1996         1995
--------------------- ------------ ----------- ------------ --------- ------------ ------------ ------------ ------------- ---------
 Accumulation Unit
       Value:
--------------------- ------------ ----------- ------------ --------- ------------ ------------ ------------ ---------- ----------
Beginning of period         $6.92       $9.04       $10.00       N/A          N/A          N/A          N/A        N/A        N/A
--------------------- ------------ ----------- ------------ --------- ------------ ------------ ------------ ---------- ----------
   End of period            $8.30       $6.92        $9.04       N/A          N/A          N/A          N/A        N/A        N/A
--------------------- ------------ ----------- ------------ --------- ------------ ------------ ------------ ---------- ----------
     Number of
 Accumulation Units
 Outstanding at end
     of period          9,830,782   7,731,365    4,651,027       N/A          N/A          N/A          N/A        N/A        N/A
--------------------- ------------ ----------- ------------ --------- ------------ ------------ ------------ ---------- ----------

Thrivent Large Cap Index Subaccount/1/
------------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ----------- ------
                       2003          2002         2001          2000         1999         1998        1997         1996       1995
------------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ----------- ------
Accumulation Unit
      Value:
------------------- ------------ ------------- ------------ ----------- ------------ ------------ ----------- ----------- ----------
   Beginning of          $16.46        $21.43       $24.70      $27.54       $23.14       $18.25      $13.93      $11.53     $10.00
      period
------------------- ------------ ------------- ------------ ----------- ------------ ------------ ----------- ----------- ----------
  End of period          $20.84        $16.46       $21.43      $24.70       $27.54       $23.14      $18.25      $13.93     $11.53
------------------- ------------ ------------- ------------ ----------- ------------ ------------ ----------- ----------- ----------
    Number of
   Accumulation
Units Outstanding
 at end of period
                     28,407,328    30,203,045   33,151,014  34,711,029   30,677,434   24,637,221  17,445,874   7,868,532  1,258,237
------------------- ------------ ------------- ------------ ----------- ------------ ------------ ----------- ----------- ----------

Thrivent Real Estate Securities Subaccount/6/
--------------------- ------------ ----------- ----------- ---------- ------------ ------------ ------------ ------------- ---------
                         2003         2002        2001       2000        1999         1998         1997          1996         1995
--------------------- ------------ ----------- ----------- ---------- ------------ ------------ ------------ ------------- ---------
 Accumulation Unit
       Value:
--------------------- ------------ ----------- ----------- ---------- ------------ ------------ ------------ -------- ------------
Beginning of period        $10.00         N/A         N/A        N/A          N/A          N/A          N/A      N/A          N/A
--------------------- ------------ ----------- ----------- ---------- ------------ ------------ ------------ -------- ------------
   End of period           $12.89         N/A         N/A        N/A          N/A          N/A          N/A      N/A          N/A
--------------------- ------------ ----------- ----------- ---------- ------------ ------------ ------------ -------- ------------
     Number of
 Accumulation Units
 Outstanding at end
     of period            530,933         N/A         N/A        N/A          N/A          N/A          N/A      N/A          N/A
--------------------- ------------ ----------- ----------- ---------- ------------ ------------ ------------ -------- ------------

Thrivent Balanced Subaccount/1/
------------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ----------- ------
                       2003          2002         2001          2000         1999         1998         1997        1996       1995
------------------- ------------ ------------- ------------ ------------- ------------ ------------ ------------- ----------- ------
Accumulation Unit
      Value:
------------------- ------------ ------------- ------------ ----------- ------------ ------------ ----------- ----------- ----------
   Beginning of          $16.41        $18.01       $18.89      $19.26       $17.57       $14.91      $12.41      $11.06     $10.00
      period
------------------- ------------ ------------- ------------ ----------- ------------ ------------ ----------- ----------- ----------
  End of period          $18.68        $16.14       $18.01      $18.89       $19.26       $17.57      $14.91      $12.41     $11.06
------------------- ------------ ------------- ------------ ----------- ------------ ------------ ----------- ----------- ----------
    Number of
   Accumulation
Units Outstanding
 at end of period    32,819,701    36,447,809   40,444,678  41,710,588   40,066,882   31,007,716  20,544,311   8,992,900  1,364,855
------------------- ------------ ------------- ------------ ----------- ------------ ------------ ----------- ----------- ----------

Thrivent High Yield Subaccount/4/
--------------------- --------- -------------- ------ ------------ ------------- ------------ ------------ ------------ ------------
                        2003        2002       2001      2000          1999         1998         1997         1996          1995
--------------------- --------- -------------- ------ ------------ ------------- ------------ ------------ ------------ ------------
 Accumulation Unit
       Value:
--------------------- --------- -------------- ------ ------------ ------------- ------------ ------------ ------------ ---------
Beginning of period      $8.90         $10.00    N/A          N/A           N/A          N/A          N/A          N/A       N/A
--------------------- --------- -------------- ------ ------------ ------------- ------------ ------------ ------------ ---------
   End of period        $11.25          $8.90    N/A          N/A           N/A          N/A          N/A          N/A       N/A
--------------------- --------- -------------- ------ ------------ ------------- ------------ ------------ ------------ ---------
     Number of
 Accumulation Units
 Outstanding at end
     of period         253,963         35,851    N/A          N/A           N/A          N/A          N/A          N/A       N/A
--------------------- --------- -------------- ------ ------------ ------------- ------------ ------------ ------------ ---------

Thrivent Partner High Yield Subaccount/2/
--------------------- ------------- ------------ ------------ ----------- ------------ ----------- ---------- ------------- --------
                          2003         2002         2001         2000        1999         1998       1997         1996        1995
--------------------- ------------- ------------ ------------ ----------- ------------ ----------- ---------- ------------- --------
 Accumulation Unit
       Value:
--------------------- ------------- ------------ ------------ ----------- ------------ ----------- ---------- ------------- --------
Beginning of period          $8.73        $8.81        $8.79       $9.04        $9.58      $10.00        N/A           N/A      N/A
--------------------- ------------- ------------ ------------ ----------- ------------ ----------- ---------- ------------- --------
   End of period            $10.81        $8.73        $8.81       $8.79        $9.04       $9.58        N/A           N/A      N/A
--------------------- ------------- ------------ ------------ ----------- ------------ ----------- ---------- ------------- --------
     Number of
 Accumulation Units
 Outstanding at end
     of period           2,523,208    2,226,753   2,031,203,   1,896,620    1,713,656   1,044,323        N/A           N/A      N/A
--------------------- ------------- ------------ ------------ ----------- ------------ ----------- ---------- ------------- --------

Thrivent Income Subaccount/4/
--------------------- --------- ---------------- ------------ ----------- ------------ ----------- ------- ------------ ------------
                        2003         2002           2001         2000        1999         1998      1997      1996          1995
--------------------- --------- ---------------- ------------ ----------- ------------ ----------- ------- ------------ ------------
 Accumulation Unit
       Value:
--------------------- --------- ------------ ------------ ----------- ------------ ----------- ------- ------------ -------------
Beginning of period     $10.33       $10.00          N/A         N/A          N/A         N/A      NA          N/A           N/A
--------------------- --------- ------------ ------------ ----------- ------------ ----------- ------- ------------ -------------
   End of period        $11.07       $10.33          N/A         N/A          N/A         N/A     N/A          N/A           N/A
--------------------- --------- ------------ ------------ ----------- ------------ ----------- ------- ------------ -------------
     Number of
 Accumulation Units
 Outstanding at end
     of period         669,003      254,565          N/A         N/A          N/A         N/A     N/A          N/A           N/A
--------------------- --------- ------------ ------------ ----------- ------------ ----------- ------- ------------ -------------

Thrivent Bond Index Subaccount/1/
--------------------- ------------ ----------- ------------- ------------ ------------ ------------ ------------- ------------ -----
                         2003         2002         2001         2000         1999        1998          1997        1996        1995
--------------------- ------------ ----------- ------------- ------------ ------------ ------------ ------------- ------------ -----
 Accumulation Unit
       Value:
--------------------- ------------ ----------- ----------- ------------ ------------ ------------ ----------- ------------ ---------
Beginning of period        $15.45      $14.26      $13.31       $12.10       $12.42       $11.57      $10.72       $10.53    $10.00
--------------------- ------------ ----------- ----------- ------------ ------------ ------------ ----------- ------------ ---------
   End of period           $15.45      $15.45      $14.26       $13.31       $12.10       $12.42      $11.57       $10.72    $10.53
--------------------- ------------ ----------- ----------- ------------ ------------ ------------ ----------- ------------ ---------
     Number of
 Accumulation Units
 Outstanding at end
     of period          8,292,392   9,425,931   6,769,804    4,395,393    4,636,639    3,397,426   1,869,057    1,185,965   402,927
--------------------- ------------ ----------- ----------- ------------ ------------ ------------ ----------- ------------ ---------

Thrivent Limited Maturity Bond Subaccount/4/
--------------------- ------------ -------- --------- ------------ ------------- ------------ ------------ ------------ ------------
                         2003       2002      2001       2000          1999         1998         1997         1996          1995
--------------------- ------------ -------- --------- ------------ ------------- ------------ ------------ ------------ ------------
 Accumulation Unit
       Value:
--------------------- ------------ -------- --------- ------------ ------------- ------------ ------------ ------------ ---------
Beginning of period        $10.33   $10.00       N/A          N/A           N/A          N/A           NA          N/A       N/A
--------------------- ------------ -------- --------- ------------ ------------- ------------ ------------ ------------ ---------
   End of period           $10.66   $10.33       N/A          N/A           N/A          N/A          N/A          N/A       N/A
--------------------- ------------ -------- --------- ------------ ------------- ------------ ------------ ------------ ---------
     Number of
 Accumulation Units
 Outstanding at end
     of period          1,377,842  462,542       N/A          N/A           N/A          N/A          N/A          N/A       N/A
--------------------- ------------ -------- --------- ------------ ------------- ------------ ------------ ------------ ---------

Thrivent Mortgage Securities Subaccount/6/
--------------------- ------------ ----------- ----------- ---------- ------------ ------------ ------------ ------------- ---------
                         2003         2002        2001       2000        1999         1998         1997          1996         1995
--------------------- ------------ ----------- ----------- ---------- ------------ ------------ ------------ ------------- ---------
 Accumulation Unit
       Value:
--------------------- ------------ ----------- ----------- ---------- ------------ ------------ ------------ ------------- --------
Beginning of period        $10.00         N/A         N/A        N/A          N/A          N/A          N/A           N/A      N/A
--------------------- ------------ ----------- ----------- ---------- ------------ ------------ ------------ ------------- --------
   End of period           $10.10         N/A         N/A        N/A          N/A          N/A          N/A           N/A      N/A
--------------------- ------------ ----------- ----------- ---------- ------------ ------------ ------------ ------------- --------
     Number of
 Accumulation Units
 Outstanding at end
     of period            259,412         N/A         N/A        N/A          N/A          N/A          N/A           N/A      N/A
--------------------- ------------ ----------- ----------- ---------- ------------ ------------ ------------ ------------- --------

Thrivent Money Market Subaccount/5/
--------------------- ------------- ---------- ----------- ---------- ------------ ------------ ------------ ------------- ---------
                          2003        2002        2001       2000        1999         1998         1997          1996         1995
--------------------- ------------- ---------- ----------- ---------- ------------ ------------ ------------ ------------- ---------
 Accumulation Unit
       Value:
--------------------- ------------- ---------- ----------- ---------- ------------ ------------ ------------ ------------- --------
Beginning of period          $1.00        N/A         N/A        N/A          N/A          N/A          N/A           N/A      N/A
--------------------- ------------- ---------- ----------- ---------- ------------ ------------ ------------ ------------- --------
   End of period             $1.00        N/A         N/A        N/A          N/A          N/A          N/A           N/A      N/A
--------------------- ------------- ---------- ----------- ---------- ------------ ------------ ------------ ------------- --------
     Number of
 Accumulation Units
 Outstanding at end
     of period          30,353,176        N/A         N/A        N/A          N/A          N/A          N/A           N/A      N/A
--------------------- ------------- ---------- ----------- ---------- ------------ ------------ ------------ ------------- --------

/1/ The Subaccounts commenced operations on June 15, 1995.
/2/ The Subaccount commenced operations on March 2, 1998.
/3/ The Subaccounts commenced operations on March 2, 2001.
/4/ The Subaccounts commenced operations on April 30, 2002.
/5/ The Subaccounts commenced operations on April 25, 2003.
/6/ The Subaccounts commenced operations on April 30, 2003.

THRIVENT VARIABLE ANNUITY ACCOUNT A
STATEMENT OF ADDITIONAL INFORMATION

Dated May 1, 2004

for the:

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
VARIABLE ANNUITY CERTIFICATE
Offered By:

Thrivent Financial for Lutherans

                  Service Center:                             Corporate Office:
                  4321 North Ballard Road                     625 Fourth Avenue South
                  Appleton, WI 54919-0001                     Minneapolis, MN 55415-1665
                  Telephone: 800-THRIVENT                     Telephone: 800-THRIVENT
                  E-mail: mail@thrivent.com                   E-mail:  mail@thrivent.com

This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the prospectus dated May 1, 2004, for Thrivent Variable Annuity Account A (the "Variable Account) describing an individual flexible premium deferred variable annuity contract (the "Contract") previously offered by Thrivent Financial for Lutherans ("Thrivent Financial") to persons eligible for membership in Thrivent Financial. Much of the information contained in this SAI expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained by writing to us at 4321 North Ballard Road, Appleton, WI 54919, by calling 800-THRIVENT (847-4836), or by accessing the Securities and Exchange Commission's Web site at www.sec.gov.

Capitalized terms used in this SAI that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

Introduction

Distribution of the Contracts

Standard and Poor's Disclaimer

Independent Auditors and Financial Statements

Financial Statements of Thrivent Financial

INTRODUCTION

The Contract was issued by Thrivent Financial. Thrivent Financial, a fraternal benefit society owned and operated for its members, was organized under Internal Revenue Code section 501(c)(8) and established in 1902 under the laws of the State of Wisconsin. Thrivent Financial is currently licensed to transact life insurance business in all 50 states and the District of Columbia. Thrivent Financial began operating by its current name on or about May 21, 2002. Prior to that date, Thrivent Financial did business as Aid Association for Lutherans/Lutheran Brotherhood or AAL/LB as a result of Lutheran Brotherhood ("LB") merging with and into Aid Association for Lutherans ("AAL") on January 1, 2002. The Contract may have been sold to or in connection with retirement plans that may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.

Premiums will be allocated, as designated by the Contract Owner, to one or more Subaccounts of the Variable Account, a separate account of Thrivent Financial and/or to the Fixed Account. The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. ( a "Fund"), which is an open-end management investment company (commonly known as a "mutual fund"). The prospectus for the Fund that accompanies the Prospectus describes the investment objectives and attendant risks of the Portfolios of the Fund.

Additional Subaccounts (together with the related additional Portfolios ) may be added in the future. The Accumulated Value of the Contract and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by Thrivent Financial.

DISTRIBUTION OF THE CONTRACTS

Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), an indirect subsidiary of Thrivent Financial, acts as the principal underwriter of the Contracts pursuant to a Distribution Agreement to which Thrivent Financial and the Variable Account are also parties. The Contracts are no longer sold.

There are no special purchase plans or exchange privileges not described in the Prospectus.

No charge for sales expense is deducted from premiums at the time premiums are paid. However, a surrender charge, which may be deemed to be a contingent deferred sales charge, is deducted from the Accumulated Value of the Contract in the case where the Contract is surrendered, in whole or in part, before annuity payments begin and, if certain settlement options are selected, at the time annuity payments begin, under the circumstances described in, and in amounts calculated as described in, the Prospectus.

STANDARD AND POOR'S DISCLAIMER

The certificates are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the certificates or any member of the public regarding the advisability of investing in securities generally or in the certificates particularly or the ability of the S&P MidCap 400 Index, S&P 500 or the S&P SmallCap 600 Indexes to track general stock market performance. S&P's only relationship to Thrivent Financial is the licensing of certain trademarks and trade names of S&P and of the S&P MidCap 400 Index, S&P 500 and S&P 600 SmallCap Indexes which are determined composed and calculated by the S&P without regard to the Licensee or the certificates. S&P is not responsible for, and has not participated in, the determination of the prices and amount of the certificate or the timing of the issuance or sale of the certificates or in the determination or calculation of the equation by which the certificate is to be converted into cash. S&P has no obligation or liability in connection with administration, marketing or trading of the certificates.

S&P does not guarantee the accuracy and/or the completeness of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Thrivent Financial, owners of the certificates, or any other person/entity from the use of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P MidCap 400 Index, S&P 500(R) or the S&P 600 SmallCap indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

The consolidated financial statements of Thrivent Financial at December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, whose address is 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, as set forth in their report thereon appearing elsewhere herein and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The financial statement of Thrivent Variable Annuity Account A at December 31, 2003 and for the periods indicated, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The financial statements of Thrivent Financial included in this SAI and Registration Statement should be considered as bearing only upon the ability of Thrivent Financial to meet its obligations under the Contracts. The value of the interests of owners and beneficiaries under the Contracts are affected primarily by the investment results of the Subaccounts of the Variable Account.

Report of Independent Auditors

The Board of Directors and Contractholders
Thrivent Financial for Lutherans

We have audited the accompanying statements of assets and liabilities of the individual subaccounts of Thrivent Variable Annuity Account A (the Account) (comprising, respectively, the Technology Stock, Small Cap Growth, Opportunity Growth, Small Cap Stock, Small Cap Index, Small Cap Value, Mid Cap Select Growth, Mid Cap Growth, Mid Cap Stock, Mid Cap Index, World Growth, International, All Cap, Growth, Investors Growth, Growth Stock, Capital Growth, Large Company Index, Value, Real Estate Securities, Balanced, High Yield, High Yield Bond, Income, Bond Index, Limited Maturity Bond, Mortgage Securities, and Money Market Subaccounts) as of December 31, 2003, and the related statements of operations and changes in net assets for each of the periods indicated herein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the affiliated transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Thrivent Variable Annuity Account A at December 31, 2003, and the results of their operations and changes in their net assets for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States.

/s/ ERNST & YOUNG, LLP

March 19, 2004

                                                    Thrivent Variable Annuity Account A
                                                   Statements of Assets and Liabilities

                                 --------------------------------------------------------------------------------------------
                                 --------------------------------------------------------------------------------------------
                                       Technology              Small Cap             Opportunity             Small Cap
                                         Stock                   Growth                 Growth                 Stock
As of December 31, 2003                Subaccount              Subaccount             Subaccount             Subaccount
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Assets:
Series funds, at value                      $ 9,244,010            $ 2,123,027            $ 1,423,525           $ 37,019,715
                                 --------------------------------------------------------------------------------------------
     Total Assets                             9,244,010              2,123,027              1,423,525             37,019,715

     Total Liabilities:                               -                      -                      -                      -
                                 --------------------------------------------------------------------------------------------
Net Assets                                  $ 9,244,010            $ 2,123,027            $ 1,423,525           $ 37,019,715
                                 ============================================================================================

Net Assets Applicable to Annuity
   Contract Holders:
Contracts in accumulation period            $ 9,244,010            $ 2,123,027            $ 1,423,525           $ 37,019,715
                                 --------------------------------------------------------------------------------------------
     Net Assets                             $ 9,244,010            $ 2,123,027            $ 1,423,525           $ 37,019,715
                                 ============================================================================================

Accumulation units outstanding                1,315,915                206,331                139,575              3,143,640
Unit Value (accumulation)                         $7.02                 $10.29                 $10.20                 $11.78

Series funds, at cost                        $8,517,830             $1,741,293             $1,204,326            $30,690,551
Series funds shares owned                     1,331,280                191,714                143,917              2,998,835

                                 --------------------------------------------------------------------------------------------
                                 --------------------------------------------------------------------------------------------
                                       Small Cap               Small Cap            Mid Cap Select            Mid Cap
                                         Index                   Value                  Growth                 Growth
As of December 31, 2003                Subaccount              Subaccount             Subaccount             Subaccount
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Assets:
Series funds, at value                    $ 317,664,531            $ 2,843,470            $ 2,353,195            $ 3,900,996
                                 --------------------------------------------------------------------------------------------
     Total Assets                           317,664,531              2,843,470              2,353,195              3,900,996

     Total Liabilities:                               -                      -                      -                      -
                                 --------------------------------------------------------------------------------------------
Net Assets                                $ 317,664,531            $ 2,843,470            $ 2,353,195            $ 3,900,996
                                 ============================================================================================
                                 ============================================================================================

Net Assets Applicable to Annuity
   Contract Holders:
Contracts in accumulation period          $ 317,664,531            $ 2,843,470            $ 2,353,195            $ 3,900,996
                                 --------------------------------------------------------------------------------------------
     Net Assets                           $ 317,664,531            $ 2,843,470            $ 2,353,195            $ 3,900,996
                                 ============================================================================================

Accumulation units outstanding               13,840,259                202,567                254,233                376,582
Unit Value (accumulation)                        $22.95                 $14.04                  $9.26                 $10.36

Series funds, at cost                      $273,281,010             $2,538,395             $1,983,024             $3,426,432
Series funds shares owned                    20,061,798                207,140                287,483                298,175

                                 --------------------------------------------------------------------------------------------
                                 --------------------------------------------------------------------------------------------
                                        Mid Cap                 Mid Cap                 World
                                         Stock                   Index                  Growth             International
As of December 31, 2003                Subaccount              Subaccount             Subaccount             Subaccount
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Assets:
Series funds, at value                     $ 32,544,863           $ 23,272,180            $ 1,929,270           $ 50,912,714
                                 --------------------------------------------------------------------------------------------
     Total Assets                            32,544,863             23,272,180              1,929,270             50,912,714

     Total Liabilities:                               -                      -                      -                      -
                                 --------------------------------------------------------------------------------------------
Net Assets                                 $ 32,544,863           $ 23,272,180            $ 1,929,270           $ 50,912,714
                                 ============================================================================================

Net Assets Applicable to Annuity
   Contract Holders:
Contracts in accumulation period           $ 32,544,863           $ 23,272,180            $ 1,929,270           $ 50,912,714
                                 --------------------------------------------------------------------------------------------
     Net Assets                            $ 32,544,863           $ 23,272,180            $ 1,929,270           $ 50,912,714
                                 ============================================================================================

Accumulation units outstanding                3,342,359              2,050,765                147,688              5,453,607
Unit Value (accumulation)                         $9.74                 $11.35                 $13.06                  $9.33

Series funds, at cost                       $29,160,285            $19,851,391             $1,716,485            $68,220,110
Series funds shares owned                     3,243,071              2,018,840                181,604              5,584,861

                                The accompanying notes are an integral part of these financial statements

                                                   -----------------------------------------------------------------------------
                                                   -----------------------------------------------------------------------------
                                                                                              Investors            Growth
                                                        All Cap            Growth               Growth              Stock
As of December 31, 2003                               Subaccount         Subaccount           Subaccount         Subaccount
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Assets:
Series funds, at value                                   $ 2,024,408       $ 10,074,045          $ 1,309,157        $ 3,746,801
                                                   -----------------------------------------------------------------------------
     Total Assets                                          2,024,408         10,074,045            1,309,157          3,746,801

     Total Liabilities:                                            -                  -                    -                  -
                                                   -----------------------------------------------------------------------------
Net Assets                                               $ 2,024,408       $ 10,074,045          $ 1,309,157        $ 3,746,801
                                                   =============================================================================

Net Assets Applicable to Annuity
   Contract Holders:
Contracts in accumulation period                         $ 2,024,408       $ 10,074,045          $ 1,309,157        $ 3,746,801
                                                   -----------------------------------------------------------------------------
     Net Assets                                          $ 2,024,408       $ 10,074,045          $ 1,309,157        $ 3,746,801
                                                   =============================================================================

Accumulation units outstanding                               253,941            994,131              136,035            352,301
Unit Value (accumulation)                                      $7.97             $10.13                $9.62             $10.64

Series funds, at cost                                     $1,787,496         $8,464,205           $1,161,339         $3,153,073
Series funds shares owned                                    258,555            731,280              144,149            367,600

                                                   -----------------------------------------------------------------------------
                                                   -----------------------------------------------------------------------------
                                                        Capital         Large Company                            Real Estate
                                                        Growth              Index               Value            Securities
As of December 31, 2003                               Subaccount         Subaccount           Subaccount         Subaccount
--------------------------------------------------------------------- ----------------------------------------------------------
--------------------------------------------------------------------- ----------------------------------------------------------
Assets:
Series funds, at value                                  $ 81,569,553      $ 592,135,834         $ 24,779,198        $ 6,845,741
                                                   -----------------------------------------------------------------------------
     Total Assets                                         81,569,553        592,135,834           24,779,198          6,845,741

     Total Liabilities:                                            -                  -                    -                  -
                                                   -----------------------------------------------------------------------------
Net Assets                                              $ 81,569,553      $ 592,135,834         $ 24,779,198        $ 6,845,741
                                                   =============================================================================

Net Assets Applicable to Annuity
   Contract Holders:
Contracts in accumulation period                        $ 81,569,553      $ 592,135,834         $ 24,779,198        $ 6,845,741
                                                   -----------------------------------------------------------------------------
     Net Assets                                         $ 81,569,553      $ 592,135,834         $ 24,779,198        $ 6,845,741
                                                   =============================================================================

Accumulation units outstanding                             9,830,782         28,407,328            1,982,366            530,933
Unit Value (accumulation)                                      $8.30             $20.84               $12.50             $12.89

Series funds, at cost                                    $82,221,053       $583,649,822          $20,339,016         $6,214,959
Series funds shares owned                                  9,534,054         29,927,011            2,539,633            540,704

                                                   -------------------------------------------------------------------------------
                                                   -------------------------------------------------------------------------------
                                                                                              High Yield
                                                       Balanced          High Yield              Bond              Income
As of December 31, 2003                               Subaccount         Subaccount           Subaccount         Subaccount
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Assets:
Series funds, at value                                 $ 613,005,792        $ 2,856,446         $ 27,283,628        $ 7,408,335
                                                   -------------------------------------------------------------------------------
     Total Assets                                        613,005,792          2,856,446           27,283,628          7,408,335

     Total Liabilities:                                            -                  -                    -                  -
                                                   -------------------------------------------------------------------------------
Net Assets                                             $ 613,005,792        $ 2,856,446         $ 27,283,628        $ 7,408,335
                                                   ===============================================================================

Net Assets Applicable to Annuity
  Contract Holders:
Contracts in accumulation period                       $ 613,005,792        $ 2,856,446         $ 27,283,628        $ 7,408,335
                                                   -------------------------------------------------------------------------------
     Net Assets                                        $ 613,005,792        $ 2,856,446         $ 27,283,628        $ 7,408,335
                                                   ===============================================================================

Accumulation units outstanding                            32,819,701            253,963            2,523,208            669,003
Unit Value (accumulation)                                     $18.68             $11.25               $10.81             $11.07

Series funds, at cost                                   $616,846,182         $2,685,190          $28,750,762         $7,210,634
Series funds shares owned                                 42,408,752            555,621            4,047,896            726,315

                                The accompanying notes are an integral part of these financial statements

                                 ---------------------------------------------------------------------------------------
                                 ---------------------------------------------------------------------------------------
                                        Bond                 Limited               Mortgage                Money
                                        Index             Maturity Bond           Securities              Market
As of December 31, 2003              Subaccount            Subaccount             Subaccount            Subaccount
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Assets:
Series funds, at value                 $ 131,071,334           $ 14,686,623          $ 2,619,957           $ 30,253,431
                                 ---------------------------------------------------------------------------------------
     Total Assets                        131,071,334             14,686,623            2,619,957             30,253,431

     Total Liabilities:                            -                      -                    -                      -
                                 ---------------------------------------------------------------------------------------
Net Assets                             $ 131,071,334           $ 14,686,623          $ 2,619,957           $ 30,253,431
                                 =======================================================================================

Net Assets Applicable to Annuity
   Contract Holders:
Contracts in accumulation period       $ 131,071,334           $ 14,686,623          $ 2,619,957           $ 30,253,431
                                 ---------------------------------------------------------------------------------------
     Net Assets                        $ 131,071,334           $ 14,686,623          $ 2,619,957           $ 30,253,431
                                 =======================================================================================

Accumulation units outstanding             8,292,392              1,377,842              259,412             30,353,176
Unit Value (accumulation)                     $15.81                 $10.66               $10.10                  $1.00

Series funds, at cost                   $127,340,079            $14,645,050           $2,611,313            $30,253,431
Series funds shares owned                 12,386,956              1,438,751              262,135             30,253,431

                                      The accompanying notes are an integral part of these financial statements

                                                  Thrivent Variable Annuity Account A
                                                       Statements of Operations

                                         ------------------------------------------------------------------------
                                         ------------------------------------------------------------------------
                                             Technology          Small Cap       Opportunity       Small Cap
For the year ended December 31, 2003,           Stock             Growth           Growth            Stock
except as indicated /1/                      Subaccount         Subaccount       Subaccount       Subaccount
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Dividends                                                $ -               $ -             $ -           $ 3,233
Mortality and expense risk charges                   (84,339)          (12,902)         (8,998)         (359,006)
                                         ------------------------------------------------------------------------
    Net investment income(loss)                      (84,339)          (12,902)         (8,998)         (355,773)

Net realized and unrealized gain(loss)
  on investments
Net realized gain(loss) on investments              (310,503)           26,998          22,013           (92,595)
Capital gain distributions                                 -                 -               -                 -
Change in unrealized appreciation
  (depreciation) of investments                    3,047,135           382,210         234,400        10,274,994
                                         ------------------------------------------------------------------------
    Net gain(loss) on investments                  2,736,632           409,208         256,413        10,182,399
                                         ------------------------------------------------------------------------
Net Increase(Decrease) in Net Assets
  Resulting from Operations                      $ 2,652,292         $ 396,306       $ 247,415       $ 9,826,626
                                         ========================================================================

                                         ------------------------------------------------------------------------
                                         ------------------------------------------------------------------------
                                              Small Cap          Small Cap         Mid Cap          Mid Cap
For the year ended December 31, 2003,          Index              Value        Select Growth       Growth
except as indicated /1/                      Subaccount         Subaccount       Subaccount       Subaccount
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Dividends                                        $ 1,103,879           $ 1,145             $ -               $ -
Mortality and expense risk charges                (3,390,554)          (10,521)        (15,780)          (20,940)
                                         ------------------------------------------------------------------------
    Net investment income(loss)                   (2,286,675)           (9,376)        (15,780)          (20,940)

Net realized and unrealized gain(loss)
  on investments
Net realized gain(loss) on investments            (1,925,149)            1,075          13,980            (3,344)
Capital gain distributions                                 -            84,570               -                 -
Change in unrealized appreciation
  (depreciation) of investments                   90,618,595           305,076         390,982           500,669
                                         ------------------------------------------------------------------------
    Net gain(loss) on investments                 88,693,446           390,721         404,962           497,325
                                         ------------------------------------------------------------------------
Net Increase(Decrease) in Net Assets
   Resulting from Operations                    $ 86,406,772         $ 381,345       $ 389,182         $ 476,385
                                         ========================================================================

                                         ------------------------------------------------------------------------
                                         ------------------------------------------------------------------------
                                               Mid Cap            Mid Cap           World
For the year ended December 31, 2003,          Stock              Index           Growth        International
except as indicated /1/                      Subaccount         Subaccount       Subaccount       Subaccount
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Dividends                                           $ 65,454         $ 125,671             $ -         $ 519,407
Mortality and expense risk charges                  (330,401)         (214,368)         (6,272)         (527,988)
                                         ------------------------------------------------------------------------
    Net investment income(loss)                     (264,947)          (88,696)         (6,272)           (8,581)

Net realized and unrealized gain(loss)
   on investments
Net realized gain(loss) on investments              (161,560)          (52,328)          5,606        (1,461,997)
Capital gain distributions                                 -           130,032               -                 -
Change in unrealized appreciation
  (depreciation) of investments                    7,815,698         5,237,643         212,785        12,268,037
                                         ------------------------------------------------------------------------
    Net gain(loss) on investments                  7,654,138         5,315,347         218,391        10,806,040
                                         ------------------------------------------------------------------------
Net Increase(Decrease) in Net Assets
   Resulting from Operations                     $ 7,389,191       $ 5,226,651       $ 212,119      $ 10,797,459
                                         ========================================================================

/1/ Certain subaccounts commenced operations during 2003 as disclosed in the accompanying notes.

                                The accompanying notes are an integral part of these financial statements

                                         -----------------------------------------------------------------------------
                                         -----------------------------------------------------------------------------
                                                                                    Investors           Growth
For the year ended December 31, 2003,         All Cap             Growth             Growth              Stock
except as indicated /1/                      Subaccount         Subaccount         Subaccount         Subaccount
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Dividends                                           $ 2,845             $ 4,284           $ 1,004             $ 6,121
Mortality and expense risk charges                  (17,164)            (70,281)          (10,369)            (26,151)
                                         -----------------------------------------------------------------------------
    Net investment income(loss)                     (14,319)            (65,997)           (9,365)            (20,030)

Net realized and unrealized gain(loss)
  on investments
Net realized gain(loss) on investments               (2,698)             47,895             9,448              14,675
Capital gain distributions                                -                   -                 -                   -
Change in unrealized appreciation
  (depreciation) of investments                     335,052           1,644,769           167,260             606,833
                                         -----------------------------------------------------------------------------
    Net gain(loss) on investments                   332,354           1,692,664           176,708             621,508
                                         -----------------------------------------------------------------------------
Net Increase(Decrease) in Net Assets
   Resulting from Operations                      $ 318,035         $ 1,626,667         $ 167,343           $ 601,478
                                         =============================================================================

                                         -----------------------------------------------------------------------------
                                         -----------------------------------------------------------------------------
                                              Capital              Large                              Real Estate
For the year ended December 31, 2003,         Growth          Company Index          Value           Securities
except as indicated /1/                      Subaccount         Subaccount         Subaccount         Subaccount
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Dividends                                         $ 380,074         $ 7,276,679         $ 227,171           $ 127,283
Mortality and expense risk charges                 (826,388)         (6,597,420)         (177,402)            (28,780)
                                         -----------------------------------------------------------------------------
    Net investment income(loss)                    (446,314)            679,259            49,769              98,503

Net realized and unrealized gain(loss)
   on investments
Net realized gain(loss) on investments             (179,228)         (6,990,727)           76,739               3,106
Capital gain distributions                                -                   -                 -              52,347
Change in unrealized appreciation
  (depreciation) of investments                  12,977,197         132,518,386         4,440,182             630,782
                                         -----------------------------------------------------------------------------
    Net gain(loss) on investments                12,797,969         125,527,659         4,516,921             686,235
                                         -----------------------------------------------------------------------------
Net Increase(Decrease) in Net Assets
   Resulting from Operations                   $ 12,351,655       $ 126,206,918       $ 4,566,690           $ 784,738
                                         =============================================================================

                                         -----------------------------------------------------------------------------
                                         -----------------------------------------------------------------------------
                                                                   High            High Yield
For the year ended December 31, 2003,         Balanced             Yield              Bond              Income
except as indicated /1/                      Subaccount         Subaccount         Subaccount         Subaccount
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Dividends                                      $ 18,298,463           $ 116,227       $ 1,823,976           $ 236,731
Mortality and expense risk charges               (7,352,284)            (17,079)         (292,245)            (66,806)
                                         -----------------------------------------------------------------------------
    Net investment income(loss)                  10,946,179              99,148         1,531,731             169,925

Net realized and unrealized gain(loss)
   on investments
Net realized gain(loss) on investments           (8,052,564)              6,810          (315,487)             15,735
Capital gain distributions                                -                   -                 -                   -
Change in unrealized appreciation
  (depreciation) of investments                  82,904,931             181,905         3,702,161             158,983
                                         -----------------------------------------------------------------------------
    Net gain(loss) on investments                74,852,368             188,715         3,386,674             174,718
                                         -----------------------------------------------------------------------------
Net Increase(Decrease) in Net Assets
   Resulting from Operations                   $ 85,798,547           $ 287,863       $ 4,918,405           $ 344,642
                                         =============================================================================

/1/ Certain subaccounts commenced operations during 2003 as disclosed in the accompanying notes.

                               The accompanying notes are an integral part of these financial statements

                                         ----------------------------------------------------------------------
                                         ----------------------------------------------------------------------
                                                Bond             Limited         Mortgage          Money
For the year ended December 31, 2003,          Index          Maturity Bond     Securities         Market
except as indicated /1/                      Subaccount        Subaccount       Subaccount       Subaccount
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Dividends                                       $ 6,134,589         $ 314,042        $ 29,640        $ 195,861
Mortality and expense risk charges               (1,806,918)         (132,999)        (12,116)        (315,511)
                                         ----------------------------------------------------------------------
    Net investment income(loss)                   4,327,671           181,043          17,524         (119,650)

Net realized and unrealized gain(loss)
   on investments
Net realized gain(loss) on investments              831,336            15,271            (198)               -
Capital gain distributions                                -           122,577               -                -
Change in unrealized appreciation
  (depreciation) of investments                  (1,988,911)           (1,796)          8,644                -
                                         ----------------------------------------------------------------------
    Net gain(loss) on investments                (1,157,575)          136,052           8,446                -
                                         ----------------------------------------------------------------------
Net Increase(Decrease) in Net Assets
   Resulting from Operations                    $ 3,170,097         $ 317,095        $ 25,970       $ (119,650)
                                         ======================================================================

/1/ Certain subaccounts commenced operations during 2003 as disclosed in the accompanying notes.

                 The accompanying notes are an integral part of these financial statements

                                                  Thrivent Variable Annuity Account A
                                                  Statements of Changes in Net Assets

                                                   -------------------------------------------------------------
                                                   -------------------------------------------------------------
                                                               Technology                    Small Cap
                                                                  Stock                        Growth
                                                                Subaccount                    Subaccount
For the years ended, except as indicated/1/              12/31/2003    12/31/2002     12/31/2003    12/31/2002
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Operations
Net investment income(loss)                            $ (84,339)     $ (56,411)     $ (12,902)        $ (1,765)
Net realized gains(losses) on investments               (310,503)      (358,103)        26,998          (19,885)
Change in net unrealized appreciation(depreciation)
   on investments                                      3,047,135     (2,106,556)       382,210             (476)
                                                   -------------------------------------------------------------
   Net Change in Net Assets Resulting from Operations  2,652,292     (2,521,070)       396,306          (22,126)

Unit Transactions
Proceeds from units issued                             1,032,652      1,528,837        310,070          211,227
Transfers of death benefits                              (14,661)       (16,621)        (2,287)               -
Transfers of surrenders and terminations                (498,197)      (161,589)       (30,076)          (6,582)
Transfers between subaccounts                          1,454,569      1,465,204      1,000,791          265,704
                                                   -------------------------------------------------------------
   Net Change in Net Assets from Unit Transactions     1,974,363      2,815,831      1,278,498          470,349

Net Change in Net Assets                               4,626,656        294,761      1,674,804          448,223

Net Assets Beginning of Period                         4,617,354      4,322,593        448,223                -
                                                   -------------------------------------------------------------
Net Assets End of Period                             $ 9,244,010    $ 4,617,354    $ 2,123,027        $ 448,223
                                                   =============================================================

                                                   -------------------------------------------------------------
                                                   -------------------------------------------------------------
                                                             Opportunity                     Small Cap
                                                                Growth                         Stock
                                                               Subaccount                    Subaccount
For the years ended, except as indicated/1/              12/31/2003   12/31/2002    12/31/2003        12/31/2002
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Operations
Net investment income(loss)                             $ (8,998)      $ (1,170)    $ (355,773)      $ (223,010)
Net realized gains(losses) on investments                 22,013           (644)       (92,595)         (97,991)
Change in net unrealized appreciation(depreciation)
  on investments                                         234,400        (15,201)    10,274,994       (5,291,916)
                                                   -------------------------------------------------------------
   Net Change in Net Assets Resulting from Operations    247,415        (17,015)     9,826,627       (5,612,917)

Unit Transactions
Proceeds from units issued                               259,804        156,900      3,297,348        6,253,890
Transfers of death benefits                                    -              -       (148,585)         (61,609)
Transfers of surrenders and terminations                 (14,052)          (896)    (1,405,711)        (875,941)
Transfers between subaccounts                            640,087        151,282      1,845,679        7,141,372
                                                   -------------------------------------------------------------
   Net Change in Net Assets from Unit Transactions       885,839        307,286      3,588,731       12,457,712

Net Change in Net Assets                               1,133,254        290,271     13,415,357        6,844,795

Net Assets Beginning of Period                           290,271              -     23,604,358       16,759,563
                                                   -------------------------------------------------------------
Net Assets End of Period                             $ 1,423,525      $ 290,271   $ 37,019,715     $ 23,604,358
                                                   =============================================================

                                                   --------------------------------------------
                                                   --------------------------------------------
                                                                 Small Cap          Small Cap
                                                                  Index               Value
                                                                Subaccount          Subaccount
For the years ended, except as indicated/1/              12/31/2003   12/31/2002    12/31/2003
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

Operations
Net investment income(loss)                         $ (2,286,675)  $ (2,478,517)      $ (9,376)
Net realized gains(losses) on investments             (1,925,149)    (2,699,241)        85,645
Change in net unrealized appreciation(depreciation)
   on investments                                     90,618,595    (44,819,376)       305,076
                                                   --------------------------------------------
   Net Change in Net Assets Resulting from Operations 86,406,772    (49,997,134)       381,345

Unit Transactions
Proceeds from units issued                             9,712,573     10,945,026        585,704
Transfers of death benefits                           (1,729,275)    (1,654,758)        (4,179)
Transfers of surrenders and terminations             (15,666,905)   (11,629,025)       (29,048)
Transfers between subaccounts                        (11,300,575)    (8,207,075)     1,909,648
                                                   --------------------------------------------
   Net Change in Net Assets from Unit Transactions   (18,984,181)   (10,545,832)     2,462,125

Net Change in Net Assets                              67,422,590    (60,542,966)     2,843,470

Net Assets Beginning of Period                       250,241,941    310,784,907              -
                                                   --------------------------------------------
Net Assets End of Period                           $ 317,664,531  $ 250,241,941    $ 2,843,470
                                                   ============================================

/1/ Certain subaccounts commenced operations during 2003 and 2002 as disclosed in the accompanying notes.

          The accompanying notes are an integral part of these financial statements

                                                       -----------------------------------------------------------------
                                                       -----------------------------------------------------------------
                                                                      Mid Cap                         Mid Cap
                                                                    Select Growth                      Growth
                                                                     Subaccount                      Subaccount
For the years ended, except as indicated/1/                  12/31/2003      12/31/2002      12/31/2003      12/31/2002
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Operations
Net investment income(loss)                                  $ (15,780)       $ (1,819)      $ (20,939)        $ (2,109)
Net realized gains(losses) on investments                       13,980            (184)         (3,345)          (7,167)
Change in net unrealized appreciation(depreciation)
   on investments                                              390,982         (20,811)        500,669          (26,106)
                                                       -----------------------------------------------------------------
   Net Change in Net Assets Resulting from Operations          389,182         (22,814)        476,385          (35,382)

Unit Transactions
Proceeds from units issued                                     357,562         263,823         792,328          271,716
Transfers of death benefits                                          -               -          (3,364)         (24,380)
Transfers of surrenders and terminations                       (70,572)           (174)        (27,926)             239
Transfers between subaccounts                                1,181,782         254,406       2,201,760          249,620
                                                       -----------------------------------------------------------------
   Net Change in Net Assets from Unit Transactions           1,468,772         518,055       2,962,798          497,195

Net Change in Net Assets                                     1,857,954         495,241       3,439,183          461,813

Net Assets Beginning of Period                                 495,241               -         461,813                -
                                                       -----------------------------------------------------------------
Net Assets End of Period                                   $ 2,353,195       $ 495,241     $ 3,900,996        $ 461,813
                                                       =================================================================

                                                       -----------------------------------------------------------------
                                                       -----------------------------------------------------------------
                                                                     Mid Cap                         Mid Cap
                                                                      Stock                           Index
                                                                    Subaccount                      Subaccount
For the years ended, except as indicated/1/                  12/31/2003      12/31/2002      12/31/2003      12/31/2002
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Operations
Net investment income(loss)                                 $ (264,947)     $ (186,564)      $ (88,696)          $ (978)
Net realized gains(losses) on investments                     (161,560)        (82,161)         77,704          (19,390)
Change in net unrealized appreciation(depreciation)
   on investments                                            7,815,698      (3,697,724)      5,237,643       (2,013,774)
                                                       -----------------------------------------------------------------
   Net Change in Net Assets Resulting from Operations        7,389,191      (3,966,449)      5,226,651       (2,034,142)

Unit Transactions
Proceeds from units issued                                   2,812,964       5,788,309       2,664,111        4,166,921
Transfers of death benefits                                   (125,153)        (41,417)       (152,881)         (92,927)
Transfers of surrenders and terminations                    (1,263,777)       (668,690)       (799,934)        (280,822)
Transfers between subaccounts                                  962,526       5,910,941       3,022,314        5,399,688
                                                       -----------------------------------------------------------------
   Net Change in Net Assets from Unit Transactions           2,386,560      10,989,143       4,733,610        9,192,860

Net Change in Net Assets                                     9,775,750       7,022,694       9,960,261        7,158,718

Net Assets Beginning of Period                              22,769,113      15,746,419      13,311,919        6,153,201
                                                       -----------------------------------------------------------------
Net Assets End of Period                                  $ 32,544,863    $ 22,769,113    $ 23,272,180     $ 13,311,919
                                                       =================================================================

                                                       ------------------------------------------------
                                                       ------------------------------------------------
                                                               World
                                                               Growth             International
                                                             Subaccount             Subaccount
For the years ended, except as indicated/1/                  12/31/2003      12/31/2003     12/31/2002
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

Operations
Net investment income(loss)                                   $ (6,272)       $ (8,581)      $ (21,314)
Net realized gains(losses) on investments                        5,606      (1,461,997)       (907,499)
Change in net unrealized appreciation(depreciation)
   on investments                                              212,785      12,268,037      (8,211,318)
                                                       ------------------------------------------------
   Net Increase in Net Assets Resulting from Operations        212,119      10,797,459      (9,140,131)

Unit Transactions
Proceeds from units issued                                     370,853       3,695,994       5,907,144
Transfers of death benefits                                          -        (195,508)       (237,673)
Transfers of surrenders and terminations                       (40,119)     (2,455,113)     (1,329,880)
Transfers between subaccounts                                1,386,417         487,770       2,929,608
                                                       ------------------------------------------------
   Net Change in Net Assets from Unit Transactions           1,717,151       1,533,143       7,269,199

Net Change in Net Assets                                     1,929,270      12,330,602      (1,870,932)

Net Assets Beginning of Period                                       -      38,582,112      40,453,044
                                                       ------------------------------------------------
Net Assets End of Period                                   $ 1,929,270    $ 50,912,714    $ 38,582,112
                                                       ================================================

/1/ Certain subaccounts commenced operations during 2003 and 2002 as disclosed in the accompanying notes.

                       The accompanying notes are an integral part of these financial statements

                                                ----------------------------------------------------------
                                                ----------------------------------------------------------

                                                             All Cap                       Growth
                                                            Subaccount                   Subaccount
For the years ended, except as indicated/1/           12/31/2003     12/31/2002   12/31/2003    12/31/2002
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Operations
Net investment income(loss)                          $ (14,320)      $ (3,586)    $ (65,997)     $ (1,890)
Net realized gains(losses) on investments               (2,698)        (7,700)       47,895        (4,461)
Change in net unrealized appreciation(depreciation)
   on investments                                      335,052        (98,140)    1,644,769       (34,928)
                                                ----------------------------------------------------------
                                                ----------------------------------------------------------
   Net Change in Net Assets Resulting from Operations  318,034       (109,426)    1,626,667       (41,279)

Unit Transactions
Proceeds from units issued                             224,337        388,256     1,055,396       289,693
Transfers of death benefits                                  -              -        (4,126)            -
Transfers of surrenders and terminations               (55,570)        (1,865)     (423,320)         (958)
Transfers between subaccounts                          685,331        575,311     7,281,580       290,391
                                                ----------------------------------------------------------
   Net Change in Net Assets from Unit Transactions     854,098        961,702     7,909,530       579,126

Net Change in Net Assets                             1,172,132        852,276     9,536,198       537,847

Net Assets Beginning of Period                         852,276              -       537,847             -
                                                ----------------------------------------------------------
Net Assets End of Period                           $ 2,024,408      $ 852,276  $ 10,074,045     $ 537,847
                                                ==========================================================

                                                ----------------------------------------------------------
                                                ----------------------------------------------------------
                                                             Investors                     Growth
                                                               Growth                        Stock
                                                             Subaccount                   Subaccount
For the years ended, except as indicated/1/           12/31/2003     12/31/2002     12/31/2003   12/31/2002
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Operations
Net investment income(loss)                           $ (9,365)        $ (949)    $ (20,030)     $ (1,614)
Net realized gains(losses) on investments                9,448         (1,499)       14,675            52
Change in net unrealized appreciation(depreciation)
   on investments                                      167,260        (19,443)      606,833       (13,105)
                                                ----------------------------------------------------------
   Net Change in Net Assets Resulting from Operations  167,343        (21,891)      601,478       (14,667)

Unit Transactions
Proceeds from units issued                             357,612        162,809       764,189       409,736
Transfers of death benefits                                  -              -        (8,737)       (1,801)
Transfers of surrenders and terminations              (104,589)          (191)     (127,125)       (3,251)
Transfers between subaccounts                          556,035        192,029     1,573,451       553,528
                                                ----------------------------------------------------------
   Net Change in Net Assets from Unit Transactions     809,058        354,647     2,201,778       958,212

Net Change in Net Assets                               976,401        332,756     2,803,256       943,545

Net Assets Beginning of Period                         332,756              -       943,545             -
                                                ----------------------------------------------------------
Net Assets End of Period                           $ 1,309,157      $ 332,756   $ 3,746,801     $ 943,545
                                                ==========================================================

                                                ----------------------------------------------------------
                                                ----------------------------------------------------------
                                                              Capital                 Large Company
                                                              Growth                      Index
                                                             Subaccount                 Subaccount
For the years ended, except as indicated/1/           12/31/2003     12/31/2002   12/31/2003    12/31/2002
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Operations
Net investment income(loss)                         $ (446,314)    $ (320,315)    $ 679,259  $ (4,852,987)
Net realized gains(losses) on investments             (179,228)      (334,673)   (6,990,727)   (9,838,985)
Change in net unrealized appreciation(depreciation)
  on investments                                    12,977,197    (12,798,791)  132,518,386  (146,753,123)
                                                ----------------------------------------------------------
   Net Change in Net Assets Resulting from
     Operations                                     12,351,655    (13,453,779)  126,206,918  (161,445,095)

Unit Transactions
Proceeds from units issued                          11,213,832     15,135,560    22,183,472    21,545,555
Transfers of death benefits                           (388,834)      (379,266)   (4,305,006)   (4,649,268)
Transfers of surrenders and terminations            (3,189,039)    (1,847,023)  (29,749,867)  (27,425,597)
Transfers between subaccounts                        8,054,031     11,999,961   (19,363,740)  (41,219,365)
                                                ----------------------------------------------------------
   Net Change in Net Assets from Unit Transactions  15,689,990     24,909,232   (31,235,141)  (51,748,675)

Net Change in Net Assets                            28,041,645     11,455,453    94,971,777  (213,193,770)

Net Assets Beginning of Period                      53,527,908     42,072,455   497,164,057   710,357,827
                                                ----------------------------------------------------------
Net Assets End of Period                          $ 81,569,553   $ 53,527,908 $ 592,135,834 $ 497,164,057
                                                ==========================================================

/1/ Certain subaccounts commenced operations during 2003 and 2002 as disclosed in the accompanying notes.

                The accompanying notes are an integral part of these financial statements

                                                 -------------------------------------------------------
                                                 -------------------------------------------------------
                                                                  Real Estate
                                                        Value      Securities          Balanced
                                                      Subaccount    Subaccount         Subaccount
For the years ended, except as indicated/1/           12/31/2003    12/31/2003    12/31/2003  12/31/2002
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

Operations
Net investment income(loss)                           $ 49,769      $ 98,503 $ 10,946,179    $ 5,206,663
Net realized gains(losses) on investments               76,739        55,453   (8,052,564)    (8,611,364)
Change in net unrealized appreciation(depreciation)
   on investments                                    4,440,182       630,782   82,904,931    (71,536,497)
                                                 -------------------------------------------------------
   Net Change in Net Assets Resulting from
     Operations                                      4,566,690       784,738   85,798,547    (74,941,198)

Unit Transactions
Proceeds from units issued                           1,570,275     1,434,600   18,932,642     22,904,695
Transfers of death benefits                           (140,646)       (3,974)  (6,984,571)    (8,406,500)
Transfers of surrenders and terminations              (638,814)      (88,064) (44,668,683)   (40,082,761)
Transfers between subaccounts                       19,421,693     4,718,441  (28,318,876)   (39,599,826)
                                                 -------------------------------------------------------
   Net Change in Net Assets from Unit Transactions  20,212,508     6,061,003  (61,039,488)   (65,184,392)

Net Change in Net Assets                            24,779,198     6,845,741   24,759,059   (140,125,590)

Net Assets Beginning of Period                               -             -  588,246,733    728,372,323
                                                 -------------------------------------------------------
Net Assets End of Period                          $ 24,779,198   $ 6,845,741 $ 613,005,79  $ 588,246,733
                                                 =======================================================

                                                 ----------------------------------------------------
                                                 ----------------------------------------------------
                                                               High                   High Yield
                                                               Yield                     Bond
                                                             Subaccount                Subaccount
For the years ended, except as indicated/1/           12/31/2003    12/31/2002   12/31/2003  12/31/2002
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

Operations
Net investment income(loss)                           $ 99,148      $ 11,475 $ 1,531,731 $ 1,412,363
Net realized gains(losses) on investments                6,810          (765)   (315,487)   (657,469)
Change in net unrealized appreciation(depreciation)
   on investments                                      181,905       (10,649)  3,702,161    (935,327)
                                                 ----------------------------------------------------
   Net Change in Net Assets Resulting from Operations  287,863            61   4,918,405    (180,433)

Unit Transactions
Proceeds from units issued                             756,780       136,322   2,634,395   2,272,615
Transfers of death benefits                             (1,187)            -    (125,561)   (210,461)
Transfers of surrenders and terminations               (99,335)       (2,151) (1,431,902)   (992,472)
Transfers between subaccounts                        1,593,327       184,766   1,853,026     665,980
                                                 ----------------------------------------------------
   Net Change in Net Assets from Unit Transactions   2,249,585       318,937   2,929,958   1,735,662

Net Change in Net Assets                             2,537,448       318,998   7,848,363   1,555,229

Net Assets Beginning of Period                         318,998             0  19,435,265  17,880,036
                                                 ----------------------------------------------------
Net Assets End of Period                           $ 2,856,446     $ 318,998 $27,283,628 $19,435,265
                                                 ====================================================

                                                 ----------------------------------------------------
                                                 ----------------------------------------------------
                                                                                         Bond
                                                                Income                   Index
                                                              Subaccount               Subaccount
For the years ended, except as indicated/1/           12/31/2003    12/31/2002  12/31/2003  12/31/2002
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

Operations
Net investment income(loss)                          $ 169,925      $ 22,783 $ 4,327,671 $ 4,806,048
Net realized gains(losses) on investments               15,735            50     831,336      78,064
Change in net unrealized appreciation(depreciation)
   on investments                                      158,983        38,719  (1,988,911)  4,886,582
                                                 ----------------------------------------------------
   Net Change in Net Assets Resulting from Operations  344,643        61,552   3,170,096   9,770,694

Unit Transactions
Proceeds from units issued                           1,875,331     1,098,625   9,473,763  17,981,889
Transfers of death benefits                             (9,338)            -  (1,946,982) (1,078,364)
Transfers of surrenders and terminations              (344,526)       (6,665)(10,731,609) (7,380,216)
Transfers between subaccounts                        2,911,740     1,476,972 (14,539,783) 29,778,184
                                                 ----------------------------------------------------
   Net Change in Net Assets from Unit Transactions   4,433,208     2,568,932 (17,744,610) 39,301,493

Net Change in Net Assets                             4,777,851     2,630,484 (14,574,514) 49,072,187

Net Assets Beginning of Period                       2,630,484             - 145,645,848  96,573,661
                                                 ----------------------------------------------------
Net Assets End of Period                           $ 7,408,335    $2,630,484 $131,071,33 $145,645,848
                                                 ====================================================

/1/ Certain subaccounts commenced operations during 2003 and 2002 as disclosed in the accompanying notes.

             The accompanying notes are an integral part of these financial statements

                                                -------------------------------------------------------
                                                -------------------------------------------------------
                                                          Limited Maturity       Mortgage       Money
                                                               Bond              Securities     Market
                                                             Subaccount          Subaccount    Subaccount
For the years ended, except as indicated 1           12/31/2003    12/31/2002    12/31/2003    12/31/2003
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

Operations
Net investment income(loss)                         $ 181,043      $ 23,107      $ 17,524   $ (119,650)
Net realized gains(losses) on investments             137,848           458          (198)           -
Change in net unrealized appreciation(depreciation)
  on investments                                       (1,796)       43,368         8,644            -
                                                -------------------------------------------------------
   Net Change in Net Assets Resulting from Operations 317,095        66,933        25,970     (119,650)

Unit Transactions
Proceeds from units issued                          3,592,852     1,676,900     1,041,313    4,356,722
Transfers of death benefits                           (44,492)       (8,940)       (2,979)    (137,673)
Transfers of surrenders and terminations             (655,310)     (128,591)      (19,537)  (5,489,924)
Transfers between subaccounts                       6,698,119     3,172,056     1,575,190   31,643,955
                                                -------------------------------------------------------
   Net Change in Net Assets from Unit Transactions  9,591,169     4,711,425     2,593,987   30,373,081

Net Change in Net Assets                            9,908,265     4,778,358     2,619,957   30,253,431

Net Assets Beginning of Period                      4,778,358             -             -            -
                                                -------------------------------------------------------
Net Assets End of Period                         $ 14,686,623   $ 4,778,358   $ 2,619,957 $ 30,253,431
                                                =======================================================

/1/ Certain subaccounts commenced operations during 2003 and 2002 as disclosed in the accompanying notes.

              The accompanying notes are an integral part of these financial statements

Thrivent Variable Annuity Account A
Notes to Financial Statements
As of December 31, 2003

(1) ORGANIZATION

The Thrivent Variable Annuity Account A  ( the Variable Account), formerly the AAL Variable Annuity Account I, is a unit investment trust registered under the Investment Company Act of 1940 and is a separate account of
Thrivent Financial for Lutherans (Thrivent Financial). The Variable Account has twenty-eight subaccounts, each of which invests in a corresponding portfolio of either the 'AAL Variable Product Series Fund, Inc.
or the LB Series Fund, Inc. (each a Fund and collectively the Funds), as follows:

Subaccount                                     Series
----------                                     ------
Technology Stock                               AAL Variable Product Series Fund, Inc. - Technology Stock Portfolio
Small Cap Growth (f)                           LB Series Fund, Inc. - Small Cap Growth Portfolio
Opportunity Growth (f)                         LB Series Fund, Inc. - Opportunity Growth Portfolio
Small Cap Stock                                AAL Variable Product Series Fund, Inc. - Small Cap Stock Portfolio
Small Cap Index                                AAL Variable Product Series Fund, Inc. - Small Cap Index Portfolio
Small Cap Value (a)                            AAL Variable Product Series Fund, Inc. - Small Cap Value Portfolio
Mid Cap Select Growth (f)                      LB Series Fund, Inc. - Mid Cap Select Growth Portfolio
Mid Cap Growth (f)                             LB Series Fund, Inc. - Mid Cap Growth Portfolio
Mid Cap Stock                                  AAL Variable Product Series Fund, Inc. - Mid Cap Stock Portfolio
Mid Cap Index                                  AAL Variable Product Series Fund, Inc. - Mid Cap Index Portfolio
World Growth (b)                               LB Series Fund, Inc. - World Growth Portfolio
International                                  AAL Variable Product Series Fund, Inc. - International Portfolio
All Cap (f)                                    LB Series Fund, Inc. - All Cap Portfolio
Growth (f)                                     LB Series Fund, Inc. - Growth Portfolio (c)
Investors Growth (f)                           LB Series Fund, Inc. - Investors Growth Portfolio
Growth Stock (f)                               LB Series Fund, Inc. - Growth Stock Portfolio
Capital Growth                                 AAL Variable Product Series Fund, Inc. - Capital Growth Portfolio
Large Company Index                            AAL Variable Product Series Fund, Inc. - Large Company Index Portfolio
Value                                          LB Series Fund, Inc. - Value Portfolio (d)
Real Estate Securities (a)                     AAL Variable Product Series Fund, Inc. - Real Estate Securities Portfolio
Balanced                                       AAL Variable Product Series Fund, Inc. - Balanced Portfolio
High Yield (f)                                 LB Series Fund, Inc. - High Yield Portfolio
High Yield Bond                                AAL Variable Product Series Fund, Inc. - High Yield Bond Portfolio
Income (f)                                     LB Series Fund, Inc. - Income Portfolio
Bond Index                                     AAL Variable Product Series Fund, Inc. - Bond Index Portfolio
Limited Maturity Bond (f)                      LB Series Fund, Inc. - Limited Maturity Bond Portfolio
Mortgage Securities (a)                        AAL Variable Product Series Fund, Inc. - Mortgage Securities Portfolio
Money Market (b)                               LB Series Fund, Inc. - Money Market Portfolio (e)

(a) Since Inception, April 30, 2003
(b) Since Inception, April 25, 2003
(c) AAL Series Fund.  - Aggressive Growth Portfolio merged into the LB Series Fund Inc. -  Growth Portfolio as of April 25, 2003.
(d) AAL Series Fund.  - Equity Income Portfolio merged into the LB Series Fund Inc. -  Value Portfolio as of April 25, 2003.
(e) AAL Series Fund.  - Money Market Portfolio merged into the LB Series Fund Inc. -  Money Market Portfolio as of April 25, 2003.
(f) Since Inception, April 30, 2002

The Funds are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

The Variable Account is used to fund flexible premium deferred variable annuity contracts issued by Thrivent Financial.
Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the other assets and liabilities of Thrivent Financial.  The assets of the Variable Account will not be charged with any liabilities arising out of any other business conducted by the life insurance operations of Thrivent Financial.

A fixed account investment option is available for contract owners of the flexible premium deferred variable annuity contracts. Assets of the fixed account are combined with the general assets of Thrivent Financial and invested by Thrivent
Financial as allowed by applicable law.  Accordingly,  the fixed account assets are not included in the Variable Account financial statements.

(2) SIGNIFICANT ACCOUNTING POLICIES

Investments

The investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Fund. The cost of shares sold and redeemed is determined on the average cost method.  Dividend distributions received from the Fund are reinvested in additional shares of the Fund and recorded as income by the Variable
Account on the ex-dividend date.

Federal Income Taxes

Thrivent Financial qualifies as a tax-exempt organization under the Internal Revenue Code.  Accordingly, no provision has been charged against the Variable Account.  Thrivent Financial reserves the right to charge for taxes in the future should Thrivent Financial's tax status change.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

(3) EXPENSE CHARGES

Proceeds received by the Variable Account from units issued represent gross contract premiums received by Thrivent less any applicable premium taxes.  No charge for sales distribution expense is deducted from premiums received.

A contract maintenance charge of $25 per contract year is deducted to reimburse Thrivent Financial for administrative expenses related to the contract.  This fee is waived if the sum of any withdrawals and withdrawal charges from the contract is $1,500 or more at the time the deduction would be made.  A surrender charge is imposed in the event of a full or partial surrender in excess of 10% of the accumulated value during the first seven contract years.
The withdrawal and surrender charges are deducted by redeeming units of the subaccounts of the Variable Account.

The contract owner may make twelve transfers between investment options per contract year, but thereafter, each transfer is subject to a a $10 transfer charge.  Transfers from the fixed account are not allowed.

A daily charge is deducted from the value of the net assets of the Variable Account to compensate Thrivent for mortality and expense risks assumed in connection with the contract and is equivalent to an annual rate of 1.25% of the average daily net assets of the Variable Account.

Additionally, during the year ended December 31, 2003, management fees were paid indirectly to Thrivent Financial in its capacity as adviser to the Fund.  The Fund's advisory agreement provides for fees as a percent of the average net assets for each subaccount, as follows:

                              % of Average                                                     % of Average
Subaccount                     Net Assets                          Subaccount                   Net Assets
---------------------------------------------                      -------------------------------------------
---------------------------------------------                      -------------------------------------------
Technology Stock                       0.75%                       Investors Growth                     0.80%
Small Cap Growth                       1.00%                       Growth Stock                         0.80%
Opportunity Growth                     0.40%                       Capital Growth                       0.65%
Small Cap Stock                        0.70%                       Large Company Index                  0.32%
Small Cap Index                        0.34%                       Value                                0.60%
Small Cap Value                        0.80%                       Real Estate Securities               0.80%
Mid Cap Select Growth                  0.90%                       Balanced                             0.32%
Mid Cap Growth                         0.40%                       High Yield                           0.40%
Mid Cap Stock                          0.70%                       High Yield Bond                      0.40%
Mid Cap Index                          0.35%                       Income                               0.40%
World Growth                           0.85%                       Bond Index                           0.35%
International                          0.80%                       Limited Maturity Bond                0.40%
All Cap                                0.95%                       Mortgage Securities                  0.50%
Growth                                 0.40%                       Money Market                         0.40%

(4) UNIT ACTIVITY

Transactions in units (including transfers among subaccounts) were as follows:

                                       ---------------------------------------------------------------------------------------------
                                       ---------------------------------------------------------------------------------------------
                                        Technology       Small Cap       Opportunity      Small Cap       Small Cap       Small Cap
                                           Stock           Growth           Growth          Stock           Index           Value
                                       --------------  ---------------  ---------------  -------------  --------------  ------------
                                       --------------  ---------------  ---------------  -------------  --------------  ------------

Units outstanding at December 31, 2001.......529,594................-...........     -      1,548,793      15,537,534             -
  Units issued...............................487,246...........62,730...........40,155......1,326,350         572,974             -
  Units redeemed.............................(34,115)............(852)............(142).......(99,840)     (1,228,530)            -
                                       --------------  ---------------  ---------------  -------------  --------------  ------------

Units outstanding at December 31, 2002.......982,725...........61,878...........40,013      2,775,303      14,881,978             -
  Units issued...............................693,816..........176,474..........119,391........739,843         720,646       205,811
  Units redeemed............................(360,626).........(32,021).........(19,829)......(371,506)     (1,762,365)       (3,244)
                                       --------------  ---------------  ---------------  -------------  --------------  ------------

Units outstanding at December 31, 2003.....1,315,915..........206,331..........139,575      3,143,640      13,840,259       202,567
                                       ==============  ===============  ===============  =============  ==============  ============

                                       ---------------------------------------------------------------------------------------------
                                       ---------------------------------------------------------------------------------------------
                                       Mid Cap Select     Mid Cap          Mid Cap         Mid Cap          World
                                          Growth           Growth           Stock           Index          Growth      International
                                       --------------  ---------------  ---------------  -------------  --------------  ------------
                                       --------------  ---------------  ---------------  -------------  --------------  ------------

Units outstanding at December 31, 2001.............-................-........1,764,017        608,226               -     4,400,738
  Units issued................................72,597...........63,226........1,380,195........993,884               -     1,040,916
  Units redeemed.................................(25)..........(3,381).........(89,197).......(40,669)              -      (191,458)
                                       --------------  ---------------  ---------------  -------------  --------------  ------------

Units outstanding at December 31, 2002........72,572...........59,845........3,055,015      1,561,441               -     5,250,196
  Units issued...............................202,237..........332,086..........689,181........746,280         158,855       844,026
  Units redeemed.............................(20,576).........(15,349)........(401,837)......(256,956)        (11,167)     (640,615)
                                       --------------  ---------------  ---------------  -------------  --------------  ------------

Units outstanding at December 31, 2003.......254,233..........376,582........3,342,359      2,050,765         147,688     5,453,607
                                       ==============  ===============  ===============  =============  ==============  ============

                                       ---------------------------------------------------------------------------------------------
                                       ---------------------------------------------------------------------------------------------
                                                                           Investors        Growth         Capital     Large Company
                                          All Cap          Growth           Growth          Stock          Growth           Index
                                       --------------  ---------------  ---------------  -------------  --------------  ------------
                                       --------------  ---------------  ---------------  -------------  --------------  ------------

Units outstanding at December 31, 2001.............-................-...........     -              -       4,651,027    33,151,014
  Units issued...............................130,692...........68,518...........41,939........115,422       3,372,290     1,142,107
  Units redeemed................................(280)............(118).............(22)..........(602)       (291,952)   (4,090,076)
                                       --------------  ---------------  ---------------  -------------  --------------  ------------

Units outstanding at December 31, 2002.......130,412...........68,400...........41,917        114,820       7,731,365    30,203,045
  Units issued...............................149,003........1,023,181..........113,560........262,086       2,876,240     1,535,287
  Units redeemed.............................(25,474).........(97,450).........(19,442).......(24,605)       (776,822)   (3,331,004)
                                       --------------  ---------------  ---------------  -------------  --------------  ------------

Units outstanding at December 31, 2003.......253,941..........994,131..........136,035        352,301       9,830,783    28,407,328
                                       ==============  ===============  ===============  =============  ==============  ============

                                       ---------------------------------------------------------------------------------------------
                                       ---------------------------------------------------------------------------------------------
                                                            Real                                         High Yield
                                           Value           Estate          Balanced       High Yield        Bond           Income
                                       --------------  ---------------  ---------------  -------------  --------------  ------------
                                       --------------  ---------------  ---------------  -------------  --------------  ------------

Units outstanding at December 31, 2001.............-................-.......40,444,678              -       2,031,204             -
  Units issued.....................................-................-........1,344,390.........36,102         338,369       255,219
  Units redeemed...................................-................-.......(5,341,259)..........(251)       (142,820)         (654)
                                       --------------  ---------------  ---------------  -------------  --------------  ------------

Units outstanding at December 31, 2002.............-................-.......36,447,809         35,851       2,226,753       254,565
  Units issued.............................2,107,146..........546,291........1,439,739........238,939         650,754       510,510
  Units redeemed............................(124,780).........(15,358)......(5,067,847).......(20,827)       (354,299)      (96,072)
                                       --------------  ---------------  ---------------  -------------  --------------  ------------

Units outstanding at December 31, 2003.....1,982,366..........530,933.......32,819,701        253,963       2,523,208       669,003
                                       ==============  ===============  ===============  =============  ==============  ============

                                       ---------------------------------------------------------------
                                       ---------------------------------------------------------------
                                           Bond        Limited Maturity    Mortgage         Money
                                           Index            Bond          Securities        Market
                                       --------------  ---------------  ---------------  -------------
                                       --------------  ---------------  ---------------  -------------

Units outstanding at December 31, 2001.....6,769,804................-...........     -              -
  Units issued.............................3,225,070..........475,983................-...........   -
  Units redeemed............................(568,943).........(13,441)...............-..............-.
                                       --------------  ---------------  ---------------  -------------
                                       --------------  ---------------  ---------------  -------------

Units outstanding at December 31, 2002.....9,425,931..........462,542...........     -              -
  Units issued.............................1,205,066........1,121,495..........268,350.....52,774,579
  Units redeemed..........................(2,338,605)........(206,195)..........(8,938)...(22,421,403)
                                       --------------  ---------------  ---------------  -------------
                                       --------------  ---------------  ---------------  -------------

Units outstanding at December 31, 2003.....8,292,392........1,377,842..........259,412     30,353,176
                                       ==============  ===============  ===============  =============
                                       ==============  ===============  ===============  =============

(5) PURCHASES AND SALES OF INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments in the
Funds for the year ended December 31, 2003 were as follows:

Subaccount                                         Purchases                      Sales
----------                                         ---------                      -----
Technology Stock                                 $ 3,383,936                  $ 1,493,912
Small Cap Growth                                   1,503,288                      237,692
Opportunity                                        1,042,281                      165,440
Small Cap Stock                                    4,706,446                    1,473,488
Small Cap Value                                    2,550,374                       13,054
Small Cap Index                                    2,953,100                   24,223,957
Mid Cap Select Growth                              1,553,920                      100,928
Mid Cap Growth                                     3,013,266                       71,407
Mid Cap Stock                                      3,605,609                    1,483,998
Mid Cap Index                                      6,041,939                    1,266,994
International                                      3,913,191                    2,388,629
World                                              1,808,176                       97,297
All Cap                                              961,044                      121,265
Growth                                             8,367,855                      524,320
Investors Growth                                     943,758                      144,066
Growth Stock                                       2,327,514                      145,766
Capital Growth                                    16,654,227                    1,410,550
Large Company Index                                9,870,608                   40,426,490
Value                                             20,876,543                      614,265
Real Estate                                        6,304,429                       92,576
Balanced                                          20,391,901                   70,485,210
High Yield                                         2,491,624                      142,891
High Yield Bond                                    6,623,522                    2,161,833
Income                                             5,354,049                      750,915
Bond Index                                        14,676,409                   28,093,347
Mortgage Securities                                2,646,023                       34,512
Limited Maturity Bond                             11,099,717                    1,204,927
Money Market                                      49,154,453                   18,901,022

(6) UNIT VALUES

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the three years in the period ended December 31, 2003, follows:

Subaccount                              2003               2002               2001
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Technology Stock
Units                                   1,315,915            982,725              529,594
Unit value                                  $7.02              $4.70                $8.16
Net assets                             $9,244,010         $4,617,354           $4,322,593
Ratio of expenses to net assets (a)          1.25%            1.25%              1.25%
Investment income ratio (b)                  0.00%            0.00%              0.00%
Total Return (c)                            49.48%          (42.43) %            (18.36) %

Small Cap Growth
Units                                     206,331             61,878
Unit value                                 $10.29              $7.24
Net assets                             $2,123,027           $448,223
Ratio of expenses to net assets (a)          1.25%            1.25%
Investment income ratio (b)                  0.00%            0.00%
Total Return (c)                            42.05%          (27.56) %

Opportunity Growth
Units                                     139,575             40,013
Unit value                                 $10.20              $7.25
Net assets                             $1,423,525         $290,271.0
Ratio of expenses to net assets (a)          1.25%            1.25%
Investment income ratio (b)                  0.00%            0.00%
Total Return (c)                            40.59%          (27.45) %

Small Cap Stock
Units                                   3,143,640          2,775,303            1,548,793
Unit value                                 $11.78              $8.51               $10.82
Net assets                            $37,019,715        $23,604,358          $16,759,563
Ratio of expenses to net assets (a)          1.25%            1.25%              1.25%
Investment income ratio (b)                  0.00%            0.00%              0.14%
Total Return (c)                            38.45%          (21.40) %              8.22%

Small Cap Index
Units                                  13,840,259         14,881,978           15,537,535
Unit value                                 $22.95             $16.82               $20.01
Net assets                           $317,664,531       $250,241,941         $310,784,907
Ratio of expenses to net assets (a)          1.25%            1.25%              1.25%
Investment income ratio (b)                  0.41%            0.01%              0.39%
Total Return (c)                            36.44%          (15.93) %              5.05%

Small Cap Value
Units                                     202,567
Unit value                                 $14.04
Net assets                             $2,843,470
Ratio of expenses to net assets (a)          1.25%
Investment income ratio (b)                  0.09%
Total Return (c)                            40.37%

Mid Cap Select Growth
Units                                     254,233             72,572
Unit value                                  $9.26              $6.82
Net assets                             $2,353,195           $495,241
Ratio of expenses to net assets (a)          1.25%            1.25%
Investment income ratio (b)                  0.00%            0.00%
Total Return (c)                            35.64%          (31.76) %

Mid Cap Growth
Units                                     376,582             59,845
Unit value                                 $10.36              $7.72
Net assets                             $3,900,996           $461,813
Ratio of expenses to net assets (a)          1.25%            1.25%
Investment income ratio (b)                  0.00%            0.00%
Total Return (c)                            34.24%          (22.83) %

Mid Cap Stock
Units                                   3,342,359          3,055,015            1,764,017
Unit value                                  $9.74              $7.45                $8.93
Net assets                            $32,544,863        $22,769,113          $15,746,419
Ratio of expenses to net assets (a)          1.25%            1.25%              1.25%
Investment income ratio (b)                  0.25%            0.31%              0.40%
Total Return (c)                            30.63%          (16.51) %            (10.72) %

Mid Cap Index
Units                                   2,050,765          1,561,441              608,225
Unit value                                 $11.35              $8.53               $10.11
Net assets                            $23,272,180        $13,311,919           $6,153,201
Ratio of expenses to net assets (a)          1.25%            1.25%              1.25%
Investment income ratio (b)                  0.73%            0.56%              0.69%
Total Return (c)                            33.13%          (15.71) %              1.13%

World
Units                                     147,688
Unit value                                 $13.06
Net assets                             $1,929,270
Ratio of expenses to net assets (a)          1.25%
Investment income ratio (b)                  0.00%
Total Return (c)                            30.63%

International
Units                                   5,453,607          5,250,196            4,400,738
Unit value                                  $9.33              $7.35                $9.19
Net assets                            $50,912,714        $38,582,112          $40,453,044
Ratio of expenses to net assets (a)          1.25%            1.25%              1.25%
Investment income ratio (b)                  1.23%            1.01%              1.88%
Total Return (c)                            27.01%          (20.06) %            (26.42) %

All Cap
Units                                     253,941            130,412
Unit value                                  $7.97              $6.54
Net assets                             $2,024,408           $852,276
Ratio of expenses to net assets (a)          1.25%            1.25%
Investment income ratio (b)                  0.21%            0.00%
Total Return (c)                            21.98%          (34.65) %

Growth
Units                                     994,131             68,400
Unit value                                 $10.13              $7.86
Net assets                            $10,074,045           $537,847
Ratio of expenses to net assets (a)          1.25%            1.25%
Investment income ratio (b)                  0.08%            0.00%
Total Return (c)                            28.87%          (21.37) %

Investors Growth
Units                                     136,035             41,917
Unit value                                  $9.62              $7.94
Net assets                             $1,309,157           $332,756
Ratio of expenses to net assets (a)          1.25%            1.25%
Investment income ratio (b)                  0.12%            0.21%
Total Return (c)                            21.23%          (20.61) %

Growth Stock
Units                                     352,301            114,820
Unit value                                 $10.64              $8.22
Net assets                             $3,746,801           $943,545
Ratio of expenses to net assets (a)          1.25%            1.25%
Investment income ratio (b)                  0.29%            0.41%
Total Return (c)                            29.42%          (17.82) %

Capital Growth
Units                                9,830,782.50       7,731,365.00            4,651,027
Unit value                                  $8.30              $6.92                $9.04
Net assets                            $81,569,553        $53,527,908          $42,072,455
Ratio of expenses to net assets (a)          1.25%            1.25%              1.25%
Investment income ratio (b)                  0.58%            0.57%              0.53%
Total Return (c)                            19.85%          (23.46) %             (9.55) %

Large Company Index
Units                               28,407,328.50      30,203,045.00           33,151,014
Unit value                                 $20.84             $16.46               $21.43
Net assets                           $592,135,834       $497,164,057         $710,357,827
Ratio of expenses to net assets (a)          1.25%            1.25%              1.25%
Investment income ratio (b)                  1.39%            0.01%              0.97%
Total Return (c)                            26.62%          (23.18) %            (13.25) %

Value
Units                                1,982,365.98
Unit value                                 $12.50
Net assets                            $24,779,198
Ratio of expenses to net assets (a)          1.25%
Investment income ratio (b)                  1.10%
Total Return (c)                            25.00%

Real Estate
Units                                  530,932.54
Unit value                                 $12.89
Net assets                             $6,845,741
Ratio of expenses to net assets (a)          1.25%
Investment income ratio (b)                  3.70%
Total Return (c)                            28.94%

Balanced
Units                                  32,819,701         36,447,809           40,444,678
Unit value                                 $18.68             $16.14               $18.01
Net assets                           $613,005,792       $588,246,733         $728,372,323
Ratio of expenses to net assets (a)          1.25%            1.25%              1.25%
Investment income ratio (b)                  3.12%            0.00%              3.06%
Total Return (c)                            15.72%          (10.38) %             (4.69) %

High Yield
Units                                     253,963             35,851
Unit value                                 $11.25              $8.90
Net assets                             $2,856,446           $318,998
Ratio of expenses to net assets (a)          1.25%            1.25%
Investment income ratio (b)                  8.48%            7.80%
Total Return (c)                            26.41%          (11.02)          %

High Yield Bond
Units                                   2,523,208          2,226,753            2,031,203
Unit value                                 $10.81              $8.73                $8.81
Net assets                            $27,283,628        $19,435,265          $17,880,036
Ratio of expenses to net assets (a)          1.25%            1.25%              1.25%
Investment income ratio (b)                  7.81%            6.63%              9.13%
Total Return (c)                            23.86%           (0.85) %              0.14%

Income
Units                                     669,003            254,565
Unit value                                 $11.07             $10.33
Net assets                             $7,408,335         $2,630,484
Ratio of expenses to net assets (a)          1.25%            1.25%
Investment income ratio (b)                  4.42%            3.21%
Total Return (c)                             7.17%            3.33%

Bond Index
Units                                   8,292,392          9,425,931            6,769,804
Unit value                                 $15.81             $15.45               $14.26
Net assets                           $131,071,334       $145,645,848          $96,573,661
Ratio of expenses to net assets (a)          1.25%            1.25%              1.25%
Investment income ratio (b)                  4.25%            5.24%              6.03%
Total Return (c)                             2.30%            8.32%              7.11%

Limited Maturity Bond
Units                                   1,377,842            462,542
Unit value                                 $10.66             $10.33
Net assets                            $14,686,623         $4,778,358
Ratio of expenses to net assets (a)          1.25%            1.25%
Investment income ratio (b)                  2.95%            1.98%
Total Return (c)                             3.18%            3.31%

Mortgage Securities
Units                                     259,412
Unit value                                 $10.10
Net assets                             $2,619,957
Ratio of expenses to net assets (a)          1.25%
Investment income ratio (b)                  2.05%
Total Return (c)                             1.00%

Money Market
Units                                  30,353,176
Unit value                                  $1.00
Net assets                            $30,253,431
Ratio of expenses to net assets (a)          1.25%
Investment income ratio (b)                  0.53%
Total Return (c)                            (0.33) %

(a) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.
    Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(b) These amounts represented the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units.  The recognition of investment income is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(c) These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, and
    expenses assessed through the reduction of unit values.   These ratios do not include any expenses assessed through the redemption of units.  Investment options with a date notation indicate the effective date of the investment option in the variable account.  The total return is calculated for each period indicated or from the inception date through the end of the reporting period.

Thrivent Financial for Lutherans

Consolidated Financial Statements

For the Years Ended December 31, 2003, 2002 and 2001

Report of Independent Auditors

The Board of Directors
Thrivent Financial for Lutherans

We have audited the accompanying consolidated balance sheets of Thrivent Financial for Lutherans (Thrivent Financial), formed as a result of the merger of Lutheran Brotherhood (LB) with and into Aid Association for Lutherans (AAL), as of December 31, 2003 and 2002, and the related consolidated statements of operations, members' equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of Thrivent Financial's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the 2001 financial statements of LB which statements reflect total revenues constituting 44% of the related consolidated financial statement totals for the year then ended and which reflect net income (loss) constituting approximately (3)% of the related consolidated financial statement totals for the year then ended. Those statements were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to data included for LB, is based solely on the report of the other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the report of the other auditors provide a reasonable basis for our opinion.

In our opinion, based on our audits and the report of other auditors, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Thrivent Financial at December 31, 2003 and 2002, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

/s/ ERNST & YOUNG LLP

January 28, 2004

Thrivent Financial for Lutherans
Consolidated Balance Sheets
December 31, 2003 and 2002
(dollars in millions)

                                                     2003         2002
                                                  ----------   ----------
Assets
   Fixed maturity securities, at fair value       $   29,103   $   26,793
   Equity securities, at fair value                    1,316        1,379
   Mortgage loans                                      5,817        5,812
   Real estate                                           154          208
   Contract loans                                      1,256        1,272
   Short-term investments                                991          667
   Other investments                                     588          326
                                                  ----------   ----------
      Total investments                               39,225       36,457
   Cash and cash equivalents                           1,751        1,753
   Accrued investment income                             368          363
   Receivables                                           104          112
   Deferred acquisition costs                          1,808        1,723
   Property and equipment, net                           171          186
   Other assets                                           37           33
   Assets held in separate accounts                    9,203        7,354
                                                  ----------   ----------
Total Assets                                      $   52,667   $   47,981
                                                  ==========   ==========
Liabilities
   Future contract benefits                       $   11,337   $   10,836
   Contractholder funds                               22,510       21,090
   Unpaid claims and claim expenses                      219          186
   Notes payable                                          83           91
   Amounts due to brokers                              2,401        2,169
   Other liabilities                                     658          637
   Liabilities related to separate accounts            9,191        7,317
                                                  ----------   ----------
Total Liabilities                                     46,399       42,326
Members' Equity
   Retained earnings                                   5,102        4,850
   Accumulated other comprehensive income              1,166          805
                                                  ----------   ----------
Total Members' Equity                                  6,268        5,655
                                                  ----------   ----------
Total Liabilities and Members' Equity             $   52,667   $   47,981
                                                  ==========   ==========

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans
Consolidated Statements of Operations
For the Years Ended December 31, 2003, 2002 and 2001
(dollars in millions)

                                                     2003         2002         2001
                                                  ----------   ----------   ----------
Revenues
   Premiums                                       $    1,253   $    1,311   $    1,266
   Net investment income                               2,163        2,180        2,171
   Realized investment gains (losses), net                89         (324)          16
   Contract charges                                      536          529          544
   Other revenue                                         178          175          188
                                                  ----------   ----------   ----------
Total Revenues                                         4,219        3,871        4,185
Benefits and Expenses
   Contract claims and other benefits                    998          929          858
   Increase in contract reserves                         664          780          773
   Interest credited                                   1,053        1,094        1,128
   Dividends to members                                  281          323          344
                                                  ----------   ----------   ----------
      Total benefits                                   2,996        3,126        3,103
   Underwriting, acquisition and insurance
    expenses                                             684          648          578
   Amortization of deferred acquisition costs            151          194          168
   Fraternal benefits and expenses                       136          195          201
                                                  ----------   ----------   ----------
      Total expenses                                     971        1,037          947
                                                  ----------   ----------   ----------
Total Benefits and Expenses                            3,967        4,163        4,050
                                                  ----------   ----------   ----------
Net Income (Loss)                                 $      252   $     (292)  $      135
                                                  ==========   ==========   ==========

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans
Consolidated Statements of Members' Equity
For the Years Ended December 31, 2003, 2002 and 2001
(dollars in millions)

                                                   Accumulated
                                                      Other
                                     Retained     Comprehensive
                                     Earnings         Income         Total
                                   ------------   -------------   ------------
Balance as of December 31, 2000    $      5,007   $          69   $      5,076
Comprehensive Income:
   Net income                               135              --            135
   Other comprehensive income                --             136            136
                                                                  ------------
      Total comprehensive income                                           271
                                   ------------   -------------   ------------
Balance as of December 31, 2001           5,142             205          5,347
Comprehensive Income:
   Net loss                                (292)             --           (292)
   Other comprehensive income                --             600            600
                                                                  ------------
      Total comprehensive income                                           308
                                   ------------   -------------   ------------
Balance as of December 31, 2002           4,850             805          5,655
Comprehensive Income:
   Net income                               252              --            252
   Other comprehensive income                --             361            361
                                                                  ------------
      Total comprehensive income                                           613
                                   ------------   -------------   ------------
Balance as of December 31, 2003    $      5,102   $       1,166   $      6,268
                                   ============   =============   ============

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2003, 2002 and 2001
(dollars in millions)

                                                     2003         2002         2001
                                                  ----------   ----------   ----------
Operating Activities
Net income (loss)                                 $      252   $     (292)  $      135
Adjustments to reconcile net income (loss) to
 net cash provided by operating activities:
   Change in contract liabilities and accruals           534          809          717
   Change in contractholder funds                        360          443          965
   Change in deferred acquisition costs                 (114)         (25)         (64)
   Realized investment (gains) losses, net               (89)         324          (16)
   Changes in other assets and liabilities               140           34          108
                                                  ----------   ----------   ----------
Net Cash Provided by Operating Activities              1,083        1,293        1,845
Investing Activities
Proceeds from sales, maturities or repayments
 of fixed maturity securities, classified
 as available for sale                                41,271       25,039       20,139
Cost of fixed maturity securities acquired,
 classified as available for sale                    (43,617)     (27,300)     (21,159)
Proceeds from sales of equity securities                 918          957        1,029
Cost of equity securities acquired                      (611)      (1,130)      (1,274)
Proceeds from mortgage loans sold, matured
 or repaid                                               962          620          564
Cost of mortgage loans acquired                         (952)        (724)        (926)
Contract loans repaid (issued), net                       16            4          (27)
Purchases of short-term investments, net                (324)        (342)         (35)
Net proceeds from maturities, calls and
 purchases of fixed maturity securities
 classified as held-to-maturity                           --           --          197
Other                                                    192          723          (70)
                                                  ----------   ----------   ----------
Net Cash Used in Investing Activities                 (2,145)      (2,153)      (1,562)
Financing Activities
Universal life and investment contract receipts        1,937        2,196        1,437
Universal life and investment contract
 withdrawals                                            (877)        (886)      (1,366)
                                                  ----------   ----------   ----------
Net Cash Provided by Financing Activities              1,060        1,310           71
                                                  ----------   ----------   ----------
Net Change in Cash and Cash Equivalents                   (2)         450          354
Cash and Cash Equivalents, beginning of year           1,753        1,303          949
                                                  ----------   ----------   ----------
Cash and Cash Equivalents, end of year            $    1,751   $    1,753   $    1,303
                                                  ==========   ==========   ==========

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans
Notes to Consolidated Financial Statements
December 31, 2003

Note 1. Nature of Operations and Significant Accounting Policies

Nature of Operations

Thrivent Financial for Lutherans ("Thrivent Financial") is a fraternal benefit society providing to its members life insurance and retirement products, disability income and long-term care insurance as well as Medicare supplement insurance. Thrivent Financial is licensed to conduct business throughout the United States and distributes its products to its members through a network of career financial associates. Thrivent Financial also offers its members additional related financial services through its subsidiaries and affiliates.

Thrivent Financial was formed on January 1, 2002 through the merger of Lutheran Brotherhood ("LB") with and into Aid Association for Lutherans ("AAL") which subsequently changed its name to Thrivent Financial. The merger was accounted for as a pooling of interests and therefore all financial information for periods prior to the merger has been restated to reflect the combined results of the merged organization.

Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). The significant accounting practices used in preparation of the consolidated financial statements are summarized as follows:

Principles of Consolidation
The consolidated financial statements include the accounts of Thrivent Financial and its wholly-owned subsidiaries, which include a stock life insurance company, a broker-dealer and registered investment advisor, a bank, a real estate development company, and a property and casualty insurance agency. All significant inter-company transactions have been eliminated.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments
Fixed maturity securities: Thrivent Financial's fixed maturity securities portfolio is classified as available-for-sale and carried at fair value. Discounts or premiums on the securities are amortized over the term of the securities using the effective interest method.

Equity securities: Thrivent Financial's equity securities portfolio is classified as available-for-sale and carried at fair value.

Mortgage loans: Mortgage loans are generally stated at their unpaid principal balances, adjusted for premium and discount amortization and an allowance for uncollectible balances. Discounts or premiums are amortized over the term of the loans using the effective interest method.

Real estate: Investment real estate is valued at cost plus capital expenditures less accumulated depreciation. Real estate expected to be disposed of is carried at the lower of cost or fair value, less estimated costs to sell. Depreciation expense is determined using the straight-line method over the estimated useful lives of the properties.

Contract loans: Contract loans are generally carried at their aggregate unpaid balances.

Short-term investments: Short-term investments are carried at amortized cost, which approximates fair value.

Other investments: Other investments, consisting primarily of real estate joint ventures, are valued on the equity basis.

Loaned securities: Securities loaned under Thrivent Financial's securities lending agreement are included in the Consolidated Balance Sheets at fair value. Thrivent Financial measures the fair value of securities loaned against the collateral received on a daily basis. Additional collateral is obtained as necessary to ensure such transactions are adequately collateralized.

Unrealized investment gains and losses: Unrealized investment gains and losses on securities classified as available-for-sale, net of related deferred acquisition costs and tax effects, are accounted for as a direct increase or decrease to the accumulated other comprehensive income component of members' equity.

Realized investment gains and losses: Realized investment gains and losses on sales of securities are determined using an average cost method. Thrivent Financial periodically reviews its securities portfolios for issues that may have impairments that are other than temporary. Factors considered in this evaluation include the fair value of the security, the duration of any decline in value, the credit quality of the issuer and other available information. Investments that decline in value below cost on other than a temporary basis are written down to fair value as a component of realized investment losses. Changes in the allowances for mortgage loans and real estate are also included with realized investment gains and losses.

Cash and Cash Equivalents
Cash and cash equivalents are carried at cost and include all highly liquid investments purchased with an original maturity of three months or less.

Deferred Acquisition Costs
Costs which vary with and are primarily attributable to the production of new and renewal business have been deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions, selling, selection and contract issue expenses.

For interest sensitive life, participating life and investment products, these costs are amortized in proportion to estimated margins from interest, mortality and other factors under the contracts. Assumptions used in the amortization of deferred acquisition costs are periodically reviewed and updated as necessary to reflect actual experience. The impact of changes in assumptions is recognized as a component of amortization.

Amortization of acquisition costs for other contracts is charged to expense in proportion to premium revenue recognized.

Property and Equipment
Property and equipment are carried at cost, net of accumulated depreciation. Depreciation expense is determined primarily using the straight-line method over the estimated useful lives of the assets.

Separate Accounts
Separate account assets and liabilities reported in the accompanying Consolidated Balance Sheets represent funds that are separately administered for variable annuity, variable immediate annuity and variable universal life contracts, and for which the contractholder, rather than Thrivent Financial, bears the investment risk. Fees charged on separate account contractholder deposits are recognized when due. Separate account assets are carried at fair value based on quoted market prices. Operating results of the separate accounts are not included in the Consolidated Statements of Operations.

Contract Liabilities and Accruals
Reserves for future contract benefits for participating life insurance are net level reserves computed using the same interest and mortality assumptions as used to compute cash values.

Reserves for future contract benefits for non-participating life insurance are also net level reserves, computed using realistic assumptions as to mortality, interest and withdrawal, with a provision for adverse deviation.

Reserves for health contracts are generally computed using current pricing assumptions. For Medicare supplement, disability income and long term care contracts, reserves are computed on a net level basis using realistic assumptions, with provision for adverse deviation.

Claim reserves are established for future payments not yet due on claims already incurred, relating primarily to health contracts. These reserves are based on past experience and applicable morbidity tables.

Contractholder Funds
Reserves for future contract benefits for universal life insurance and deferred annuities consist of contract account balances before applicable surrender charges with additional reserves for any death benefits that may exceed contract account balances.

Insurance Revenues and Benefits
For life and some annuity contracts other than universal life or investment contracts, premiums are recognized as revenues over the premium paying period, with reserves for future benefits established on a prorated basis from such premiums.

Revenues for universal life and investment contracts consist of policy charges for the cost of insurance, policy administration and surrender charges assessed during the period. Expenses include interest credited to contract account balances and benefits incurred in excess of contract account balances. Certain profits on limited payment contracts are deferred and recognized over the contract term.

For health contracts, gross premiums are prorated over the contract term of the contracts with the unearned premium included in the contract reserves.

Other Revenue
Other revenue consists primarily of investment advisory fees.

Dividends to Members
Thrivent Financial's insurance products are participating in nature. Dividends to members for these policies are recognized over the contract year and are reflected in the Consolidated Statements of Operations. The majority of life insurance contracts, except for universal life and term contracts, begin to receive dividends at the end of the second contract year. Dividends are not currently being paid on most interest-sensitive and health insurance contracts. Dividend scales are approved annually by Thrivent Financial's Board of Directors.

Fraternal Benefits and Expenses
Fraternal benefits and expenses include all fraternal activities as well as expenses incurred to provide or administer fraternal benefits, and expenses related to Thrivent Financial's fraternal character. This includes items such as benevolences to help meet the needs of people, educational benefits to raise community and family awareness of issues, church grants and costs necessary to maintain Thrivent Financial's fraternal branch system.

Income Taxes
Thrivent Financial, as a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code. Thrivent Financial's subsidiaries file a consolidated federal income tax return. The federal income tax provision is based upon amounts estimated to be currently payable and deferred income taxes resulting from temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

Income tax expense (benefit) recorded by Thrivent Financial's subsidiaries for the years ended December 31, 2003, 2002 and 2001 totaled $20 million, ($8) million and $3 million, respectively. This tax expense (benefit) is included as a component of underwriting, acquisition and insurance expenses in the Consolidated Statement of Operations. Thrivent Financial's subsidiaries had a net deferred tax liability as of December 31, 2003 and 2002 of $43 million and $37 million, respectively.

Reclassifications
Certain prior year balances have been reclassified to conform to the current year presentation.

Note 2. Investments

Fixed maturity securities

The amortized cost and fair value of Thrivent Financial's investment in fixed maturity securities is summarized as follows (dollars in millions):

                                     Amortized  Gross Unrealized    Fair
December 31, 2003                      Cost      Gains   Losses     Value
                                     ---------  -------  -------  ---------
Loan-backed obligations of U.S.
 Government corporations
 and agencies                        $   6,335  $    90  $   (14) $   6,411
U.S. Treasury securities and non-
 loan-backed obligations of U.S.
 Government corporations and
 agencies                                  927       21       (4)       944
Corporate and other bonds               16,193    1,237      (53)    17,377
Mortgage & asset-backed securities       4,287      113      (29)     4,371
                                     ---------  -------  -------  ---------
   Total fixed maturity securities   $  27,742  $ 1,461  $  (100) $  29,103
                                     =========  =======  =======  =========

                                     Amortized  Gross Unrealized    Fair
December 31, 2002                      Cost      Gains   Losses     Value
                                     ---------  -------  -------  ---------
Loan-backed obligations of U.S.
 Government corporations and         $   5,680  $   145  $    --  $   5,825
 agencies
U.S. Treasury securities and non-
 loan-backed obligations of U.S.
 Government corporations and
 agencies                                  948       59       --      1,007
Corporate and other bonds               14,635    1,093     (188)    15,540
Mortgage & asset-backed securities       4,220      215      (14)     4,421
                                     ---------  -------  -------  ---------
   Total fixed maturity securities   $  25,483  $ 1,512  $  (202) $  26,793
                                     =========  =======  =======  =========

The fair value of fixed maturity securities for which an unrealized loss has been recognized for less than twelve months totaled $4,751 million at December 31, 2003. The unrealized loss related to these securities was $89 million at December 31, 2003. The fair value of fixed maturity securities for which an unrealized loss has been recognized for greater than twelve months totaled $115 million at December 31, 2003. The unrealized loss related to these securities was $11 million at December 31, 2003.

The amortized cost and fair value of fixed maturity securities by contractual maturity as of December 31, 2003 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (dollars in millions).

                                              Amortized        Fair
                                                 Cost         Value
                                             ------------  ------------
Due in one year or less                      $        783  $        798
Due after one year through five years               5,996         6,386
Due after five years through ten years              7,542         8,100
Due after ten years                                 2,799         3,037
Loan-backed obligations of U.S. Government
 Corporations and agencies                          6,335         6,411
Mortgage and asset-backed securities                4,287         4,371
                                             ------------  ------------
   Total fixed maturity securities           $     27,742  $     29,103
                                             ============  ============

Equity securities

The cost and fair value of Thrivent Financial's investment in equity securities as of December 31, 2003 and 2002 are summarized as follows (dollars in millions):

                                                 2003          2002
                                             ------------  ------------
Cost                                         $      1,163  $      1,567
Gross unrealized gains                                171            68
Gross unrealized losses                               (18)         (256)
                                             ------------  ------------
   Fair Value                                $      1,316  $      1,379
                                             ============  ============

The fair value of equity securities for which an unrealized loss has been recognized for less than twelve months totaled $79 million at December 31, 2003. The unrealized loss related to these securities was $7 million at December 31, 2003. The fair value of equity securities for which an unrealized loss has been recognized for greater than twelve months totaled $139 million at December 31, 2003. The unrealized loss related to these securities was $11 million at December 31, 2003.

Mortgage loans

Thrivent Financial invests in mortgage loans, principally involving commercial real estate. Such investments consist of first mortgage liens on completed income producing properties. The unpaid principal balances of mortgage loans and the allowance for credit losses as of December 31, 2003 and 2002, were as follows (dollars in millions):

                                                 2003          2002
                                             ------------  ------------
Commercial                                   $      4,892  $      4,929
Church                                                751           705
Non-commercial                                        209           253
                                             ------------  ------------
                                                    5,852         5,887
                                             ------------  ------------
Allowance for credit losses                           (35)          (75)
                                             ------------  ------------
Total                                        $      5,817  $      5,812
                                             ============  ============
Impaired mortgage loans:
   With allowance for uncollectible loans    $         30  $         11
   Without allowance for uncollectible
    loans                                    $          3  $         49
Allowance for credit losses on impaired
 mortgage loans                              $          5  $         10
Average investment in impaired loans         $         47  $         80

The change in the allowance for credit losses for the years ended December 31, 2003, 2002 and 2001 was as follows (dollars in millions):

                                   2003          2002          2001
                               ------------  ------------  ------------
Allowance for credit losses,
 Beginning of year             $         75  $         82  $         89
Net reductions                          (40)           (7)           (7)
                               ------------  ------------  ------------
Allowance for credit losses,
 end of year                   $         35  $         75  $         82
                               ============  ============  ============

During 2003, Thrivent Financial completed a review of loan loss experience factors used in establishing the allowance for credit losses. As a result of this review, Thrivent Financial reduced the allowance for credit losses by $40 million.

Thrivent Financial does not accrue interest income on impaired mortgage loans, rather income is recognized for these loans when received. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that Thrivent Financial will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. Interest income recognized on impaired mortgage loans totaled $3 million, $4 million and $7 million during the years ended December 31, 2003, 2002 and 2001, respectively.

Thrivent Financial's mortgage loan investments are diversified among various geographic regions of the United States as well as by property type. The largest concentration in any one geographic region was 28% and 29% as of December 31, 2003 and 2002, respectively. The largest concentration in any one property type was 32% as of both December 31, 2003 and 2002.

Real estate

The components of real estate investments as of December 31, 2003 and 2002 were as follows (dollars in millions):

                                                 2003          2002
                                             ------------  ------------
Property held for the
 production of income                        $        137  $        220
Property held for sale                                 44            23
                                             ------------  ------------
                                                      181           243
                                             ------------  ------------
Accumulated depreciation                              (27)          (35)
                                             ------------  ------------
   Total                                     $        154  $        208
                                             ============  ============

Investment income

Investment income by type of investment for the years ended December 31, 2003, 2002 and 2001 is summarized as follows (dollars in millions):

                                   2003          2002          2001
                               ------------  ------------  ------------
Fixed maturity securities      $      1,533  $      1,535  $      1,499
Equity securities                        36            29            29
Mortgage loans                          459           445           446
Real estate                              21            32            32
Contract loans                           88            87            86
Other invested assets                    53            79           102
                               ------------  ------------  ------------
                                      2,190         2,207         2,194
Investment expenses                      27            27            23
                               ------------  ------------  ------------
   Net investment income       $      2,163  $      2,180  $      2,171
                               ============  ============  ============

Realized investment gains and losses

Realized investment gains and losses for the years ended December 31, 2003, 2002 and 2001, were as follows (dollars in millions):

                                                  2003       2002       2001
                                                --------   --------   --------
Net gains(losses) on sales:
   Fixed maturity securities
      Gross gains                               $    335   $    204   $    203
      Gross losses                                  (170)      (244)      (208)
   Equity securities
      Gross gains                                     87         99        134
      Gross losses                                   (86)      (171)      (134)
   Other                                               1         (3)        20
                                                --------   --------   --------
                                                     167       (115)        15
                                                --------   --------   --------
Provisions for losses:
   Fixed maturity securities                         (56)      (132)        (6)
   Equity securities                                 (62)       (84)        --
   Mortgage loans                                     40          7          7
                                                --------   --------   --------
                                                     (78)      (209)         1
                                                --------   --------   --------
Realized investment gains(losses), net          $     89   $   (324)  $     16
                                                ========   ========   ========

Proceeds from the sale of fixed maturity securities for the years ended December 31, 2003, 2002 and 2001 were $36.2 billion, $21.8 billion and $18.0 billion, respectively.

Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income as of December 31, 2003 and 2002 are shown below (dollars in millions):

                                                  2003       2002
                                                --------   --------
Unrealized investment gains                     $  1,518   $  1,128
Deferred acquisition cost adjustment                (331)      (302)
Deferred income tax adjustment                        (3)        (6)
Minimum pension liability adjustment                 (18)       (15)
                                                --------   --------
   Total                                        $  1,166   $    805
                                                ========   ========

Other Comprehensive Income

The components of other comprehensive income for the years ended December 31, 2003, 2002 and 2001 are as follow (dollars in millions):

                                                  2003       2002       2001
                                                --------   --------   --------
Unrealized investment gains and losses
 arising during the period on securities
 available for sale                             $    438   $    481   $    183
Unrealized investment gains on fixed maturity
 securities transferred from held-to-maturity
 to available-for-sale                                --         45         18
Reclassification adjustment for realized
 gains and losses included in net income             (48)       328         11
Change in deferred acquisition costs due
 to unrealized investment gains and losses           (29)      (236)       (75)
Change in deferred income taxes due
 to unrealized investment gains and losses             3         (3)        (1)
Minimum pension liability adjustment                  (3)       (15)        --
                                                --------   --------   --------
   Total other comprehensive income             $    361   $    600   $    136
                                                ========   ========   ========

On January 1, 2001 and 2002 Thrivent Financial transferred $871 million and $1,757 million, respectively, of its securities previously classified as 'held-to-maturity' to the available for sale category. The transfers were completed in conjunction with the January 1, 2001 adoption of SFAS No. 133 "Accounting for Derivative Instruments and Hedging Activities" and the January 1, 2002 merger of LB with and into AAL, respectively. Following the transfer on January 1, 2002, Thrivent Financial had no remaining held-to-maturity securities.

Note 3. Deferred Acquisition Costs

The change in deferred acquisition costs for the years ended December 31, 2003, 2002 and 2001 were as follows (dollars in millions):

                                                  2003       2002       2001
                                                --------   --------   --------
Balance at beginning of year                    $  2,025   $  2,000   $  1,936
Capitalization of acquisition costs                  265        219        232
Acquisition costs amortized                         (151)      (194)      (168)
                                                --------   --------   --------
                                                   2,139      2,025      2,000
                                                --------   --------   --------
Adjustment for unrealized investment gains
 and losses                                         (331)      (302)       (66)
                                                --------   --------   --------
   Balance at end of year                       $  1,808   $  1,723   $  1,934
                                                ========   ========   ========

Note 4. Property and Equipment

The components of property and equipment as of December 31, 2003 and 2002 are as follows (dollars in millions):

                                                  2003       2002
                                                --------   --------
Buildings                                       $    136   $    146
Furniture and equipment                              212        182
Other                                                 13         11
                                                --------   --------
                                                     361        339
                                                --------   --------
Accumulated depreciation                            (190)      (153)
                                                --------   --------
   Property and equipment, net                  $    171   $    186
                                                ========   ========

Depreciation expense for the years ended December 31, 2003 and 2002 was $45 million and $39 million, respectively.

Note 5. Notes Payable

Thrivent Financial has mortgage notes outstanding totaling $81 million and $89 million as of December 31, 2003 and 2002, respectively, secured by certain investments in real estate. Interest rates on these notes range from 5 percent to 10 percent. Notes maturing during 2004 total $32 million, with the remainder maturing between 2005 and 2013.

In addition, Thrivent Financial has an unsecured note payable totaling $2 million as of both December 31, 2003 and 2002. The interest rate on this note was 3.8 percent and the note matures in 2005.

Note 6. Employee Benefit Plans

Pension and Other Postretirement Benefits

Thrivent Financial has a qualified noncontributory defined benefit retirement plan which provides benefits to substantially all home office and field employees upon retirement. Thrivent Financial also provides certain health care and life insurance benefits for substantially all retired home office and field personnel. Thrivent Financial uses a date of December 31 to measure its benefit plan disclosures.

The components of net periodic pension expense for Thrivent Financial's qualified retirement and other plans for the years ended December 31, 2003, 2002 and 2001 were as follows (dollars in millions):

                                    Retirement Plans          Other Plans
                                  2003    2002    2001    2003    2002    2001
                                 ----------------------  ----------------------
Service cost                     $   19  $   19  $   18  $    3  $    4  $    3
Interest cost                        36      34      32       5       5       5
Expected return on plan assets      (43)    (43)    (41)     --      --      --
Amortization of prior service
 cost                                (1)      1       1      (1)      1      --
Other                                --      (1)     (4)     --      --       1
                                 ----------------------  ----------------------
   Periodic cost                 $   11  $   10  $    6  $    7  $   10  $    9
                                 ======================  ======================

The plans' funding status and the amounts recognized in the consolidated financial statements as of December 31, 2003 and 2002 were as follows (dollars in millions):

                                             Retirement Plans     Other Plans
                                              2003     2002      2003     2002
                                             ----------------------------------
Change in benefit obligation:
   Benefit obligation at beginning of year   $  524   $   478   $   75   $   73
   Service cost                                  19        19        3        4
   Interest cost                                 36        35        5        5
   Plan participants' contributions              --         5       --       --
   Actuarial loss                                22        27       20       18
   Benefits paid                                (25)      (21)      (7)      (5)
   Amendments                                    --       (19)      --      (20)
                                             ----------------------------------
      Benefit obligation at end of year         576       524       96       75
                                             ----------------------------------
Change in plan assets:
   Fair value of plan assets at beginning
    of year                                     402       453       --       --
   Actual return on plan assets                  63       (35)      --       --
   Employer contribution                          5        --        7        4
   Plan participants' contributions              --         5       --        1
   Benefits paid                                (25)      (21)      (7)      (5)
                                             ----------------------------------
      Fair value of plan assets at end of
       year                                     445       402       --       --
                                             ----------------------------------
Funded status                                  (131)     (122)     (96)     (75)
Unrecognized net losses                         104       102       33       13
Unrecognized prior service cost                  (7)       (7)      (9)      (9)
                                             ----------------------------------
                                                (34)      (27)     (72)     (71)
                                             ----------------------------------
Additional minimum pension liability            (18)      (15)      --       --
                                             ----------------------------------
Accrued pension liability at end of year     $  (52)  $   (42)  $  (72)  $  (71)
                                             ----------------------------------
Accumulated benefit obligation               $  497   $   444   $   96   $   75
                                             ==================================

                                             Retirement Plans    Other Benefits
                                              2003     2002      2003     2002
                                             ----------------------------------
Weighted average assumptions as of
 end of year
   Discount rate                               6.25%      7.0%    6.25%     7.0%
   Expected return on plan assets              8.75%      9.0%     n/a      n/a
   Rate of compensation increase               3.75%      5.0%     n/a      n/a

The assumed health care cost trend rate used in measuring the postretirement health care benefit obligation was nine percent in 2003 trending down to five percent in 2009. The assumed health care cost trend rates can have a significant impact on the amounts reported. For example, a one-percentage increase in the rate would increase the 2003 total service and interest cost by $1 million and the postretirement health care benefit obligation by $12 million. During December 2003, Congress passed legislation affecting prescription drug coverage. Thrivent Financial has not evaluated the expected reduction this legislation will have on its postretirement benefit plan obligation.

As of December 31, 2003 and 2002, the accumulated benefit obligation of Thrivent Financial's retirement plan exceeds the fair value of its plan assets. As a result, Thrivent Financial accrued a minimum pension liability totaling $18 million and $15 million at December 31, 2003 and 2002, respectively, with a corresponding reduction in accumulated other comprehensive income.

As of December 31, 2003 and 2002, $75 million and $148 million, respectively, of the pension assets of the defined benefit pension plan were invested in a deposit administration contract issued by Thrivent Financial.

The invested assets of Thrivent Financial's qualified defined benefit plan are allocated approximately 50 percent to equity securities with the remainder primarily to fixed maturity securities. The plan's investments are selected to achieve a total return that will fund the benefits earned under the plan. Thrivent Financial expects to contribute up to $40 million to its retirement and other benefit plans during 2004.

Defined Contribution Plans

Thrivent Financial also provides contributory and noncontributory defined contribution retirement benefits, which cover substantially all home office and field employees. Eligible participants in the 401(k) plan may elect to contribute a percentage of their eligible earnings and Thrivent Financial will match participant contributions up to six percent of eligible earnings. In addition, Thrivent Financial will contribute a percentage of eligible earnings for participants in a non-contributory plan for field employees.

As of December 31, 2003 and 2002, $138 million and $157 million, respectively, of the pension assets of the defined contribution plans were invested in a deposit administration contract issued by Thrivent Financial.

For the years ended December 31, 2003, 2002 and 2001, Thrivent Financial contributed $19 million, $17 million and $18 million, respectively to these plans.

Note 7. Fair Value of Financial Instruments

The following methods and assumptions were used in estimating the fair values for the following financial instruments. The results of these valuing methods are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. As a result, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the financial instrument. These following fair values are for only certain financial instruments of Thrivent Financial; accordingly, the aggregate fair value amounts presented do not represent the underlying value of Thrivent Financial.

Fixed Maturity Securities

Fair values for fixed maturity securities are based on quoted market prices where available, or are estimated using values obtained from independent pricing services. All fixed maturity issues are individually priced based on year-end market conditions, the credit quality of the issuing company, the interest rate and the maturity of the issue.

Equity Securities

The fair values for investments in equity securities are based on quoted market prices.

Mortgage Loans

The fair values for mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Contract Loans

The carrying amounts for these instruments approximate their fair value.

Short-term Investments

The carrying amounts for these instruments approximate their fair values.

Cash and Cash Equivalents

The carrying amounts for these instruments approximate their fair values.

Separate Accounts

The fair values for separate account assets are based on quoted market prices. The fair values of the separate account liabilities are equal to their carrying amounts.

Financial Liabilities

The fair values for Thrivent Financial's liabilities under investment-type contracts, such as deferred annuities and other liabilities, including supplementary contracts without life contingencies, deferred income settlement options and refunds on deposit, are estimated to be the cash surrender value payable upon immediate withdrawal.

The carrying value and estimated fair value of Thrivent Financial's financial instruments are as follows (dollars in millions):

                                           2003                    2002
                                   ---------------------   ---------------------
                                   Carrying   Estimated    Carrying   Estimated
                                    Value     Fair Value    Value     Fair Value
                                   --------   ----------   --------   ----------
Financial Assets:
   Fixed maturity securities       $ 29,103   $   29,103   $ 26,793   $   26,793
   Equity securities                  1,316        1,316      1,379        1,379
   Mortgage loans                     5,817        6,149      5,812        6,507
   Short-term investments               991          991        667          667
   Cash and cash equivalents          1,751        1,751      1,753        1,753
   Contract loans                     1,256        1,256      1,272        1,272
   Separate account assets            9,203        9,203      7,354        7,354
Financial Liabilities:
   Deferred annuities                12,522       12,425     11,340       11,254
   Separate account liabilities       9,191        9,191      7,317        7,317
   Other                              1,665        1,665      1,441        1,437

Note 8. Commitments and Contingent Liabilities

Litigation

Thrivent Financial is involved in various lawsuits, contractual matters, and other contingencies that have arisen from the normal course of business. Thrivent Financial believes adequate provision has been made for any potential losses which may result from these matters.

Also, Thrivent Financial has been named in civil litigation proceedings alleging inappropriate life insurance sales practices by Thrivent Financial. These matters are sometimes referred to as market conduct lawsuits. Thrivent Financial believes it has substantial defenses to these actions and intends to assert them in the courts where the action is filed. While the ultimate resolution of such litigation cannot be predicted with certainty at this time, in the opinion of management such matters will not have a material adverse effect on the financial position or results of operations of Thrivent Financial.

Financial Instruments

Thrivent Financial is a party to financial instruments with on and off-balance sheet risk in the normal course of business. These instruments involve, to varying degrees, elements of credit, interest rate equity price, or liquidity risk in excess of the amount recognized in the Consolidated Balance Sheets. Thrivent Financials exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and financial guarantees is limited to the contractual amount of these instruments.

Commitments to Extend Credit
Thrivent Financial has commitments to extend credit for mortgage loans and other lines of credit at market interest rates of $558 million and $169 million as of December 31, 2003 and 2002, respectively. Commitments to purchase other invested assets were $86 million and $310 million as of December 31, 2003 and 2002, respectively.

Financial Guarantees
Thrivent Financial has entered into an agreement to purchase certain debt obligations of a third party civic organization, totaling $37 million, in the event certain conditions, as defined in the agreement, occur. This agreement is secured by the assets of the third party.

Leases

Thrivent Financial has operating leases for certain office equipment and real estate. Rental expense for these items totaled $9 million, $7 million and $11 million for the years ended December 31, 2003, 2002 and 2001, respectively. Future minimum aggregate rental commitments as of December 31, 2003 for operating leases were as follows: 2004 - $7 million; 2005 - $5 million; 2006 - $4 million; 2007 - $3 million and 2008 - $1 million.

Note 9. Synopsis of Statutory Financial Results

The accompanying financial statements differ from those prepared in accordance with statutory accounting practices prescribed or permitted by regulatory authorities. Effective January 1, 2001, the National Association of Insurance Commissioner's (NAIC) adopted a revised Accounting Practices and Procedures Manual, which was adopted by the primary states regulating Thrivent Financial. The synopsis of statutory financial results is included to satisfy certain state reporting requirements for fraternal benefit societies.

The following describes the more significant statutory accounting policies that are different than GAAP accounting policies.

Fixed maturity securities

For statutory purposes, investments in fixed maturity securities are reported at amortized cost.

Acquisition costs

Costs incurred to acquire new business are charged to operations as incurred.

Contract liabilities

Liabilities for future contract benefits and expenses are determined using statutorily prescribed rates for mortality and interest.

Non-admitted assets

Certain assets, primarily furniture, equipment and agents' debit balances, are charged directly to members' equity and excluded from the balance sheet.

Interest Maintenance Reserve

Certain realized investment gains and losses for fixed maturity securities sold prior to their maturity are deferred and amortized into operating results over the remaining maturity of the sold security.

Asset Valuation Reserve

A reserve, charged directly to members' equity, is maintained based on certain risk factors applied to invested asset classes.

Premiums and Withdrawals

Funds deposited and withdrawn on universal life and investment-type contracts are recorded in the Statement of Operations.

Consolidation

Subsidiaries are not consolidated into the statutory results, rather the equity method of accounting for the ownership of subsidiaries is used, with the change in the value of the subsidiaries reflected as a direct adjustment of members' equity.

Summarized statutory-basis financial information as of December 31, 2003 and 2002 and for the years ended December 31, 2003, 2002 and 2001 for Thrivent Financial is as follows (dollars in millions):

                                                  2003       2002
                                                --------   --------
Admitted assets                                 $ 45,297   $ 41,203
                                                ========   ========
Liabilities                                       42,448     38,559
Surplus                                            2,849      2,644
                                                --------   --------
Total liabilities and surplus                   $ 45,297   $ 41,203
                                                ========   ========

                                                  2003       2002       2001
                                                --------   --------   --------
Gain from operations before net realized
 capital losses                                 $     85   $      1   $     39
Net realized capital losses                          (95)      (333)       (54)
                                                --------   --------   --------
   Net loss                                          (10)      (332)       (15)
Total other changes                                  215        (18)       (25)
                                                --------   --------   --------
Net change in unassigned surplus                $    205   $   (350)  $    (40)
                                                ========   ========   ========

Thrivent Financial is in compliance with the statutory surplus requirements of all states.

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)      Financial Statements

         Part A:  None

         Part B:  Financial Statements of Depositor.  (8)

                  Financial Statements of Thrivent Variable Annuity Account A  (8)

(b)      Exhibits:

         1.   Resolution of the Board of Directors of Depositor authorizing the establishment of Thrivent Variable
              Annuity Account A ("Registrant").  (1)

         2.   Not Applicable.

         3.   Form of Principal Underwriting Agreement between Depositor and Thrivent Investment Management Inc.  (5)

         4.   Contract.  (2)

         5.   Contract Application Form.  (3)

         6.   Articles of Incorporation and Bylaws.  (7)

         7.   Not Applicable.

         8.   Participation Agreement between the Depositor and the Fund as of December 15, 2003.  (7)

         9.   Opinion of Counsel as to the legality of the securities being registered (including written consent).  (8)

         10.  Consent of Ernst & Young LLP. (8)

         11.  Not Applicable.

         12.  Not Applicable.

         13. (a)  Power of Attorney for Richard E. Beumer, Dr. Addie J. Butler, John O. Gilbert, Gary J. Greenfield,
             Robert H. Hoffman, James M. Hushagen, Richard C. Kessler, Richard C. Lundell, John P. McDaniel, Paul W. Middeke,
             Bruce J. Nicholson, Robert B. Peregrine, Paul D. Schrage, Dr. Kurt M. Senske, Dr. Albert K. Siu, Roger G. Wheeler,
             Thomas R. Zehnder, Lawrence W. Stranghoener, and Randall L. Boushek.  (5)

             (b) Power of Attorney for Adrian M. Tocklin. (7)

Footnotes:

(1) Incorporated by reference from Post-Effective Amendment No. 3 to the registration statement of Thrivent Variable Annuity Account A, file no. 33-82054, filed April 18, 1997.

(2) Incorporated by reference from Post-Effective Amendment No. 9 to the registration statement of Thrivent Variable Annuity Account A filed on February 26, 2001.

(3) Incorporated by reference from Post-Effective Amendment No. 11 to the registration statement of Thrivent Variable Annuity Account A, file no. 33-82054, filed April 26, 2002.

(4) Incorporated by reference from the initial registration statement on Form N-4 of Thrivent Variable Annuity Account I, Registration No. 333-89488, filed on May 31, 2002.

(5) Incorporated by reference from the Pre-Effective Amendment No. 1 to the registration statement on Form N-4 of Thrivent Variable Annuity Account I, file no. 333-89488, filed on April October 1, 2002.

(6) Incorporated by reference from the initial registration statement on Form N-6 of Thrivent Variable Life Account I, file No. 333-103454, filed on February 26, 2003.

(7) Incorporated by reference from the Post-Effective Number No. 1 to the registration statement of Thrivent Variable Life Account I, Registration Statement No. 333-103454, filed on April 19, 2004.

(8) Filed herewith.

Item 25. Directors and Officers of the Depositor

The directors, executive officers and, to the extent responsible for variable annuity operations, other officers of Depositor, are listed below:

Name and Principal                                     Positions and Offices
Business Address                                       with Depositor
------------------                                     ---------------------
John O. Gilbert                                        Director, Chairman

Bruce J. Nicholson                                     Director, President and CEO

Richard E. Beumer                                      Director
13013 Wheatfield Farm Road
Town & Country, Missouri 63141

Dr. Addie J. Butler                                    Director
Community College of Philadelphia
1700 Spring Garden Street
Philadelphia, PA  19130

Gary J. Greenfield                                     Director
668 North 77th Street
Wauwatosa, Wisconsin  53213

Robert H. Hoffman                                      Director
Taylor Corporation
1725 Roe Crest Drive
P.O. Box 37208
North Mankato, MN  56002-3728

James M. Hushagen                                      Director
Eisenhower & Carlson, PLLC
1201 Pacific Avenue, Suite 1200
Edgewood, WA  98402-4395

Richard C. Kessler                                     Director
The Kessler Enterprise, Inc.
7380 Sand Lake Road, Suite 120
Orlando, FL  32819

Richard C. Lundell                                     Director
7341 Dogwood
Excelsior, MN  55331

John P. McDaniel                                       Director
MedStar Health
5565 Sterrett Place
Columbia, MD  21044

Paul W. Middeke                                        Director
The Lutheran Church - Missouri Synod
Worker Benefit Plans
1333 South Birkwood Road
St. Louis, MO  63121

Paul D. Schrage                                        Director
42237 N. 112th Place
Scottsdale, AZ  85262

Dr. Kurt M. Senske                                     Director
Lutheran Social Services
Cross Park Drive
Austin, TX  78754

Dr. Albert Siu                                         Director
Gile@Learning LLC
Mendham, NJ  07945

Adrian M. Tocklin                                      Director
4961 Bacopa Lane
Suite 801
St. Petersburg, FL  33715

Roger G. Wheeler                                       Director
6109 West 104th Street
Bloomington, MN 55438

Rev. Thomas R. Zehnder                                 Director
6308 Chiswick Park
Williamsburg, VA 23188-6368

Pamela J. Moret                                        Executive Vice President, Marketing and Products

Lawrence W. Stranghoener                               Executive Vice President and Chief Financial Officer

Jon M. Stellmacher                                     Executive Vice President, Financial Services Operations
4321 North Ballard Road
Appleton, WI  54919

Woodrow E. Eno                                         Senior Vice President, General Counsel and Secretary

Bradford L. Hewitt                                     Senior Vice President, Fraternal Operations

Jennifer H. Martin                                     Senior Vice President, Corporate Administration

Pamela J. Moret                                        Senior Vice President, Marketing and Products

Frederick A. Ohlde                                     Senior Vice President
4321 North Ballard Road
Appleton, Wisconsin  54919

James A. Thomsen                                       Senior Vice President, Field Distribution

Larry A. Robins                                        Senior Vice President and Chief Information Officer

Randall L. Boushek                                     Senior Vice President and Treasurer, Finance

Nikki L. Sorum                                         Senior Vice President, Business Development

Russell W. Swansen                                     Senior Vice President - Chief Investment Officer

John E. Hite                                           Vice President, Associate General Counsel and Chief Compliance Officer

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant

Registrant is a separate account of Depositor. The Depositor is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons.

The following list shows the relationship of each wholly-owned direct and indirect subsidiary to the Depositor. Financial statements of Thrivent Financial will be filed on a consolidated basis with regard to each of the foregoing entities.

                                                                                                               State of
             Thrivent Financial Entities                                Primary Business                     Incorporation
Thrivent Financial for Lutherans                        Fraternal benefit society offering financial           Wisconsin
                                                        services and products

        Thrivent Financial Holdings, Inc.               Holding Company with no independent operations         Delaware

        Thrivent Financial Bank                         Federally chartered bank                            Federal Charter

        Thrivent Investment Management Inc.             Broker-dealer and Investment adviser                   Delaware

        North Meadows Investment Ltd.                   Organized for the purpose of holding and               Wisconsin
                                                        investing in real estate

        Thrivent Service Organization, Inc.             Organized for the purpose of owning bank               Wisconsin
                                                        account withdrawal authorizations

        Thrivent Life Insurance Company                 Life insurance company                                 Minnesota

        Thrivent Financial Investor Services Inc.       Transfer agent for The Lutheran Brotherhood          Pennsylvania
                                                        Family of Funds

        Thrivent Property & Casualty Insurance          Auto and homeowners insurance company                  Minnesota
        Agency, Inc.

        Field Agents' Brokerage Company                 Licensed life and health insurance agency              Minnesota

        MCB Financial Services, Inc.                    Currently not engaged in any form of business          Minnesota

Item 27. Number of Contract Owners

As of March 31, 2004, there were approximately 75,998 qualified and non-qualified contract owners.

Item 28. Indemnification

Section 33 of Depositor's Bylaws; Section E, subsection (viii) of Article VIII of the Fund's Articles of Incorporation; Section 4.01 of the Fund's First Amended and Restated Bylaws; Section Eight of Thrivent Investment Mgt.'s Articles of Incorporation, contain provisions requiring the indemnification by Depositor, the Funds, and Thrivent Investment Mgt. of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the Depositor, Fund or Thrivent Investment Mgt., unless, in the case of the Fund, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.

In addition, Section XII of the Investment Advisory Agreement between the Fund and Depositor contain provisions in which the Funds and Depositor mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney's fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party's gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.

Section 8 of the Participation Agreement between Thrivent Financial, the Accounts and the Fund contains a provision in which the Fund and Thrivent Financial mutually agree to indemnify and hold the other party (including its Officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney's fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party's gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor, the Funds, or Thrivent Investment Mgt. of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Depositor, the Funds, or Thrivent Investment Mgt. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Thrivent Investment Mgt., the principal underwriter for the Contracts, also serves as principal underwriter and investment adviser for The AAL Mutual Funds (a Massachusetts Business Trust offering Class A, Class B and Institutional Class shares) and The Lutheran Brotherhood Family of Funds (A Delaware Business Trust offering Class A, Class B and Institutional Class shares). Thrivent Investment management is also a registered investment adviser for the aforementioned mutual funds.

(b) The directors and officers of Thrivent Investment Mgt. are listed below. Unless otherwise indicated, their principal business address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Name and Principal                                Positions and Offices
Business Address                                  with Underwriter
------------------                                ---------------------

John O. Gilbert                                   Director and Chairman

Bruce J. Nicholson                                Director and President

Jon M. Stellmacher                                Director and Senior Vice President
4321 North Ballard Road
Appleton, Wisconsin 54919-0007

Lawrence W. Stranghoener                          Director and Senior Vice President

Woodrow E. Eno                                    Director, Senior Vice President and Secretary

Pamela J. Moret                                   Director and Senior Vice President

James A. Thomsen                                  Director and Senior Vice President

Russell W. Swansen                                Senior Vice President and Chief Investment Officer

Randall L. Boushek                                Senior Vice President

James E. Nelson                                   Vice President and Assistant Secretary

Katie S. Kloster                                  Vice President and Chief Financial Officer

Thomas R. Mischka                                 Vice President and Anti-Money Laundering Officer
4321 North Ballard Road
Appleton, WI  54979

John E. Hite                                      Vice President and Chief Compliance Officer

(c) Not Applicable.

Item 30. Location of Accounts and Records

The accounts and records of Registrant are located at the offices of the Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota, 55415, 4321 North Ballard Road, Appleton, Wisconsin, 54919, and 222 West College Avenue, Appleton, Wisconsin, 54919.

Item 31. Services

Not Applicable.

Item 32. Undertakings

Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Registrant understands that the restrictions imposed by Section 403(b)(11) of the Internal Revenue Code conflict with certain sections of the Investment Company Act of 1940 that are applicable to the Contracts. In this regard, Registrant is relying on a no-action letter issued on November 28, 1988 by the Office of Insurance Product and Legal Compliance of the SEC, and the requirements for such reliance have been complied with by Registrant.

Depositor hereby represents as to the flexible premium deferred variable annuity contracts that are the subject of this registration statement, File Number 33-82054, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Depositor.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on this 22nd day of April 2004.

                                                     THRIVENT VARIABLE ANNUITY ACCOUNT A
                                                     (Registrant)
                                              By:    Thrivent Financial for Lutherans
                                                     (Depositor, on behalf of itself and Registrant)

                                              By:                           *
                                                     -------------------------------------------------
                                                     Bruce J. Nicholson
                                                     President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this post-effective amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 22nd day of April 2004:

                                              By:    Thrivent Financial for Lutherans
                                                     (Depositor)

                                              By:                           *
                                                     -------------------------------------------------
                                                     Bruce J. Nicholson
                                                     President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed on the 22nd day of April 2004 by the following directors and officers of Depositor in the capacities indicated:

                     *                               President and Chief Executive Officer
---------------------------------------------
Bruce J. Nicholson                                   (Principal Executive Officer)

                     *                               Executive Vice President and Chief Financial Officer
---------------------------------------------
Lawrence W. Stranghoener                             (Principal  Financial Officer)

                     *                               Senior Vice President and Treasurer, Finance
---------------------------------------------
Randall L. Boushek                                   (Principal Accounting Officer)

A majority of the Board of Directors:*

Richard E. Beumer                        Richard C. Kessler                     Dr. Kurt M. Senske
Dr. Addie J. Butler                      Richard C. Lundell                     Dr. Albert Siu
John O. Gilbert                          John P. McDaniel                       Adrian M. Tocklin
Gary J. Greenfield                       Paul W. Middeke                        Roger G. Wheeler
Robert H. Hoffman                        Bruce J. Nicholson                     Rev. Thomas R. Zehnder
James M. Hushagen                        Paul D. Schrage

*John C. Bjork, by signing his name hereto, does hereby sign this document on behalf of himself and each of the above-named directors and officers of Thrivent Financial for Lutherans pursuant to powers of attorney duly executed by such persons.

/s/ John C. Bjork
-------------------------------------------
John C. Bjork
Attorney-in-Fact

THRIVENT VARIABLE ANNUITY ACCOUNT A

INDEX TO EXHIBITS

The exhibits below represent only those exhibits that are newly filed with this Registration Statement. See Item 24(b) of Part C for exhibits not listed below.

Exhibit
Number         Name of Exhibit
--------       ---------------
      9        Opinion of Counsel as to the legality of the securities being registered (including written consent)
     10        Consent of Independent Auditors - Ernst & Young LLP